UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4008

Fidelity Investment Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Overseas Fund

January 31, 2019

OVE-QTLY-0319
1.813070.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 0.2%
Aub Group Ltd.	1,942,202	$16,715,554
Austria - 0.6%
Erste Group Bank AG	1,102,200	38,351,975
Bailiwick of Jersey - 1.4%
Experian PLC	2,490,079	62,519,887
Sanne Group PLC	5,153,554	33,797,007

TOTAL BAILIWICK OF JERSEY		96,316,894

Belgium - 1.2%
KBC Groep NV	1,237,354	83,956,805
Bermuda - 2.0%
Credicorp Ltd. (United States)	177,600	43,117,728
Hiscox Ltd.	1,962,100	36,492,093
IHS Markit Ltd. (a)	1,085,800	56,374,736

TOTAL BERMUDA		135,984,557

Canada - 0.9%
Constellation Software, Inc.	83,500	62,317,265
Denmark - 1.0%
DSV de Sammensluttede Vognmaend A/S	558,200	44,451,288
Netcompany Group A/S (b)	637,687	21,509,129

TOTAL DENMARK		65,960,417

France - 9.6%
ALTEN	409,935	39,249,550
Amundi SA (b)	608,006	34,935,368
Capgemini SA	656,733	72,523,687
Danone SA	1,147,300	83,491,091
Edenred SA	953,879	38,693,743
Elior SA (b)	1,161,000	16,345,231
LVMH Moet Hennessy - Louis Vuitton SA	324,763	104,184,101
Sanofi SA	1,123,681	97,668,007
SR Teleperformance SA	367,600	63,239,470
Total SA	2,080,060	114,031,277

TOTAL FRANCE		664,361,525

Germany - 6.4%
adidas AG	288,142	68,500,983
Axel Springer Verlag AG	279,642	17,092,178
Bayer AG	881,888	66,843,451
Deutsche Borse AG	367,400	48,918,564
Deutsche Post AG	1,205,247	35,598,338
Fresenius SE & Co. KGaA	571,596	29,637,253
Hannover Reuck SE	409,500	59,011,055
SAP SE	1,154,945	119,427,409

TOTAL GERMANY		445,029,231

Hong Kong - 1.8%
AIA Group Ltd.	13,607,800	122,871,815
India - 1.2%
Axis Bank Ltd. (a)	3,738,135	38,071,451
HDFC Bank Ltd. sponsored ADR	424,800	41,723,856

TOTAL INDIA		79,795,307

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	84,474,700	23,276,264
Ireland - 2.7%
DCC PLC (United Kingdom)	744,812	60,811,740
Kerry Group PLC Class A	622,448	63,586,518
Kingspan Group PLC (Ireland)	584,980	23,903,581
United Drug PLC (United Kingdom)	4,617,403	35,125,877

TOTAL IRELAND		183,427,716

Italy - 1.5%
FinecoBank SpA	2,232,400	24,243,785
Prada SpA	7,838,400	25,940,773
Recordati SpA	1,472,500	53,326,799

TOTAL ITALY		103,511,357

Japan - 16.0%
AEON Financial Service Co. Ltd.	1,744,200	33,739,081
Daiichikosho Co. Ltd.	744,700	35,141,226
Elecom Co. Ltd.	576,150	15,360,474
Hoya Corp.	1,249,700	72,257,155
Iriso Electronics Co. Ltd.	560,000	22,852,421
Kao Corp.	810,100	57,058,409
Keyence Corp.	148,880	76,350,120
KH Neochem Co. Ltd.	1,512,100	35,413,056
Miroku Jyoho Service Co., Ltd.	1,016,800	23,346,493
Nakanishi, Inc.	1,185,700	20,377,603
Nissan Chemical Corp.	662,500	35,154,923
Nitori Holdings Co. Ltd.	393,700	51,180,096
NOF Corp.	1,059,200	34,860,978
OBIC Co. Ltd.	484,700	45,744,466
Olympus Corp.	1,133,400	46,511,802
Oracle Corp. Japan	310,000	22,540,280
ORIX Corp.	5,530,600	83,269,993
Otsuka Corp.	1,138,000	36,670,920
PALTAC Corp.	551,000	26,405,508
Recruit Holdings Co. Ltd.	2,062,600	55,150,998
S Foods, Inc.	653,300	23,540,992
SMC Corp.	170,000	55,764,058
Suzuki Motor Corp.	866,000	45,110,709
Temp Holdings Co., Ltd.	2,198,400	39,013,149
Tsuruha Holdings, Inc.	509,400	46,953,188
USS Co. Ltd.	1,731,800	30,271,721
Welcia Holdings Co. Ltd.	943,600	35,690,907

TOTAL JAPAN		1,105,730,726

Kenya - 0.3%
Safaricom Ltd.	97,623,300	23,098,370
Korea (South) - 0.4%
LG Chemical Ltd.	75,640	25,022,267
Netherlands - 6.5%
ASML Holding NV (Netherlands)	428,100	74,860,805
Grandvision NV (b)	1,533,300	34,187,696
Heineken NV (Bearer)	861,900	77,415,073
IMCD Group BV	1,085,878	79,421,051
Koninklijke Philips Electronics NV	1,950,745	76,908,304
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,020,500	108,198,172

TOTAL NETHERLANDS		450,991,101

New Zealand - 0.5%
EBOS Group Ltd.	2,294,501	34,399,453
Norway - 2.0%
Equinor ASA	3,618,159	82,711,073
Schibsted ASA (A Shares)	1,638,700	57,395,643

TOTAL NORWAY		140,106,716

Spain - 2.4%
Amadeus IT Holding SA Class A	854,730	62,104,005
CaixaBank SA	15,857,916	59,974,627
Grifols SA ADR	280,873	5,229,855
Prosegur Cash SA (b)	15,610,356	36,539,269

TOTAL SPAIN		163,847,756

Sweden - 3.1%
Addlife AB	839,841	20,326,930
Addlife AB rights 2/15/19 (a)	839,841	1,020,987
Hexagon AB (B Shares)	872,300	42,572,146
HEXPOL AB (B Shares)	1,972,662	17,451,977
Indutrade AB	2,008,067	50,421,659
Swedbank AB (A Shares)	3,494,923	79,219,825

TOTAL SWEDEN		211,013,524

Switzerland - 7.3%
Credit Suisse Group AG	4,500,441	54,704,452
Julius Baer Group Ltd.	949,859	38,176,977
Lonza Group AG	221,105	58,230,579
Roche Holding AG (participation certificate)	647,228	172,185,784
Sika AG	442,579	58,301,422
Sonova Holding AG Class B	296,540	55,523,906
UBS Group AG	4,955,687	64,035,978

TOTAL SWITZERLAND		501,159,098

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,815,000	43,150,246
United Kingdom - 19.1%
Admiral Group PLC	1,170,500	31,794,568
Ascential PLC	9,277,652	46,240,560
Beazley PLC	5,990,200	38,812,327
British American Tobacco PLC (United Kingdom)	469,060	16,534,395
Cineworld Group PLC	12,442,939	42,595,614
Compass Group PLC	3,724,994	79,661,373
Cranswick PLC	817,761	30,933,072
Dechra Pharmaceuticals PLC	821,495	25,493,007
Diageo PLC	3,244,300	123,823,444
Diploma PLC	2,535,703	42,238,016
Halma PLC	2,532,770	46,507,736
Hastings Group Holdings PLC (b)	8,060,163	22,179,447
Hilton Food Group PLC	2,135,189	25,988,769
InterContinental Hotel Group PLC	1,056,710	60,158,498
Intertek Group PLC	835,845	53,806,124
James Fisher and Sons PLC	1,005,258	25,526,090
JTC PLC (b)	2,888,200	13,637,387
LivaNova PLC (a)	61,929	5,717,285
London Stock Exchange Group PLC	961,830	57,845,414
Micro Focus International PLC	238,706	4,550,957
Mondi PLC	1,933,300	46,644,501
Prudential PLC	4,465,271	87,323,552
RELX PLC	2,884,100	63,796,678
Rentokil Initial PLC	10,839,800	47,912,913
Rio Tinto PLC	942,354	52,133,072
Rolls-Royce Holdings PLC	3,646,292	42,382,503
Rotork PLC	8,931,606	32,191,980
Spectris PLC	1,256,944	42,880,288
The Weir Group PLC	1,988,700	39,256,103
Ultra Electronics Holdings PLC	1,308,194	22,031,222
Victrex PLC	869,131	26,059,308
Volution Group PLC	9,088,967	18,835,321

TOTAL UNITED KINGDOM		1,315,491,524

United States of America - 4.8%
Alphabet, Inc. Class C (a)	30,893	34,488,018
Becton, Dickinson & Co.	209,300	52,211,978
Boston Scientific Corp. (a)	1,314,200	50,136,730
Equifax, Inc.	223,200	23,886,864
Marsh & McLennan Companies, Inc.	679,300	59,907,467
Moody's Corp.	203,500	32,256,785
S&P Global, Inc.	235,541	45,141,433
Total System Services, Inc.	402,000	36,023,220

TOTAL UNITED STATES OF AMERICA		334,052,495

TOTAL COMMON STOCKS
(Cost $5,623,597,691)		6,469,939,958

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
(Cost $39,874,793)	427,944	41,576,321

Investment Companies - 2.0%
United States of America - 2.0%
iShares MSCI Japan ETF
(Cost $134,718,483)	2,558,600	138,880,808
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.34% to 2.41% 3/7/19 to 4/4/19 (Cost $5,934,438)	5,950,000	5,934,376
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $225,751,406)	225,712,163	225,757,305
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $6,029,876,811)		6,882,088,768
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,481,217
NET ASSETS - 100%		$6,893,569,985

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,333,527 or 2.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,468,424
Fidelity Securities Lending Cash Central Fund	197,495
Total	$1,665,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$256,051,609	$256,051,609	$--	$--
Consumer Discretionary	541,946,689	411,821,815	130,124,874	--
Consumer Staples	734,790,351	325,328,176	409,462,175	--
Energy	196,742,350	82,711,073	114,031,277	--
Financials	1,484,041,902	1,014,226,501	469,815,401	--
Health Care	979,132,745	534,868,959	444,263,786	--
Industrials	1,077,227,512	936,726,784	140,500,728	--
Information Technology	910,541,617	668,552,200	241,989,417	--
Materials	331,041,504	278,908,432	52,133,072	--
Investment Companies	138,880,808	138,880,808	--	--
Government Obligations	5,934,376	--	5,934,376	--
Money Market Funds	225,757,305	225,757,305	--	--
Total Investments in Securities:	$6,882,088,768	$4,873,833,662	$2,008,255,106	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Europe Fund

January 31, 2019

EUR-QTLY-0319
1.813067.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 1.7%
Andritz AG	159,400	$7,867,211
Mayr-Melnhof Karton AG	58,900	7,752,948

TOTAL AUSTRIA		15,620,159

Belgium - 1.2%
KBC Groep NV	171,400	11,629,814
Bermuda - 2.5%
Vostok New Ventures Ltd. (depositary receipt)	2,759,476	22,872,756
Canada - 0.9%
Lundin Mining Corp. (Sweden)	1,883,900	8,661,274
Denmark - 3.1%
A.P. Moller - Maersk A/S Series B	14,412	19,274,409
Scandinavian Tobacco Group A/S (a)	721,700	9,333,281

TOTAL DENMARK		28,607,690

Finland - 1.5%
Nokian Tyres PLC	426,200	14,156,784
France - 9.5%
Altarea SCA	47,600	9,850,519
Amundi SA (a)	232,600	13,364,945
Capgemini SA	142,500	15,736,419
Compagnie de St. Gobain	321,100	11,080,525
The Vicat Group	158,300	7,918,011
Total SA	556,808	30,524,854

TOTAL FRANCE		88,475,273

Germany - 10.3%
Axel Springer Verlag AG	165,000	10,085,071
Bertrandt AG	162,700	13,948,359
Deutsche Post AG	521,500	15,403,094
Instone Real Estate Group BV (a)	474,800	10,244,147
JOST Werke AG (a)	197,400	6,936,482
LEG Immobilien AG	129,947	15,245,577
SAP SE	212,737	21,998,129
WashTec AG	29,300	2,075,927

TOTAL GERMANY		95,936,786

Ireland - 2.4%
Ryanair Holdings PLC sponsored ADR (b)	164,767	11,698,457
United Drug PLC (United Kingdom)	1,420,241	10,804,171

TOTAL IRELAND		22,502,628

Italy - 4.1%
Banca Generali SpA	540,400	12,741,962
Buzzi Unicem SpA	159,884	3,050,664
Prada SpA	2,537,100	8,396,399
Recordati SpA	377,300	13,663,974

TOTAL ITALY		37,852,999

Malta - 1.6%
Kambi Group PLC (b)	663,610	15,034,791
Netherlands - 1.8%
Intertrust NV (a)	1,051,680	17,105,329
Norway - 2.2%
Schibsted ASA (A Shares)	592,650	20,757,630
Spain - 1.9%
Prosegur Cash SA (a)	7,417,400	17,361,960
Prosegur Compania de Seguridad SA (Reg.)	111,657	603,995

TOTAL SPAIN		17,965,955

Sweden - 13.6%
Alfa Laval AB	341,600	7,731,761
Arjo AB	5,336,484	18,961,243
Essity AB Class B	472,500	13,065,310
Indutrade AB	640,783	16,089,773
Investor AB (B Shares)	407,771	17,895,623
Securitas AB (B Shares)	809,200	12,989,805
Swedbank AB (A Shares)	588,800	13,346,398
Swedish Match Co. AB	285,000	12,747,020
Telefonaktiebolaget LM Ericsson (B Shares)	1,564,600	13,946,014

TOTAL SWEDEN		126,772,947

Switzerland - 6.3%
Julius Baer Group Ltd.	300,090	12,061,294
Roche Holding AG (participation certificate)	139,810	37,194,458
Sonova Holding AG Class B	50,117	9,383,866

TOTAL SWITZERLAND		58,639,618

United Kingdom - 30.4%
Admiral Group PLC	333,100	9,048,074
Aggreko PLC	689,700	6,270,760
AJ Bell PLC	99,539	338,922
BCA Marketplace PLC	4,012,800	10,552,693
BP PLC	5,475,500	37,403,958
British American Tobacco PLC (United Kingdom)	394,200	13,895,576
Close Brothers Group PLC	527,400	10,272,307
Cranswick PLC	178,900	6,767,169
Diageo PLC	399,700	15,255,134
John Wood Group PLC	858,300	6,092,539
Keywords Studios PLC	305,576	4,777,458
Lloyds Banking Group PLC	25,862,500	19,716,678
Micro Focus International PLC	851,158	16,227,422
Prudential PLC	779,405	15,242,168
Rightmove PLC	1,808,000	11,192,880
Rolls-Royce Holdings PLC	1,643,300	19,100,820
Rotork PLC	2,224,100	8,016,272
Sabre Insurance Group PLC (a)	3,300,000	12,292,315
St. James's Place Capital PLC	944,900	11,624,923
Standard Life PLC	3,073,175	10,143,449
The Weir Group PLC	569,700	11,245,639
Unilever PLC	540,400	28,389,416

TOTAL UNITED KINGDOM		283,866,572

United States of America - 1.7%
Autoliv, Inc. (depositary receipt)	126,400	10,057,966
Veoneer, Inc. unit (b)(c)	187,300	5,568,275

TOTAL UNITED STATES OF AMERICA		15,626,241

TOTAL COMMON STOCKS
(Cost $905,119,280)		902,085,246

Nonconvertible Preferred Stocks - 2.9%
Italy - 1.2%
Buzzi Unicem SpA (Risparmio Shares)	889,200	10,829,161
Spain - 1.7%
Grifols SA Class B	850,250	15,913,721
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,543,530)		26,742,882

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.43% (d)	2,713,084	2,713,627
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	4,196,511	4,196,931
TOTAL MONEY MARKET FUNDS
(Cost $6,910,558)		6,910,558
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $935,573,368)		935,738,686
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,017,319)
NET ASSETS - 100%		$932,721,367

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,638,459 or 9.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,396
Fidelity Securities Lending Cash Central Fund	50,085
Total	$92,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$42,035,581	$42,035,581	$--	$--
Consumer Discretionary	70,703,390	62,306,991	8,396,399	--
Consumer Staples	99,452,906	41,912,780	57,540,126	--
Energy	74,021,351	6,092,539	67,928,812	--
Financials	209,953,588	162,933,448	47,020,140	--
Health Care	105,921,433	52,813,254	53,108,179	--
Industrials	180,502,136	115,643,288	64,858,848	--
Information Technology	72,685,442	20,513,877	52,171,565	--
Materials	38,212,058	38,212,058	--	--
Real Estate	35,340,243	35,340,243	--	--
Money Market Funds	6,910,558	6,910,558	--	--
Total Investments in Securities:	$935,738,686	$584,714,617	$351,024,069	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

January 31, 2019

PAF-QTLY-0319
1.813019.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 12.9%
Amcor Ltd.	920,628	$9,134,641
Aristocrat Leisure Ltd.	351,724	6,297,107
Blue Sky Alternative Investments Ltd. (a)	1,733,447	894,630
BWX Ltd. (b)	2,523,963	2,825,390
Commonwealth Bank of Australia	271,245	13,784,014
CSL Ltd.	99,807	14,191,967
Hansen Technologies Ltd.	2,942,633	7,336,770
HUB24 Ltd. (b)	701,049	6,594,127
Macquarie Group Ltd.	69,581	5,891,375
Magellan Financial Group Ltd.	410,991	8,526,307
Netwealth Group Ltd. (b)	1,055,748	5,510,099
NIB Holdings Ltd.	826,366	3,207,660
Pro Medicus Ltd.	23,400	205,985
realestate.com.au Ltd.	172,850	9,513,814
SpeedCast International Ltd.	1,171,597	2,478,255
Woodside Petroleum Ltd.	287,298	7,167,283

TOTAL AUSTRALIA		103,559,424

Bermuda - 0.8%
Hongkong Land Holdings Ltd.	875,100	6,274,467
Cayman Islands - 12.1%
51job, Inc. sponsored ADR (a)	88,100	6,135,284
Alibaba Group Holding Ltd. sponsored ADR (a)	184,200	31,035,858
China High Precision Automation Group Ltd. (a)(c)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(c)	2,572,200	3
International Housewares Retail Co. Ltd.	19,363,700	4,889,765
Shenzhou International Group Holdings Ltd.	547,500	6,447,007
SITC International Holdings Co. Ltd.	3,415,000	3,135,499
Tencent Holdings Ltd.	899,800	40,054,249
Tencent Music Entertainment Group ADR (a)	226	3,210
ZTO Express (Cayman), Inc. sponsored ADR	334,500	5,726,640

TOTAL CAYMAN ISLANDS		97,427,517

China - 8.4%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	606,010	6,538,700
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	722,194	4,499,701
Hangzhou Tigermed Consulting Co. Ltd. Class A	607,400	3,943,096
Kweichow Moutai Co. Ltd. (A Shares)	179,050	18,426,588
Midea Group Co. Ltd. Class A	773,400	5,024,191
Shanghai International Airport Co. Ltd. (A Shares)	951,913	7,003,539
Shenzhen Expressway Co. (H Shares)	6,230,000	7,069,338
Sinopec Engineering Group Co. Ltd. (H Shares)	4,098,500	4,028,698
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,327,325	3,889,989
Yunnan Baiyao Group Co. Ltd.	622,433	7,220,290

TOTAL CHINA		67,644,130

Hong Kong - 4.9%
AIA Group Ltd.	2,285,400	20,636,050
Dah Sing Banking Group Ltd.	2,182,800	4,270,831
Hong Kong Exchanges and Clearing Ltd.	231,700	7,249,690
Techtronic Industries Co. Ltd.	1,282,000	7,483,737

TOTAL HONG KONG		39,640,308

India - 7.5%
Axis Bank Ltd. (a)	590,198	6,010,937
Bharti Infratel Ltd.	26	107
CCL Products (India) Ltd.	1,018,985	3,849,196
Future Retail Ltd. (a)	379,460	2,297,829
HDFC Asset Management Co. Ltd. (a)(d)	99,363	1,908,005
HDFC Bank Ltd.	326,566	9,578,890
Housing Development Finance Corp. Ltd.	373,184	10,109,784
Indraprastha Gas Ltd. (a)	1,816,200	7,257,378
Oberoi Realty Ltd.	352,703	2,210,110
Power Grid Corp. of India Ltd.	2,095,260	5,568,856
Reliance Industries Ltd.	521,375	9,016,422
TCNS Clothing Co. Ltd. (a)(d)	284,348	2,909,398

TOTAL INDIA		60,716,912

Indonesia - 2.4%
PT Bank Central Asia Tbk	5,423,200	10,935,671
PT Bank Rakyat Indonesia Tbk	29,595,700	8,154,836

TOTAL INDONESIA		19,090,507

Israel - 0.2%
Sarine Technologies Ltd.	4,391,400	1,500,553
Japan - 35.4%
Arata Corp.	93,100	3,730,838
Azbil Corp.	207,300	4,350,588
Bank of Kyoto Ltd.	101,100	4,292,747
Coca-Cola West Co. Ltd.	157,300	4,844,999
Create SD Holdings Co. Ltd.	211,800	5,316,146
Daikin Industries Ltd.	61,000	6,602,710
Fukushima Industries Corp.	82,200	2,909,167
Harmonic Drive Systems, Inc. (b)	130,000	4,523,296
Hoshizaki Corp.	61,200	4,337,517
Hoya Corp.	202,400	11,702,687
Iriso Electronics Co. Ltd.	112,900	4,607,211
Kao Corp.	154,200	10,860,890
Keyence Corp.	33,000	16,923,388
Minebea Mitsumi, Inc.	428,500	7,010,209
Misumi Group, Inc.	219,000	4,986,183
Morinaga & Co. Ltd.	71,400	2,923,516
Murata Manufacturing Co. Ltd.	43,400	6,519,369
Nakanishi, Inc.	354,300	6,089,048
Nidec Corp.	80,500	9,629,699
Nihon M&A Center, Inc.	238,600	5,951,583
Nintendo Co. Ltd.	29,900	9,068,315
Nissan Chemical Corp.	129,600	6,877,099
Nitori Holdings Co. Ltd.	65,400	8,501,850
NSD Co. Ltd.	260,400	5,512,806
Open House Co. Ltd.	154,200	6,412,908
ORIX Corp.	665,600	10,021,428
PALTAC Corp.	140,100	6,713,996
Panasonic Corp.	462,900	4,532,822
Pilot Corp.	145,500	7,093,000
ProNexus, Inc.	163,200	1,483,296
Recruit Holdings Co. Ltd.	295,100	7,890,555
Shimadzu Corp.	288,000	6,596,833
Shionogi & Co. Ltd.	187,400	11,502,928
SMC Corp.	23,500	7,708,561
SMS Co., Ltd.	285,500	4,696,957
SoftBank Corp.	232,400	18,304,699
Subaru Corp.	313,300	7,340,295
Terumo Corp.	132,400	7,545,919
Tsuruha Holdings, Inc.	75,400	6,949,883
Zozo, Inc.	586,900	11,816,128

TOTAL JAPAN		284,682,069

Korea (South) - 2.2%
Cafe24 Corp. (a)	31,045	3,086,556
KB Financial Group, Inc.	160,640	6,903,635
SK Hynix, Inc.	111,318	7,394,982

TOTAL KOREA (SOUTH)		17,385,173

Multi-National - 1.1%
HKT Trust/HKT Ltd. unit	6,213,000	9,162,714
New Zealand - 1.6%
EBOS Group Ltd.	408,279	6,120,971
Ryman Healthcare Group Ltd.	978,040	7,084,703

TOTAL NEW ZEALAND		13,205,674

Philippines - 0.9%
Ayala Land, Inc.	8,205,900	6,987,763
Taiwan - 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,159,000	30,861,887
Voltronic Power Technology Corp.	380,703	6,576,917

TOTAL TAIWAN		37,438,804

Thailand - 1.4%
Home Product Center PCL (For. Reg.)	10,933,100	5,459,551
Thai Beverage PCL	10,609,900	5,753,400

TOTAL THAILAND		11,212,951

United States of America - 1.5%
GI Dynamics, Inc. CDI (a)	5,561,290	76,808
IPG Photonics Corp. (a)	36,800	4,894,400
ResMed, Inc. CDI	746,362	7,090,874

TOTAL UNITED STATES OF AMERICA		12,062,082

TOTAL COMMON STOCKS
(Cost $675,894,105)		787,991,048

Nonconvertible Preferred Stocks - 0.8%
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.
(Cost $6,433,279)	182,390	6,148,364

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.43% (e)	11,108,908	11,111,130
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	9,613,494	9,614,455
TOTAL MONEY MARKET FUNDS
(Cost $20,725,585)		20,725,585
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $703,052,969)		814,864,997
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(10,367,841)
NET ASSETS - 100%		$804,497,156

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,817,403 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$141,761
Fidelity Securities Lending Cash Central Fund	94,986
Total	$236,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$88,582,153	$11,992,176	$76,589,977	$--
Consumer Discretionary	124,706,713	101,353,382	23,353,331	--
Consumer Staples	68,288,708	68,288,708	--	--
Energy	16,183,705	16,183,705	--	--
Financials	144,480,716	95,841,620	48,639,096	--
Health Care	86,665,265	72,473,298	14,191,967	--
Industrials	110,272,561	82,859,399	27,413,162	--
Information Technology	104,236,366	66,851,898	37,384,466	2
Materials	16,011,743	16,011,740	--	3
Real Estate	21,885,248	21,885,248	--	--
Utilities	12,826,234	12,826,234	--	--
Money Market Funds	20,725,585	20,725,585	--	--
Total Investments in Securities:	$814,864,997	$587,292,993	$227,571,999	$5

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Discovery Fund

January 31, 2019

IGI-QTLY-0319
1.813016.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (000s)
Australia - 2.2%
Bapcor Ltd.	8,839,382	$39,644
Blue Sky Alternative Investments Ltd. (a)	3,155,936	1,629
CSL Ltd.	549,647	78,157
Inghams Group Ltd.	7,274,630	24,324
Magellan Financial Group Ltd.	1,192,618	24,742
National Storage (REIT) unit	20,935,348	27,316
Pro Medicus Ltd.	228,726	2,013
Rio Tinto Ltd.	4,010	254

TOTAL AUSTRALIA		198,079

Austria - 1.4%
Erste Group Bank AG	1,816,400	63,203
Wienerberger AG	2,765,600	62,044

TOTAL AUSTRIA		125,247

Bailiwick of Jersey - 0.9%
Experian PLC	2,295,200	57,627
Glencore Xstrata PLC	6,935,113	28,148

TOTAL BAILIWICK OF JERSEY		85,775

Belgium - 1.1%
KBC Groep NV	1,433,459	97,263
Bermuda - 0.4%
Hiscox Ltd.	1,752,920	32,602
Brazil - 0.5%
Notre Dame Intermedica Participacoes SA	4,518,688	41,604
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,390,500	75,539
Cenovus Energy, Inc. (Canada)	3,258,400	25,443
Constellation Software, Inc.	76,500	57,093
Suncor Energy, Inc.	2,167,900	69,923

TOTAL CANADA		227,998

Cayman Islands - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	284,700	47,969
Meituan Dianping Class B	5,958,244	38,447
Tencent Holdings Ltd.	1,574,200	70,075

TOTAL CAYMAN ISLANDS		156,491

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	361,600	37,213
Shanghai International Airport Co. Ltd. (A Shares)	5,079,800	37,374

TOTAL CHINA		74,587

Denmark - 2.0%
DONG Energy A/S (b)	763,900	54,929
Netcompany Group A/S (b)	1,049,478	35,399
Novo Nordisk A/S Series B	953,445	44,684
Novozymes A/S Series B	389,400	16,245
SimCorp A/S	364,800	28,776

TOTAL DENMARK		180,033

Finland - 0.5%
Sampo Oyj (A Shares)	917,500	42,036
France - 8.2%
ALTEN	343,360	32,875
Capgemini SA	767,250	84,728
Cegedim SA (a)	577,424	16,457
LVMH Moet Hennessy - Louis Vuitton SA	251,633	80,724
Sartorius Stedim Biotech	312,490	34,444
SMCP S.A.S. (a)(b)	1,005,880	18,308
SR Teleperformance SA	238,100	40,961
Thales SA	457,262	50,590
Total SA	4,826,858	264,621
VINCI SA	1,369,005	120,459

TOTAL FRANCE		744,167

Germany - 9.6%
adidas AG	467,906	111,237
Akasol AG (b)	280,077	10,784
Allianz SE	401,300	85,145
Aumann AG (b)(c)	29,821	1,230
Deutsche Borse AG	162,981	21,701
Deutsche Post AG	2,335,040	68,968
Instone Real Estate Group BV (b)	1,005,000	21,684
Linde PLC	613,246	99,462
MTU Aero Engines Holdings AG	399,100	85,972
Muenchener Rueckversicherungs AG	217,400	48,515
Nexus AG	598,705	18,160
Rational AG	36,405	22,793
Rheinmetall AG	300,500	31,155
SAP SE	1,665,871	172,260
Vonovia SE	959,200	48,099
Wirecard AG	141,400	23,419

TOTAL GERMANY		870,584

Hong Kong - 2.4%
AIA Group Ltd.	16,729,400	151,058
Techtronic Industries Co. Ltd.	10,720,500	62,581

TOTAL HONG KONG		213,639

India - 3.7%
Avenue Supermarts Ltd. (a)(b)	595,148	11,531
HDFC Bank Ltd.	1,821,291	53,422
HDFC Bank Ltd. sponsored ADR	976,084	95,871
Housing Development Finance Corp. Ltd.	4,839,015	131,092
Sunteck Realty Ltd. (a)	3,638,783	17,643
TCNS Clothing Co. Ltd. (a)(b)	2,290,991	23,441

TOTAL INDIA		333,000

Indonesia - 0.4%
PT Bank Central Asia Tbk	9,460,400	19,077
PT Bank Rakyat Indonesia Tbk	65,822,600	18,137

TOTAL INDONESIA		37,214

Ireland - 2.1%
Cairn Homes PLC (a)	24,761,863	36,845
Dalata Hotel Group PLC	6,380,738	41,702
DCC PLC (United Kingdom)	234,900	19,179
Glenveagh Properties PLC (a)(b)	15,086,366	13,987
Green REIT PLC	9,492,200	15,732
Kerry Group PLC Class A	587,400	60,006
United Drug PLC (United Kingdom)	977,208	7,434

TOTAL IRELAND		194,885

Italy - 0.6%
Recordati SpA	1,530,800	55,438
Japan - 14.8%
AEON Financial Service Co. Ltd.	1,567,500	30,321
Fanuc Corp.	214,300	36,448
Hoya Corp.	2,006,200	115,998
Kao Corp.	567,200	39,950
Keyence Corp.	243,320	124,782
Minebea Mitsumi, Inc.	3,213,100	52,566
Misumi Group, Inc.	1,127,900	25,680
Mitsubishi UFJ Financial Group, Inc.	13,799,800	74,021
Monex Group, Inc. (c)	3,474,649	12,122
Morinaga & Co. Ltd.	328,600	13,455
Nidec Corp.	363,300	43,459
Nitori Holdings Co. Ltd.	514,100	66,832
ORIX Corp.	8,807,200	132,603
Recruit Holdings Co. Ltd.	1,421,400	38,006
Relo Group, Inc.	2,703,800	71,042
Shiseido Co. Ltd.	387,500	23,035
SMC Corp.	237,100	77,774
SoftBank Corp.	855,400	67,375
Sony Corp.	2,681,600	134,367
Takeda Pharmaceutical Co. Ltd.	1,792,100	72,353
Tsuruha Holdings, Inc.	491,300	45,285
Welcia Holdings Co. Ltd.	836,000	31,621
Zozo, Inc.	494,200	9,950

TOTAL JAPAN		1,339,045

Korea (South) - 0.6%
Cafe24 Corp. (a)	223,645	22,235
Hyundai Fire & Marine Insurance Co. Ltd.	331,774	11,139
KB Financial Group, Inc.	437,375	18,797

TOTAL KOREA (SOUTH)		52,171

Malta - 0.2%
Kambi Group PLC (a)	874,400	19,810
Netherlands - 3.8%
Adyen BV (b)(c)	45,219	33,523
ASML Holding NV (Netherlands)	453,300	79,267
Basic-Fit NV (a)(b)	894,100	27,324
IMCD Group BV	794,445	58,106
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,627,332	140,694
Van Lanschot NV (Bearer)	221,500	5,197

TOTAL NETHERLANDS		344,111

New Zealand - 1.4%
EBOS Group Ltd.	3,124,713	46,846
Fisher & Paykel Healthcare Corp.	3,795,588	32,951
Ryman Healthcare Group Ltd.	7,035,032	50,960

TOTAL NEW ZEALAND		130,757

Norway - 3.2%
Equinor ASA	9,824,413	224,586
Schibsted ASA (A Shares)	1,844,100	64,590

TOTAL NORWAY		289,176

Spain - 3.5%
Amadeus IT Holding SA Class A	828,000	60,162
CaixaBank SA	32,830,333	124,164
Grifols SA ADR	3,029,158	56,403
Masmovil Ibercom SA (a)	3,346,240	72,925
Neinor Homes SLU (a)(b)	199,545	2,860

TOTAL SPAIN		316,514

Sweden - 2.8%
ASSA ABLOY AB (B Shares)	2,260,000	42,113
HEXPOL AB (B Shares)	1,854,700	16,408
Indutrade AB	2,586,800	64,953
Saab AB (B Shares) (c)	978,875	33,785
Securitas AB (B Shares)	2,264,700	36,354
Telefonaktiebolaget LM Ericsson (B Shares)	6,699,500	59,716

TOTAL SWEDEN		253,329

Switzerland - 9.7%
Compagnie Financiere Richemont SA Series A	560,600	38,641
Forbo Holding AG (Reg.)	19,930	27,757
Julius Baer Group Ltd.	857,090	34,448
Kaba Holding AG (B Shares) (Reg.)	41,000	26,964
Lonza Group AG	259,158	68,252
Nestle SA (Reg. S)	2,899,870	252,822
Partners Group Holding AG	109,235	74,969
Roche Holding AG (participation certificate)	818,468	217,742
Schindler Holding AG (participation certificate)	168,047	35,656
Sika AG	368,722	48,572
UBS Group AG	3,752,480	48,488

TOTAL SWITZERLAND		874,311

United Kingdom - 11.2%
Anglo American PLC (United Kingdom)	1,430,245	36,445
AstraZeneca PLC (United Kingdom)	1,796,791	130,163
Beazley PLC	7,028,200	45,538
BHP Billiton PLC	3,574,178	79,857
Big Yellow Group PLC	2,523,600	31,726
Bunzl PLC	3,446,244	108,482
Compass Group PLC	2,471,796	52,861
Cranswick PLC	1,452,496	54,943
Dechra Pharmaceuticals PLC	1,370,476	42,529
Diageo PLC	2,582,000	98,546
Fever-Tree Drinks PLC	264,200	8,909
JTC PLC (b)	4,788,900	22,612
Keywords Studios PLC	1,167,700	18,256
LivaNova PLC (a)	9,131	843
Lloyds Banking Group PLC	47,697,300	36,363
London Stock Exchange Group PLC	331,436	19,933
Melrose Industries PLC	11,062,816	24,471
Micro Focus International PLC	3,105,705	59,211
NCC Group Ltd.	2,510,252	4,231
Reckitt Benckiser Group PLC	449,822	34,611
Rio Tinto PLC	956,025	52,889
Rotork PLC	6,928,797	24,973
Senior Engineering Group PLC	7,063,700	20,957

TOTAL UNITED KINGDOM		1,009,349

United States of America - 1.8%
International Flavors & Fragrances, Inc. (Israel)	209,161	29,291
Marsh & McLennan Companies, Inc.	516,900	45,585
Visa, Inc. Class A	640,300	86,447

TOTAL UNITED STATES OF AMERICA		161,323

TOTAL COMMON STOCKS
(Cost $7,539,505)		8,500,538

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itausa-Investimentos Itau SA (PN)
(Cost $35,471)	10,270,600	38,016
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.31% to 2.41% 2/7/19 to 4/18/19 (d)
(Cost $11,639)	11,680	11,639
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 2.43% (e)	458,575,075	458,667
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	32,516,101	32,519
TOTAL MONEY MARKET FUNDS
(Cost $491,183)		491,186
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,077,798)		9,041,379
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,490
NET ASSETS - 100%		$9,044,869

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	2,434	March 2019	$350,380	$(8,861)	$(8,861)

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $277,612,000 or 3.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,918,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,293
Fidelity Securities Lending Cash Central Fund	1,020
Total	$5,313

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$274,965	$137,515	$137,450	$--
Consumer Discretionary	903,615	548,855	354,760	--
Consumer Staples	940,953	414,280	526,673	--
Energy	584,573	319,952	264,621	--
Financials	1,659,809	950,206	709,603	--
Health Care	1,133,431	590,332	543,099	--
Industrials	1,287,055	961,440	325,615	--
Information Technology	982,380	611,926	370,454	--
Materials	469,615	336,869	132,746	--
Real Estate	247,229	247,229	--	--
Utilities	54,929	54,929	--	--
Government Obligations	11,639	--	11,639	--
Money Market Funds	491,186	491,186	--	--
Total Investments in Securities:	$9,041,379	$5,664,719	$3,376,660	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(8,861)	$(8,861)	$--	$--
Total Liabilities	$(8,861)	$(8,861)	$--	$--
Total Derivative Instruments:	$(8,861)	$(8,861)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Canada Fund

January 31, 2019

CAN-QTLY-0319
1.813011.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 4.3%
TELUS Corp.	1,200,300	$42,039,504
Media - 1.9%
Cogeco Communications, Inc.	164,300	9,366,957
Quebecor, Inc. Class B (sub. vtg.)	414,900	9,766,625
		19,133,582
Wireless Telecommunication Services - 2.9%
Rogers Communications, Inc. Class B (non-vtg.)	532,700	28,817,167

TOTAL COMMUNICATION SERVICES		89,990,253

CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 0.5%
Recipe Unlimited Corp.	222,000	4,612,504
Leisure Products - 0.9%
BRP, Inc.	56,548	1,627,646
Spin Master Corp. (a)(b)	240,500	7,616,123
		9,243,769
Multiline Retail - 1.9%
Dollarama, Inc.	689,400	18,557,843

TOTAL CONSUMER DISCRETIONARY		32,414,116

CONSUMER STAPLES - 8.3%
Food & Staples Retailing - 8.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	759,000	41,232,482
George Weston Ltd.	263,200	19,117,781
Metro, Inc. Class A (sub. vtg.)	375,295	13,644,235
North West Co., Inc.	359,900	8,537,679
		82,532,177
ENERGY - 17.2%
Energy Equipment & Services - 0.6%
Canadian Energy Services & Technology Corp.	2,417,400	6,108,123
Oil, Gas & Consumable Fuels - 16.6%
Canadian Natural Resources Ltd.	1,137,598	30,536,232
Cenovus Energy, Inc. (Canada)	1,229,000	9,596,667
Enbridge, Inc.	779,200	28,470,940
Peyto Exploration & Development Corp. (c)	608,900	3,132,664
Pinnacle Renewable Energy, Inc.	408,500	3,388,751
PrairieSky Royalty Ltd. (c)	2,048,218	29,586,497
Suncor Energy, Inc.	1,842,600	59,431,019
		164,142,770

TOTAL ENERGY		170,250,893

FINANCIALS - 30.8%
Banks - 21.0%
Royal Bank of Canada	1,357,700	103,350,321
The Toronto-Dominion Bank	1,859,700	104,735,946
		208,086,267
Capital Markets - 1.0%
IGM Financial, Inc.	385,600	9,913,290
Insurance - 8.8%
Intact Financial Corp.	329,225	26,023,295
Power Corp. of Canada (sub. vtg.)	1,087,000	21,608,463
Sun Life Financial, Inc.	1,087,200	39,220,123
		86,851,881

TOTAL FINANCIALS		304,851,438

HEALTH CARE - 0.4%
Biotechnology - 0.4%
Amgen, Inc.	19,400	3,629,934
INDUSTRIALS - 11.4%
Aerospace & Defense - 0.9%
CAE, Inc.	411,000	8,733,300
Professional Services - 2.2%
Thomson Reuters Corp.	411,500	21,518,448
Road & Rail - 8.3%
Canadian National Railway Co.	416,500	34,757,202
Canadian Pacific Railway Ltd.	232,000	47,551,216
		82,308,418

TOTAL INDUSTRIALS		112,560,166

INFORMATION TECHNOLOGY - 5.5%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	309,300	20,448,945
Software - 3.5%
Constellation Software, Inc.	22,800	17,015,972
Open Text Corp.	487,928	17,345,498
		34,361,470

TOTAL INFORMATION TECHNOLOGY		54,810,415

MATERIALS - 12.7%
Chemicals - 4.2%
Nutrien Ltd.	803,881	41,645,557
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B	327,800	13,821,013
Metals & Mining - 6.6%
Franco-Nevada Corp.	471,900	36,607,761
Lundin Mining Corp.	1,694,600	7,738,194
OceanaGold Corp.	524,300	1,871,431
Wheaton Precious Metals Corp.	904,200	19,048,104
		65,265,490
Paper & Forest Products - 0.5%
Western Forest Products, Inc.	3,717,600	5,686,956

TOTAL MATERIALS		126,419,016

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Allied Properties (REIT)	259,000	9,303,855
TOTAL COMMON STOCKS
(Cost $737,323,238)		986,762,263

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 2.43% (d)	7,169,136	7,170,570
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	34,774,087	34,777,564
TOTAL MONEY MARKET FUNDS
(Cost $41,947,844)		41,948,134
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $779,271,082)		1,028,710,397
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(38,266,961)
NET ASSETS - 100%		$990,443,436

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,616,123 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,200
Fidelity Securities Lending Cash Central Fund	116,495
Total	$163,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Worldwide Fund

January 31, 2019

WLD-QTLY-0319
1.813085.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 0.7%
Bapcor Ltd.	831,321	$3,728,452
Blue Sky Alternative Investments Ltd. (a)	254,244	131,215
CSL Ltd.	51,973	7,390,254
Inghams Group Ltd.	513,123	1,715,750
Magellan Financial Group Ltd.	81,493	1,690,631
National Storage (REIT) unit	1,830,453	2,388,349
Pro Medicus Ltd.	32,911	289,708
Rio Tinto Ltd.	263	16,642

TOTAL AUSTRALIA		17,351,001

Austria - 0.6%
Erste Group Bank AG	192,900	6,712,118
Wienerberger AG	289,700	6,499,176

TOTAL AUSTRIA		13,211,294

Bailiwick of Jersey - 0.3%
Experian PLC	210,800	5,292,680
Glencore Xstrata PLC	405,468	1,645,692

TOTAL BAILIWICK OF JERSEY		6,938,372

Belgium - 0.4%
KBC Groep NV	144,364	9,795,370
Bermuda - 0.2%
Hiscox Ltd.	192,427	3,578,851
Brazil - 0.2%
Notre Dame Intermedica Participacoes SA	444,000	4,087,936
Canada - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	134,000	7,279,516
Cenovus Energy, Inc. (Canada)	228,100	1,781,123
Constellation Software, Inc.	6,200	4,627,150
Shopify, Inc. (a)	48,000	8,086,560
Suncor Energy, Inc.	240,900	7,769,962

TOTAL CANADA		29,544,311

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	45,400	7,649,446
Meituan Dianping Class B	369,166	2,382,103
Tencent Holdings Ltd.	196,300	8,738,219

TOTAL CAYMAN ISLANDS		18,769,768

China - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	34,300	3,529,919
Shanghai International Airport Co. Ltd. (A Shares)	425,429	3,130,022

TOTAL CHINA		6,659,941

Denmark - 0.8%
DONG Energy A/S (b)	66,600	4,788,943
Netcompany Group A/S (b)	101,206	3,413,670
NNIT A/S (b)	161,339	4,650,394
Novo Nordisk A/S Series B	67,280	3,153,150
Novozymes A/S Series B	25,100	1,047,116
SimCorp A/S	32,900	2,595,218

TOTAL DENMARK		19,648,491

Finland - 0.1%
Sampo Oyj (A Shares)	72,300	3,312,451
France - 2.8%
ALTEN	29,500	2,824,501
Capgemini SA	72,800	8,039,377
Cegedim SA (a)	39,210	1,117,506
LVMH Moet Hennessy - Louis Vuitton SA	26,239	8,417,482
Sartorius Stedim Biotech	25,200	2,777,669
SMCP S.A.S. (a)(b)	47,694	868,099
SR Teleperformance SA	21,500	3,698,718
Thales SA	41,800	4,624,628
Total SA	415,909	22,800,609
VINCI SA	123,600	10,875,626

TOTAL FRANCE		66,044,215

Germany - 3.8%
adidas AG	48,069	11,427,608
Akasol AG (b)	27,300	1,051,169
Allianz SE	41,300	8,762,731
Deutsche Borse AG	9,362	1,246,531
Deutsche Post AG	241,875	7,144,053
Instone Real Estate Group BV (b)	74,900	1,616,021
Linde PLC	56,734	9,201,677
MTU Aero Engines Holdings AG	41,100	8,853,504
Muenchener Rueckversicherungs AG	16,500	3,682,147
Nexus AG	46,000	1,395,267
Rational AG	3,670	2,297,773
Rheinmetall AG	25,100	2,602,314
SAP SE	169,384	17,515,200
Vonovia SE	94,400	4,733,681
WashTec AG	72,500	5,136,679
Wirecard AG	10,900	1,805,297

TOTAL GERMANY		88,471,652

Greece - 0.0%
Ff Group (a)(c)	59,300	260,639
Hong Kong - 0.5%
AIA Group Ltd.	1,255,400	11,335,651
Techtronic Industries Co. Ltd.	231,000	1,348,474

TOTAL HONG KONG		12,684,125

India - 1.4%
Avenue Supermarts Ltd. (a)(b)	1,642	31,814
HDFC Bank Ltd.	154,962	4,545,372
HDFC Bank Ltd. sponsored ADR	91,693	9,006,086
Housing Development Finance Corp. Ltd.	354,494	9,603,460
Lupin Ltd. (a)	1,335	16,475
Sunteck Realty Ltd. (a)	304,120	1,474,528
TCNS Clothing Co. Ltd. (a)(b)	208,823	2,136,640
V-Mart Retail Ltd. (a)	182,903	6,564,120

TOTAL INDIA		33,378,495

Indonesia - 0.2%
PT Bank Central Asia Tbk	896,600	1,807,959
PT Bank Rakyat Indonesia Tbk	6,238,600	1,718,992
PT Kino Indonesia Tbk	234,500	50,181

TOTAL INDONESIA		3,577,132

Ireland - 0.9%
Accenture PLC Class A	31,000	4,760,050
Cairn Homes PLC (a)	2,880,639	4,286,333
Dalata Hotel Group PLC	476,400	3,113,591
DCC PLC (United Kingdom)	16,000	1,306,354
Glenveagh Properties PLC (a)(b)	1,096,445	1,016,543
Green REIT PLC	621,300	1,029,731
Greencore Group PLC	372,815	943,739
Kerry Group PLC Class A	45,400	4,637,862
United Drug PLC (United Kingdom)	82,758	629,563

TOTAL IRELAND		21,723,766

Italy - 0.2%
Recordati SpA	139,300	5,044,770
Japan - 6.1%
A/S One Corp.	103,300	7,235,979
AEON Financial Service Co. Ltd.	142,200	2,750,658
Ain Holdings, Inc.	51,100	3,734,276
Daiichikosho Co. Ltd.	62,500	2,949,277
Fanuc Corp.	20,300	3,452,657
Hoya Corp.	191,000	11,043,544
Kao Corp.	50,400	3,549,863
Keyence Corp.	23,720	12,164,326
Minebea Mitsumi, Inc.	283,600	4,639,662
Misumi Group, Inc.	64,700	1,473,087
Mitsubishi UFJ Financial Group, Inc.	1,120,100	6,008,127
Monex Group, Inc. (d)	297,500	1,037,870
Morinaga & Co. Ltd.	21,300	872,141
Nidec Corp.	30,600	3,660,482
Nitori Holdings Co. Ltd.	52,800	6,863,879
NSD Co. Ltd.	162,900	3,448,679
ORIX Corp.	606,900	9,137,627
PALTAC Corp.	43,700	2,094,230
Recruit Holdings Co. Ltd.	109,200	2,919,853
Relo Group, Inc.	276,500	7,265,026
Shiseido Co. Ltd.	34,300	2,038,949
SMC Corp.	24,800	8,134,992
SoftBank Corp.	89,000	7,009,975
Sony Corp.	241,800	12,115,860
Takeda Pharmaceutical Co. Ltd.	173,600	7,008,799
Tsuruha Holdings, Inc.	43,200	3,981,896
Welcia Holdings Co. Ltd.	83,900	3,173,450
Zozo, Inc.	46,600	938,203

TOTAL JAPAN		140,703,367

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,479,173
Korea (South) - 0.2%
Cafe24 Corp. (a)	17,437	1,733,621
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	721,463
KB Financial Group, Inc.	28,328	1,217,419

TOTAL KOREA (SOUTH)		3,672,503

Malta - 0.1%
Kambi Group PLC (a)	76,200	1,726,392
Netherlands - 1.8%
Adyen BV (b)	12,366	9,167,626
Argenx SE ADR (a)	20,732	2,199,873
ASML Holding NV (Netherlands)	45,300	7,921,501
Basic-Fit NV (a)(b)	65,600	2,004,790
IMCD Group BV	75,300	5,507,437
Unilever NV (Certificaten Van Aandelen) (Bearer)	268,127	14,358,254
Van Lanschot NV (Bearer)	17,200	403,586

TOTAL NETHERLANDS		41,563,067

New Zealand - 0.5%
EBOS Group Ltd.	210,137	3,150,401
Fisher & Paykel Healthcare Corp.	313,590	2,722,423
Ryman Healthcare Group Ltd.	744,575	5,393,535

TOTAL NEW ZEALAND		11,266,359

Norway - 1.2%
Equinor ASA	934,680	21,366,774
Schibsted ASA (A Shares)	159,800	5,597,012

TOTAL NORWAY		26,963,786

Philippines - 0.1%
D&L Industries, Inc.	8,349,900	1,816,031
Spain - 1.3%
Amadeus IT Holding SA Class A	50,600	3,676,556
CaixaBank SA	3,282,584	12,414,730
Grifols SA ADR	339,373	6,319,125
Masmovil Ibercom SA (a)	324,805	7,078,535
Neinor Homes SLU (a)(b)	18,104	259,437

TOTAL SPAIN		29,748,383

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	185,600	3,458,492
HEXPOL AB (B Shares)	118,900	1,051,898
Indutrade AB	241,100	6,053,913
Saab AB (B Shares) (d)	88,750	3,063,169
Securitas AB (B Shares)	197,500	3,170,398
Telefonaktiebolaget LM Ericsson (B Shares)	594,300	5,297,275

TOTAL SWEDEN		22,095,145

Switzerland - 3.7%
Compagnie Financiere Richemont SA Series A	53,080	3,658,695
EDAG Engineering Group AG	77,800	1,426,579
Forbo Holding AG (Reg.)	1,430	1,991,603
Julius Baer Group Ltd.	80,910	3,251,955
Kaba Holding AG (B Shares) (Reg.)	2,860	1,880,879
Lonza Group AG	18,382	4,841,114
Nestle SA (Reg. S)	290,410	25,319,074
Partners Group Holding AG	11,005	7,552,831
Roche Holding AG (participation certificate)	84,219	22,405,265
Schindler Holding AG (participation certificate)	14,628	3,103,734
Sika AG	40,439	5,327,074
UBS Group AG	360,280	4,655,436

TOTAL SWITZERLAND		85,414,239

United Kingdom - 4.8%
Anglo American PLC (United Kingdom)	93,759	2,389,145
AstraZeneca PLC:
(United Kingdom)	190,392	13,792,370
sponsored ADR	402,000	14,705,160
Beazley PLC	568,100	3,680,893
BHP Billiton PLC	336,006	7,507,291
Big Yellow Group PLC	199,900	2,513,080
Bunzl PLC	337,660	10,628,997
Compass Group PLC	259,142	5,541,917
Cranswick PLC	133,515	5,050,411
Dechra Pharmaceuticals PLC	102,400	3,177,723
Diageo PLC	250,000	9,541,615
Fever-Tree Drinks PLC	25,100	846,403
Hilton Food Group PLC	374,800	4,561,934
Hotel Chocolat Group Ltd.	603,300	2,433,211
JTC PLC (b)	432,300	2,041,217
Keywords Studios PLC	100,500	1,571,244
LivaNova PLC (a)	614	56,684
Lloyds Banking Group PLC	4,523,700	3,448,713
London Stock Exchange Group PLC	6,881	413,830
Melrose Industries PLC	612,285	1,354,383
Micro Focus International PLC	277,430	5,289,234
NCC Group Ltd.	161,729	272,579
Reckitt Benckiser Group PLC	24,576	1,890,993
Rio Tinto PLC	82,090	4,541,397
Rotork PLC	752,300	2,711,497
Senior Engineering Group PLC	499,600	1,482,233

TOTAL UNITED KINGDOM		111,444,154

United States of America - 60.2%
Abbott Laboratories	115,000	8,392,700
Adobe, Inc. (a)	186,124	46,125,250
Alexion Pharmaceuticals, Inc. (a)	73,000	8,976,080
Alliant Energy Corp.	77,000	3,424,190
Alphabet, Inc. Class A (a)	48,500	54,605,665
Amazon.com, Inc. (a)	29,000	49,843,170
American Tower Corp.	249,000	43,037,160
American Water Works Co., Inc.	25,000	2,391,750
AutoZone, Inc. (a)	23,000	19,488,820
Bank of America Corp.	1,262,000	35,929,140
Becton, Dickinson & Co.	12,000	2,993,520
Berkshire Hathaway, Inc. Class B (a)	132,000	27,131,280
Berry Petroleum Corp.	821,822	9,689,281
bluebird bio, Inc. (a)	34,300	4,576,649
Boston Scientific Corp. (a)	828,159	31,594,266
Burlington Stores, Inc. (a)	148,000	25,413,080
Cabot Oil & Gas Corp.	138,000	3,443,100
Cisco Systems, Inc.	87,000	4,114,230
Costco Wholesale Corp.	33,000	7,082,790
Crown Castle International Corp.	125,000	14,632,500
D.R. Horton, Inc.	81,000	3,114,450
Domino's Pizza, Inc.	12,000	3,404,760
Duke Energy Corp.	58,000	5,091,240
Encompass Health Corp.	2	134
Equity Lifestyle Properties, Inc.	32,000	3,388,160
Estee Lauder Companies, Inc. Class A	206,000	28,102,520
Etsy, Inc. (a)	6,000	327,900
Exxon Mobil Corp.	271,000	19,858,880
FibroGen, Inc. (a)	66,000	3,745,500
Five Below, Inc. (a)	37,000	4,578,010
General Electric Co.	740,000	7,518,400
HCA Holdings, Inc.	23,000	3,206,890
Humana, Inc.	208,300	64,362,617
Intercept Pharmaceuticals, Inc. (a)	17,060	2,058,801
International Flavors & Fragrances, Inc. (Israel)	15,856	2,220,499
J.B. Hunt Transport Services, Inc.	50,000	5,352,000
JPMorgan Chase & Co.	145,000	15,007,500
Kroger Co.	262,000	7,422,460
Marsh & McLennan Companies, Inc.	46,200	4,074,378
MasterCard, Inc. Class A	348,000	73,473,235
Microsoft Corp.	678,000	70,803,540
Mohawk Industries, Inc. (a)	38,000	4,894,020
Moody's Corp.	343,000	54,368,930
MSCI, Inc.	275,000	46,824,250
Neurocrine Biosciences, Inc. (a)	30,300	2,673,066
NextEra Energy, Inc.	30,000	5,369,400
Norfolk Southern Corp.	107,000	17,948,180
NVIDIA Corp.	34,000	4,887,500
OGE Energy Corp.	216,000	8,845,200
Parametric Technology Corp. (a)	649,044	55,032,441
PayPal Holdings, Inc. (a)	774,000	68,700,240
Procter & Gamble Co.	165,000	15,917,550
Prologis, Inc.	235,000	16,252,600
PVH Corp.	41,000	4,473,510
Rockwell Automation, Inc.	24,000	4,068,480
Ross Stores, Inc.	84,000	7,738,080
S&P Global, Inc.	154,628	29,634,456
Salesforce.com, Inc. (a)	79,000	12,005,630
Sempra Energy	19,000	2,222,620
Simon Property Group, Inc.	38,000	6,920,560
Spirit Airlines, Inc. (a)	265,000	15,587,300
Square, Inc. (a)	224,000	15,982,400
Starbucks Corp.	15,000	1,022,100
T-Mobile U.S., Inc. (a)	94,000	6,544,280
The AES Corp.	305,900	5,013,701
The Coca-Cola Co.	227,000	10,925,510
TJX Companies, Inc.	252,000	12,531,960
Twitter, Inc. (a)	122,000	4,094,320
Ulta Beauty, Inc. (a)	107,000	31,235,440
Union Pacific Corp.	209,000	33,245,630
UnitedHealth Group, Inc.	226,000	61,065,200
Vertex Pharmaceuticals, Inc. (a)	19,000	3,627,290
VF Corp.	147,000	12,372,990
Virtu Financial, Inc. Class A	24,000	613,200
Visa, Inc. Class A	540,100	72,918,901
Wayfair LLC Class A (a)	3,400	372,164
WEC Energy Group, Inc.	39,000	2,848,170
Xcel Energy, Inc.	91,000	4,764,760
Zebra Technologies Corp. Class A (a)	28,000	4,860,800

TOTAL UNITED STATES OF AMERICA		1,398,399,324

TOTAL COMMON STOCKS
(Cost $1,967,081,212)		2,240,374,503

Nonconvertible Preferred Stocks - 0.2%
Brazil - 0.2%
Itausa-Investimentos Itau SA (PN)
(Cost $3,363,070)	973,400	3,603,011
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.31% to 2.41% 2/7/19 to 4/18/19(e)
(Cost $796,883)	800,000	796,882
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.43% (f)	80,371,182	80,387,256
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	2,380,229	2,380,467
TOTAL MONEY MARKET FUNDS
(Cost $82,755,909)		82,767,723
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,053,997,074)		2,327,542,119
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,627,762)
NET ASSETS - 100%		$2,320,914,357

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	172	March 2019	$24,759,789	$(537,981)	$(537,981)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,046,363 or 1.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $796,882.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$821,241
Fidelity Securities Lending Cash Central Fund	60,013
Total	$881,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$98,096,456	$82,348,262	$15,748,194	$--
Consumer Discretionary	272,698,009	244,514,756	27,922,614	260,639
Consumer Staples	168,960,267	117,850,331	51,109,936	--
Energy	86,709,729	63,909,120	22,800,609	--
Financials	352,852,065	293,212,408	59,639,657	--
Health Care	331,877,400	278,127,562	53,749,838	--
Industrials	205,378,206	175,154,698	30,223,508	--
Information Technology	533,113,831	497,090,621	36,023,210	--
Materials	43,263,638	31,214,950	12,048,688	--
Real Estate	106,267,939	106,267,939	--	--
Utilities	44,759,974	44,759,974	--	--
Government Obligations	796,882	--	796,882	--
Money Market Funds	82,767,723	82,767,723	--	--
Total Investments in Securities:	$2,327,542,119	$2,017,218,344	$310,063,136	$260,639
Derivative Instruments:
Liabilities
Futures Contracts	$(537,981)	$(537,981)	$--	$--
Total Liabilities	$(537,981)	$(537,981)	$--	$--
Total Derivative Instruments:	$(537,981)	$(537,981)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

January 31, 2019

EMF-QTLY-0319
1.813065.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Belgium - 0.8%
Umicore SA	777,138	$32,855,280
Bermuda - 1.2%
Credicorp Ltd. (United States)	203,432	49,389,221
Brazil - 8.1%
BM&F BOVESPA SA	5,912,900	51,019,676
Equatorial Energia SA	1,140,200	27,557,751
Localiza Rent A Car SA	3,520,000	32,138,627
Lojas Renner SA	2,990,300	37,304,960
Notre Dame Intermedica Participacoes SA	3,572,400	32,891,312
Rumo SA (a)	6,863,800	36,980,059
Suzano Papel e Celulose SA	3,214,100	40,537,563
Vale SA sponsored ADR	5,362,400	66,708,256

TOTAL BRAZIL		325,138,204

Cayman Islands - 15.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,261,500	212,550,135
Huazhu Group Ltd. ADR	1,176,600	37,357,050
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	649,283	50,020,762
Shenzhou International Group Holdings Ltd.	3,656,700	43,058,938
TAL Education Group ADR (a)	1,379,000	42,790,370
Tencent Holdings Ltd.	5,413,500	240,979,882

TOTAL CAYMAN ISLANDS		626,757,137

Chile - 1.8%
Banco Santander Chile sponsored ADR	1,095,700	35,434,938
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	835,000	35,621,100

TOTAL CHILE		71,056,038

China - 7.0%
China International Travel Service Corp. Ltd. (A Shares)	2,526,046	20,545,234
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,438,894	34,395,219
Kweichow Moutai Co. Ltd. (A Shares)	384,110	39,529,945
Midea Group Co. Ltd. Class A	5,899,448	38,324,226
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,999,500	77,879,614
Shenzhen Inovance Technology Co. Ltd. Class A	9,475,062	30,698,364
Wuliangye Yibin Co. Ltd. Class A	4,666,350	41,992,136

TOTAL CHINA		283,364,738

France - 3.4%
Dassault Systemes SA	259,200	32,501,329
Hermes International SCA	55,136	33,094,184
Kering SA	68,754	34,429,425
LVMH Moet Hennessy - Louis Vuitton SA	108,758	34,889,610

TOTAL FRANCE		134,914,548

Germany - 0.8%
Wirecard AG	200,800	33,257,223
Hong Kong - 0.9%
AIA Group Ltd.	4,133,000	37,318,980
India - 13.7%
Asian Paints Ltd.	1,621,245	32,274,108
Dabur India Ltd.	6,055,800	37,861,551
Godrej Consumer Products Ltd.	3,643,096	36,415,558
HDFC Bank Ltd.	1,253,097	36,756,057
Housing Development Finance Corp. Ltd.	2,584,546	70,016,939
IndusInd Bank Ltd.	1,788,322	37,942,618
Infosys Ltd. sponsored ADR	5,800,700	62,647,560
Kotak Mahindra Bank Ltd.	2,062,248	36,494,757
Maruti Suzuki India Ltd.	463,295	43,359,803
Reliance Industries Ltd.	4,292,318	74,229,397
Tata Consultancy Services Ltd.	2,042,200	57,964,981
Titan Co. Ltd.	2,005,581	28,144,836

TOTAL INDIA		554,108,165

Indonesia - 2.4%
PT Bank Central Asia Tbk	23,975,800	48,346,263
PT Bank Rakyat Indonesia Tbk	167,761,900	46,225,322

TOTAL INDONESIA		94,571,585

Ireland - 0.8%
Accenture PLC Class A	217,400	33,381,770
Japan - 0.8%
Keyence Corp.	65,600	33,641,643
Korea (South) - 4.9%
LG Chemical Ltd.	123,527	40,863,637
LG Household & Health Care Ltd.	42,581	48,420,993
Samsung Electronics Co. Ltd.	2,613,127	108,407,550

TOTAL KOREA (SOUTH)		197,692,180

Netherlands - 1.8%
ASML Holding NV (Netherlands)	194,600	34,029,228
Yandex NV Series A (a)	1,101,900	37,001,802

TOTAL NETHERLANDS		71,031,030

Philippines - 1.9%
Ayala Land, Inc.	46,268,200	39,399,848
SM Prime Holdings, Inc.	50,538,400	36,929,671

TOTAL PHILIPPINES		76,329,519

Russia - 5.2%
Alrosa Co. Ltd.	23,336,600	35,185,181
Lukoil PJSC sponsored ADR	788,300	63,221,660
NOVATEK OAO GDR (Reg. S)	258,722	47,475,487
Sberbank of Russia	19,521,510	65,254,493

TOTAL RUSSIA		211,136,821

South Africa - 6.1%
Capitec Bank Holdings Ltd.	402,600	35,397,232
FirstRand Ltd.	8,909,300	46,609,468
Mondi Ltd.	1,528,941	37,821,946
Naspers Ltd. Class N	543,912	124,662,519

TOTAL SOUTH AFRICA		244,491,165

Spain - 0.8%
Amadeus IT Holding SA Class A	455,000	33,059,940
Sweden - 0.8%
Hexagon AB (B Shares)	653,500	31,893,726
Switzerland - 0.8%
Sika AG	255,891	33,708,805
Taiwan - 7.3%
E.SUN Financial Holdings Co. Ltd.	52,499,000	36,809,270
Formosa Chemicals & Fibre Corp.	11,417,000	39,746,377
Formosa Plastics Corp.	12,234,000	40,955,230
Taiwan Semiconductor Manufacturing Co. Ltd.	23,880,000	177,201,697

TOTAL TAIWAN		294,712,574

United Arab Emirates - 1.0%
National Bank of Abu Dhabi PJSC	10,384,955	41,673,832
United Kingdom - 0.9%
NMC Health PLC	1,036,151	35,008,243
United States of America - 7.5%
Adobe, Inc. (a)	134,000	33,207,880
HEICO Corp. Class A	502,530	35,192,176
MasterCard, Inc. Class A	161,500	34,097,495
MercadoLibre, Inc.	96,900	35,271,600
Microsoft Corp.	306,200	31,976,466
Moody's Corp.	210,200	33,318,802
Thermo Fisher Scientific, Inc.	129,500	31,814,265
TransDigm Group, Inc. (a)	94,000	36,754,000
Visa, Inc. Class A	241,200	32,564,412

TOTAL UNITED STATES OF AMERICA		304,197,096

TOTAL COMMON STOCKS
(Cost $2,812,704,532)		3,884,689,463

Nonconvertible Preferred Stocks - 3.8%
Brazil - 3.8%
Itau Unibanco Holding SA	7,166,165	76,196,501
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,786,200	78,015,060
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $106,027,631)		154,211,561

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.43% (c)	74,145,132	74,159,961
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	34,378,883	34,382,321
TOTAL MONEY MARKET FUNDS
(Cost $108,542,282)		108,542,282
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $3,027,274,445)		4,147,443,306
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(110,428,535)
NET ASSETS - 100%		$4,037,014,771

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134,506
Fidelity Securities Lending Cash Central Fund	418,929
Total	$553,435

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$402,644,203	$161,664,321	$240,979,882	$--
Consumer Discretionary	691,141,133	613,192,585	77,948,548	--
Consumer Staples	238,615,402	238,615,402	--	--
Energy	262,941,604	262,941,604	--	--
Financials	862,083,983	608,065,569	254,018,414	--
Health Care	99,713,820	99,713,820	--	--
Industrials	171,763,226	171,763,226	--	--
Information Technology	769,832,900	558,601,975	211,230,925	--
Materials	436,277,483	322,720,596	113,556,887	--
Real Estate	76,329,519	76,329,519	--	--
Utilities	27,557,751	27,557,751	--	--
Money Market Funds	108,542,282	108,542,282	--	--
Total Investments in Securities:	$4,147,443,306	$3,249,708,650	$897,734,656	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International Fund

January 31, 2019

DIF-QTLY-0319
1.813063.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 0.9%
CSL Ltd.	555,608	$79,004,184
Magellan Financial Group Ltd.	2,243,593	46,544,966

TOTAL AUSTRALIA		125,549,150

Bailiwick of Jersey - 0.9%
Experian PLC	1,572,300	39,476,667
Ferguson PLC	1,303,766	87,108,393

TOTAL BAILIWICK OF JERSEY		126,585,060

Belgium - 1.2%
KBC Groep NV	1,839,428	124,808,662
Umicore SA	699,707	29,581,708

TOTAL BELGIUM		154,390,370

Bermuda - 1.7%
Credicorp Ltd. (United States)	308,800	74,970,464
Hiscox Ltd.	3,306,800	61,501,480
IHS Markit Ltd. (a)	1,028,800	53,415,296
Marvell Technology Group Ltd.	1,968,600	36,478,158

TOTAL BERMUDA		226,365,398

Brazil - 0.2%
Notre Dame Intermedica Participacoes SA	2,299,900	21,175,324
Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,169,281	172,170,385
Cenovus Energy, Inc. (Canada)	4,247,684	33,168,110
Constellation Software, Inc.	64,270	47,965,636
Fairfax India Holdings Corp. (a)(b)	3,816,600	49,195,974
Suncor Energy, Inc.	3,889,300	125,445,058

TOTAL CANADA		427,945,163

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	456,500	76,915,685
ENN Energy Holdings Ltd.	2,170,600	20,789,273
Tencent Holdings Ltd.	1,354,300	60,286,147
Zai Lab Ltd. ADR (a)	513,227	13,851,997

TOTAL CAYMAN ISLANDS		171,843,102

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	498,860	51,339,222
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,500,500	43,814,889
Shanghai International Airport Co. Ltd. (A Shares)	4,446,338	32,713,178
Wuliangye Yibin Co. Ltd. Class A	3,130,500	28,171,136

TOTAL CHINA		156,038,425

Denmark - 1.0%
DONG Energy A/S (b)	558,800	40,181,099
DSV de Sammensluttede Vognmaend A/S	426,000	33,923,770
Netcompany Group A/S (b)	535,665	18,067,935
NNIT A/S (b)	1,398	40,296
Novozymes A/S Series B	952,600	39,740,350

TOTAL DENMARK		131,953,450

Finland - 0.2%
Sampo Oyj (A Shares)	663,400	30,393,912
France - 6.4%
Amundi SA (b)	1,543,713	88,700,081
BNP Paribas SA	1,849,200	86,706,286
Capgemini SA	898,800	99,255,390
Danone SA	290,500	21,140,209
Elis SA	1,922,900	31,099,442
Kering SA	79,140	39,630,344
Legrand SA	556,700	32,981,411
LVMH Moet Hennessy - Louis Vuitton SA	373,838	119,927,381
Sanofi SA	1,819,432	158,141,232
SR Teleperformance SA	389,000	66,920,985
VINCI SA	1,176,200	103,494,430

TOTAL FRANCE		847,997,191

Germany - 8.6%
adidas AG	388,702	92,407,455
Allianz SE	445,200	94,459,270
Aumann AG (b)(c)	63,522	2,621,097
Bayer AG	1,400,676	106,165,428
Deutsche Borse AG	617,800	82,258,815
Deutsche Post AG	2,247,219	66,374,163
Fresenius SE & Co. KGaA	1,290,900	66,933,167
Hannover Reuck SE	450,700	64,948,186
Linde PLC	740,634	120,123,295
Morphosys AG (a)	118,200	12,758,009
Morphosys AG sponsored ADR	758,773	19,758,449
SAP SE	2,138,189	221,100,028
Scout24 AG (b)	288,300	13,522,916
Symrise AG	750,000	62,323,470
Vonovia SE	1,213,500	60,850,867
Wirecard AG	318,100	52,684,873

TOTAL GERMANY		1,139,289,488

Hong Kong - 2.2%
AIA Group Ltd.	22,258,800	200,986,137
BOC Hong Kong (Holdings) Ltd.	11,962,500	46,222,133
Techtronic Industries Co. Ltd.	8,436,000	49,245,559

TOTAL HONG KONG		296,453,829

India - 4.3%
Adani Ports & Special Economic Zone Ltd. (a)	2,863,636	13,666,436
Axis Bank Ltd. (a)	4,220,805	42,987,257
Godrej Consumer Products Ltd.	1,268,140	12,676,039
HDFC Bank Ltd.	5,618,097	164,790,990
Housing Development Finance Corp. Ltd.	5,542,947	150,161,840
Kotak Mahindra Bank Ltd.	2,205,905	39,036,996
LIC Housing Finance Ltd.	3,114,373	19,699,638
Reliance Industries Ltd.	7,744,112	133,923,154

TOTAL INDIA		576,942,350

Indonesia - 1.1%
PT Bank Central Asia Tbk	36,981,500	74,571,749
PT Bank Rakyat Indonesia Tbk	265,291,000	73,098,612

TOTAL INDONESIA		147,670,361

Ireland - 2.1%
CRH PLC	2,012,800	57,918,538
DCC PLC (United Kingdom)	261,789	21,374,313
Kerry Group PLC Class A	818,300	83,593,886
Kingspan Group PLC (Ireland)	1,710,500	69,894,827
Ryanair Holdings PLC sponsored ADR (a)	749,799	53,235,729

TOTAL IRELAND		286,017,293

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	565,000	63,234,800
Italy - 0.8%
FinecoBank SpA	853,400	9,267,894
Intesa Sanpaolo SpA	19,919,300	45,577,887
Prada SpA	8,205,800	27,156,664
Recordati SpA	767,800	27,805,987

TOTAL ITALY		109,808,432

Japan - 17.7%
Bandai Namco Holdings, Inc.	624,100	27,473,578
Daikin Industries Ltd.	891,800	96,529,461
Hoya Corp.	2,839,300	164,167,192
Iriso Electronics Co. Ltd.	216,800	8,847,152
Itochu Corp.	2,201,500	40,250,514
Kao Corp.	1,207,300	85,034,708
Keyence Corp.	355,220	182,167,447
KH Neochem Co. Ltd.	479,100	11,220,419
Minebea Mitsumi, Inc.	7,870,100	128,753,897
Misumi Group, Inc.	1,418,000	32,284,967
Mitsubishi UFJ Financial Group, Inc.	22,812,700	122,365,503
Morinaga & Co. Ltd.	208,705	8,545,552
Nabtesco Corp.	626,300	16,484,756
Nidec Corp.	169,200	20,240,312
Nintendo Co. Ltd.	38,400	11,646,264
Nissan Chemical Corp.	416,900	22,122,396
Nitori Holdings Co. Ltd.	759,600	98,746,257
ORIX Corp.	11,703,900	176,216,626
PALTAC Corp.	408,400	19,571,705
Recruit Holdings Co. Ltd.	4,528,100	121,074,971
Renesas Electronics Corp. (a)	7,078,600	40,616,250
Shimadzu Corp.	861,710	19,738,044
Shin-Etsu Chemical Co. Ltd.	795,100	67,040,137
Shiseido Co. Ltd.	875,700	52,055,612
SMC Corp.	208,400	68,360,174
SoftBank Corp.	1,096,900	86,395,972
Sony Corp.	2,990,400	149,839,811
Sundrug Co. Ltd.	150,600	4,804,544
Suzuki Motor Corp.	1,588,600	82,751,585
Takeda Pharmaceutical Co. Ltd.	3,927,429	158,563,126
Temp Holdings Co., Ltd.	1,073,200	19,045,174
Tsubaki Nakashima Co. Ltd.	555,000	9,135,782
Tsuruha Holdings, Inc.	952,114	87,759,693
Welcia Holdings Co. Ltd.	1,455,100	55,037,980
Yahoo! Japan Corp.	8,796,200	23,661,112
Zozo, Inc.	1,747,900	35,190,679

TOTAL JAPAN		2,353,739,352

Korea (South) - 0.7%
LG Chemical Ltd.	156,248	51,687,984
SK Hynix, Inc.	704,080	46,772,841

TOTAL KOREA (SOUTH)		98,460,825

Luxembourg - 0.7%
B&M European Value Retail S.A.	16,680,063	70,927,084
Samsonite International SA (b)	8,146,200	24,226,933

TOTAL LUXEMBOURG		95,154,017

Netherlands - 4.7%
Adyen BV (b)	33,808	25,063,812
ASML Holding NV	893,600	156,406,808
Heineken NV (Bearer)	536,800	48,214,887
Koninklijke Philips Electronics NV	2,008,000	79,165,588
NXP Semiconductors NV	467,500	40,686,525
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,206,957	171,733,178
Wolters Kluwer NV	1,687,800	105,092,959

TOTAL NETHERLANDS		626,363,757

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	5,706,628	41,337,535
Norway - 1.3%
Equinor ASA	4,713,100	107,741,412
Schibsted ASA (A Shares)	2,003,200	70,162,294

TOTAL NORWAY		177,903,706

South Africa - 0.2%
Capitec Bank Holdings Ltd.	316,700	27,844,768
Spain - 1.9%
Amadeus IT Holding SA Class A	1,380,000	100,269,707
CaixaBank SA	24,336,700	92,041,382
Masmovil Ibercom SA (a)	772,165	16,827,934
Prosegur Cash SA (b)	17,441,474	40,825,380

TOTAL SPAIN		249,964,403

Sweden - 2.1%
ASSA ABLOY AB (B Shares)	4,287,300	79,890,037
Coor Service Management Holding AB (b)	2,997,600	23,156,956
Indutrade AB	826,700	20,758,065
Swedbank AB (A Shares)	3,657,500	82,904,977
Telefonaktiebolaget LM Ericsson (B Shares)	7,922,700	70,618,742

TOTAL SWEDEN		277,328,777

Switzerland - 5.1%
Credit Suisse Group AG	6,276,563	76,293,843
Julius Baer Group Ltd.	1,298,640	52,195,272
Lonza Group AG	216,877	57,117,086
Roche Holding AG (participation certificate)	867,294	230,731,210
Sig Combibloc Group AG (a)	1,344,100	13,651,174
Sika AG	961,430	126,650,239
Sonova Holding AG Class B	90,150	16,879,612
Swiss Re Ltd.	275,340	26,353,121
TE Connectivity Ltd.	176,000	14,247,200
UBS Group AG	5,007,387	64,704,030

TOTAL SWITZERLAND		678,822,787

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,249,600	122,249,952
United Kingdom - 13.9%
Admiral Group PLC	815,100	22,140,754
Aon PLC	232,800	36,370,344
Ascential PLC	7,630,873	38,032,881
AstraZeneca PLC (United Kingdom)	2,226,239	161,273,118
Beazley PLC	4,279,400	27,727,534
Big Yellow Group PLC	1,028,800	12,933,751
BP PLC sponsored ADR	2,707,600	111,336,512
British American Tobacco PLC sponsored ADR	799,600	28,209,888
Bunzl PLC	2,914,970	91,758,592
Coca-Cola European Partners PLC	1,029,200	48,969,336
Compass Group PLC	4,045,188	86,508,926
Cranswick PLC	185,546	7,018,564
Halma PLC	1,752,156	32,173,789
Hastings Group Holdings PLC (b)	11,283,078	31,048,061
Informa PLC	1,516,993	13,458,250
InterContinental Hotel Group PLC	580,269	33,034,713
John Wood Group PLC	1,894,700	13,449,299
LivaNova PLC (a)	19,100	1,763,312
Lloyds Banking Group PLC	130,819,600	99,732,352
London Stock Exchange Group PLC	1,214,900	73,065,296
Micro Focus International PLC	1,673,895	31,912,995
Prudential PLC	9,127,481	178,498,474
Reckitt Benckiser Group PLC	857,087	65,948,316
RELX PLC	5,208,099	115,199,999
Rentokil Initial PLC	5,887,800	26,024,618
Rio Tinto PLC	1,328,400	73,489,976
Smith & Nephew PLC	3,897,400	73,422,039
Spectris PLC	1,034,900	35,305,320
St. James's Place Capital PLC	4,749,800	58,435,877
Standard Chartered PLC (United Kingdom)	4,923,857	39,646,465
Standard Life PLC	11,580,664	38,223,619
Tesco PLC	29,310,519	85,804,937
The Weir Group PLC	2,725,000	53,790,355

TOTAL UNITED KINGDOM		1,845,708,262

United States of America - 6.6%
Alphabet, Inc. Class C (a)	89,903	100,365,012
Amgen, Inc.	494,400	92,507,184
Becton, Dickinson & Co.	238,500	59,496,210
Boston Scientific Corp. (a)	2,071,428	79,024,978
Citigroup, Inc.	1,239,700	79,911,062
Coty, Inc. Class A	3,845,900	29,844,184
DowDuPont, Inc.	567,600	30,542,556
IQVIA Holdings, Inc. (a)	379,000	48,894,790
Marsh & McLennan Companies, Inc.	209,400	18,466,986
MasterCard, Inc. Class A	669,000	141,245,970
Microsoft Corp.	630,000	65,790,900
Visa, Inc. Class A	971,000	131,094,710

TOTAL UNITED STATES OF AMERICA		877,184,542

TOTAL COMMON STOCKS
(Cost $10,163,966,908)		12,511,715,781

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA	485,300	47,148,665
Sartorius AG (non-vtg.)	113,584	17,018,079
TOTAL NONCONVERTIBLE PREFERED STOCKS
(Cost $45,112,693)		64,166,744

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 2.43% (d)	697,850,518	697,990,088
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	2,033,716	2,033,919
TOTAL MONEY MARKET FUNDS
(Cost $699,996,976)		700,024,007
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $10,909,076,577)		13,275,906,532
NET OTHER ASSETS (LIABILITIES) - 0.3%		42,747,686
NET ASSETS - 100%		$13,318,654,218

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,650,540 or 2.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,537,912
Fidelity Securities Lending Cash Central Fund	514,470
Total	$5,052,382

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$420,835,866	$262,507,483	$158,328,383	$--
Consumer Discretionary	1,033,554,359	663,158,011	370,396,348	--
Consumer Staples	1,195,220,921	802,379,394	392,841,527	--
Energy	525,063,545	525,063,545	--	--
Financials	3,179,715,844	1,777,019,689	1,402,696,155	--
Health Care	1,786,995,132	673,596,040	1,113,399,092	--
Industrials	1,776,131,726	1,390,366,968	385,764,758	--
Information Technology	1,817,517,900	1,493,886,135	323,631,765	--
Materials	706,092,242	478,061,883	228,030,359	--
Real Estate	73,784,618	73,784,618	--	--
Utilities	60,970,372	40,181,099	20,789,273	--
Money Market Funds	700,024,007	700,024,007	--	--
Total Investments in Securities:	$13,275,906,532	$8,880,028,872	$4,395,877,660	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

January 31, 2019

IVF-QTLY-0319
1.813010.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 1.9%
CSL Ltd.	181,289	$25,778,228
realestate.com.au Ltd.	338,363	18,623,793

TOTAL AUSTRALIA		44,402,021

Bailiwick of Jersey - 0.9%
Experian PLC	842,918	21,163,641
Belgium - 0.9%
Umicore SA	498,235	21,064,020
Bermuda - 1.0%
Credicorp Ltd. (United States)	85,799	20,830,281
Hiscox Ltd.	128,553	2,390,891

TOTAL BERMUDA		23,221,172

Brazil - 2.6%
BM&F BOVESPA SA	2,590,900	22,355,676
Equatorial Energia SA	758,600	18,334,775
Rumo SA (a)	3,521,500	18,972,767

TOTAL BRAZIL		59,663,218

Canada - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	392,882	21,343,215
Canadian National Railway Co.	310,005	25,870,123
Canadian Pacific Railway Ltd.	110,284	22,604,044
Constellation Software, Inc.	29,474	21,996,875
Waste Connection, Inc. (Canada)	243,075	20,284,770

TOTAL CANADA		112,099,027

Cayman Islands - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	267,961	45,148,749
Shenzhou International Group Holdings Ltd.	1,645,500	19,376,346
TAL Education Group ADR (a)	660,400	20,492,212
Tencent Holdings Ltd.	1,099,900	48,961,628

TOTAL CAYMAN ISLANDS		133,978,935

Chile - 0.9%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	465,874	19,874,185
China - 2.9%
Kweichow Moutai Co. Ltd. (A Shares)	198,005	20,377,305
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,617,000	25,477,961
Wuliangye Yibin Co. Ltd. Class A	2,343,798	21,091,664

TOTAL CHINA		66,946,930

Denmark - 1.9%
DONG Energy A/S (c)	299,400	21,528,670
DSV de Sammensluttede Vognmaend A/S	272,000	21,660,248

TOTAL DENMARK		43,188,918

France - 10.1%
Dassault Systemes SA	171,561	21,512,193
Hermes International SCA	35,488	21,300,900
Kering SA	48,851	24,462,749
L'Oreal SA	109,853	26,477,341
LVMH Moet Hennessy - Louis Vuitton SA	94,403	30,284,520
Orpea	190,090	18,863,927
Pernod Ricard SA	138,707	23,020,785
Safran SA	186,273	24,474,276
SR Teleperformance SA	118,365	20,362,731
VINCI SA	273,677	24,080,977

TOTAL FRANCE		234,840,399

Germany - 5.7%
adidas AG	99,011	23,538,224
Deutsche Borse AG	162,500	21,636,545
Deutsche Wohnen AG (Bearer)	435,800	21,743,419
Symrise AG	237,700	19,752,385
Vonovia SE	447,700	22,449,883
Wirecard AG	132,082	21,875,899

TOTAL GERMANY		130,996,355

Hong Kong - 1.3%
AIA Group Ltd.	3,446,000	31,115,704
India - 4.7%
HDFC Bank Ltd.	680,482	19,960,015
Housing Development Finance Corp. Ltd.	903,004	24,462,933
Kotak Mahindra Bank Ltd.	1,110,364	19,649,656
Maruti Suzuki India Ltd.	216,854	20,295,377
Reliance Industries Ltd.	1,464,413	25,324,893

TOTAL INDIA		109,692,874

Indonesia - 0.9%
PT Bank Central Asia Tbk	10,479,600	21,131,704
Ireland - 2.5%
Accenture PLC Class A	120,777	18,545,308
Kerry Group PLC Class A	197,700	20,196,152
Kingspan Group PLC (Ireland)	459,808	18,788,776

TOTAL IRELAND		57,530,236

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	184,300	20,263,785
Italy - 0.8%
Amplifon SpA	1,019,177	18,244,842
Japan - 7.7%
Hoya Corp.	367,000	21,219,793
Kao Corp.	327,800	23,088,195
Keyence Corp.	48,080	24,656,863
Nidec Corp.	193,400	23,135,203
OBIC Co. Ltd.	232,700	21,961,496
Recruit Holdings Co. Ltd.	871,900	23,313,369
Relo Group, Inc.	718,800	18,886,441
Shiseido Co. Ltd.	384,100	22,832,660

TOTAL JAPAN		179,094,020

Netherlands - 3.9%
ASML Holding NV (Netherlands)	164,360	28,741,233
Ferrari NV	181,000	22,498,944
Interxion Holding N.V. (a)	325,085	19,518,103
Wolters Kluwer NV	324,900	20,230,301

TOTAL NETHERLANDS		90,988,581

Philippines - 0.8%
SM Prime Holdings, Inc.	24,569,900	17,953,839
South Africa - 3.1%
Capitec Bank Holdings Ltd.	216,521	19,036,871
FirstRand Ltd.	4,038,000	21,125,008
Naspers Ltd. Class N	137,457	31,504,611

TOTAL SOUTH AFRICA		71,666,490

Spain - 1.0%
Amadeus IT Holding SA Class A	311,900	22,662,407
Sweden - 1.8%
Hexagon AB (B Shares)	418,500	20,424,674
Swedish Match Co. AB	452,000	20,216,327

TOTAL SWEDEN		40,641,001

Switzerland - 3.7%
Givaudan SA	8,784	21,269,920
Partners Group Holding AG	30,427	20,882,324
Sika AG	165,001	21,735,764
Temenos Group AG	161,924	21,802,628

TOTAL SWITZERLAND		85,690,636

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,063,248	39,999,390
United Kingdom - 9.3%
Bunzl PLC	623,942	19,640,696
Compass Group PLC	1,045,288	22,354,151
Croda International PLC	310,900	19,658,902
Diageo PLC	795,022	30,343,175
Halma PLC	1,009,600	18,538,679
InterContinental Hotel Group PLC	360,045	20,497,361
Intertek Group PLC	306,100	19,704,676
London Stock Exchange Group PLC	368,000	22,131,887
RELX PLC	1,061,799	23,486,351
Rentokil Initial PLC	4,320,200	19,095,681

TOTAL UNITED KINGDOM		215,451,559

United States of America - 13.7%
Adobe, Inc. (a)	79,238	19,636,761
Autodesk, Inc. (a)	129,700	19,091,840
Becton, Dickinson & Co.	76,800	19,158,528
Boston Scientific Corp. (a)	504,500	19,246,675
CoStar Group, Inc. (a)	48,720	19,036,853
Fiserv, Inc. (a)	240,300	19,928,079
HEICO Corp. Class A	293,085	20,524,743
IDEXX Laboratories, Inc. (a)	91,100	19,384,258
Intuitive Surgical, Inc. (a)	38,140	19,971,630
Marsh & McLennan Companies, Inc.	73,000	6,437,870
MasterCard, Inc. Class A	91,851	19,392,502
Microsoft Corp.	177,109	18,495,493
Moody's Corp.	118,753	18,823,538
Thermo Fisher Scientific, Inc.	78,112	19,189,775
TransDigm Group, Inc. (a)	52,395	20,486,445
UnitedHealth Group, Inc.	72,804	19,671,641
Visa, Inc. Class A	140,960	19,031,010

TOTAL UNITED STATES OF AMERICA		317,507,641

TOTAL COMMON STOCKS
(Cost $1,902,478,173)		2,251,073,530

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Itau Unibanco Holding SA sponsored ADR
(Cost $18,141,650)	2,418,710	25,735,074

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.43% (d)	38,992,895	39,000,694
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	17,206,620	17,208,340
TOTAL MONEY MARKET FUNDS
(Cost $56,209,013)		56,209,034
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,976,828,836)		2,333,017,638
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(16,015,196)
NET ASSETS - 100%		$2,317,002,442

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,528,670 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$135,904
Fidelity Securities Lending Cash Central Fund	210,883
Total	$346,787

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$99,090,032	$50,128,404	$48,961,628	$--
Consumer Discretionary	270,249,533	220,588,667	49,660,866	--
Consumer Staples	228,986,819	172,166,303	56,820,516	--
Energy	25,324,893	25,324,893	--	--
Financials	343,183,938	222,861,826	120,322,112	--
Health Care	200,729,297	174,951,069	25,778,228	--
Industrials	426,916,671	357,197,777	69,718,894	--
Information Technology	438,075,218	409,333,985	28,741,233	--
Materials	123,355,176	102,291,156	21,064,020	--
Real Estate	81,033,582	81,033,582	--	--
Utilities	39,863,445	39,863,445	--	--
Money Market Funds	56,209,034	56,209,034	--	--
Total Investments in Securities:	$2,333,017,638	$1,911,950,141	$421,067,497	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nordic Fund

January 31, 2019

NOR-QTLY-0319
1.813058.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Bermuda - 2.4%
Vostok New Ventures Ltd. (depositary receipt)	814,271	$6,749,333
Canada - 1.5%
Lundin Mining Corp. (Sweden)	907,900	4,174,091
Denmark - 18.5%
A.P. Moller - Maersk A/S Series B	6,974	9,326,931
DONG Energy A/S (a)	123,400	8,873,206
Netcompany Group A/S (a)	12,627	425,908
NNIT A/S (a)	176,700	5,093,156
Novo Nordisk A/S Series B	510,300	23,915,760
Scandinavian Tobacco Group A/S (a)	294,000	3,802,113

TOTAL DENMARK		51,437,074

Finland - 13.4%
Ahlstrom-Munksjo OYJ	203,577	3,168,994
Caverion Corp. (b)	765,835	4,698,441
Kamux Corp. (b)	1,050,000	6,802,358
Nokia Corp.	455,900	2,880,223
Nokian Tyres PLC	271,900	9,031,510
Olvi PLC (A Shares)	280,046	10,609,896

TOTAL FINLAND		37,191,422

Malta - 3.1%
Kambi Group PLC (c)	377,077	8,543,081
Norway - 8.6%
Equinor ASA	439,200	10,040,107
Schibsted ASA (B Shares)	272,747	8,650,730
Skandiabanken ASA (a)	580,091	5,261,706

TOTAL NORWAY		23,952,543

Sweden - 50.1%
AcadeMedia AB (a)(c)	915,593	4,755,880
Addlife AB	210,675	5,099,032
Addlife AB rights 2/15/19 (c)	210,675	256,116
AddTech AB (B Shares)	369,000	7,267,159
AF AB (B Shares)	319,236	5,609,699
Alfa Laval AB	123,400	2,793,031
Arjo AB	2,120,993	7,536,172
Coor Service Management Holding AB (a)	307,593	2,376,207
Dustin Group AB (a)	509,600	4,590,052
Eltel AB (a)(b)(c)	2,467,623	3,913,464
Essity AB Class B	354,900	9,813,500
Investor AB (B Shares)	273,250	11,991,974
Lagercrantz Group AB (B Shares)	447,800	4,884,632
Momentum Group AB Class B	323,369	3,069,885
Nobia AB	592,583	3,434,989
Saab AB (B Shares) (b)	187,125	6,458,541
Securitas AB (B Shares)	395,600	6,350,429
Skandinaviska Enskilda Banken AB (A Shares)	1,011,800	10,600,677
Swedbank AB (A Shares)	790,299	17,913,799
Swedish Match Co. AB	76,600	3,426,041
Telefonaktiebolaget LM Ericsson (B Shares)	1,944,300	17,330,458

TOTAL SWEDEN		139,471,737

United States of America - 2.2%
Autoliv, Inc. (depositary receipt)	57,200	4,551,548
Veoneer, Inc. unit (b)(c)	57,200	1,700,509

TOTAL UNITED STATES OF AMERICA		6,252,057

TOTAL COMMON STOCKS
(Cost $271,131,380)		277,771,338

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.43% (d)	1,433,512	1,433,799
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	8,772,105	8,772,982
TOTAL MONEY MARKET FUNDS
(Cost $10,206,781)		10,206,781
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $281,338,161)		287,978,119
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(9,829,217)
NET ASSETS - 100%		$278,148,902

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,091,692 or 14.1% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,385
Fidelity Securities Lending Cash Central Fund	49,518
Total	$66,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,650,730	$8,650,730	$--	$--
Consumer Discretionary	43,409,927	43,409,927	--	--
Consumer Staples	27,651,550	27,651,550	--	--
Energy	10,040,107	10,040,107	--	--
Financials	52,517,489	52,517,489	--	--
Health Care	41,900,236	17,728,360	24,171,876	--
Industrials	51,863,787	42,536,856	9,326,931	--
Information Technology	25,521,221	5,310,540	20,210,681	--
Materials	7,343,085	7,343,085	--	--
Utilities	8,873,206	8,873,206	--	--
Money Market Funds	10,206,781	10,206,781	--	--
Total Investments in Securities:	$287,978,119	$234,268,631	$53,709,488	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Latin America Fund

January 31, 2019

LAF-QTLY-0319
1.813035.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.5%
	Shares	Value
Argentina - 1.0%
Bolsas y Mercados Argentinos SA	540,667	$5,484,923
Bermuda - 1.7%
Credicorp Ltd. (United States)	39,758	9,652,447
Brazil - 40.9%
Azul SA sponsored ADR (a)	918,221	27,776,185
B2W Companhia Global do Varejo (a)	1,011,152	13,862,031
BTG Pactual Participations Ltd. unit	1,934,059	15,691,162
Companhia de Locacao das Americas	1,324,748	14,674,221
CVC Brasil Operadora e Agencia de Viagens SA	613,245	10,761,044
Estacio Participacoes SA	2,681,946	22,869,193
Hapvida Participacoes e Investimentos SA (b)	2,678,289	25,143,841
Hypermarcas SA	1,422,938	12,426,128
Notre Dame Intermedica Participacoes SA	1,811,059	16,674,534
Qualicorp SA	3,615,771	15,713,416
Rumo SA (a)	2,749,277	14,812,265
Ser Educacional SA (b)	2,338,972	13,980,475
Suzano Papel e Celulose SA	1,982,368	25,002,448
Vale SA	311,434	3,885,240

TOTAL BRAZIL		233,272,183

Israel - 1.7%
Ituran Location & Control Ltd.	300,540	9,902,793
Mexico - 16.7%
Banco del Bajio SA (b)	7,594,069	15,837,648
Credito Real S.A.B. de CV	14,635,664	15,085,512
Genomma Lab Internacional SA de CV (a)	16,630,496	11,532,135
Grupo Aeroportuario Norte S.A.B. de CV	1,401,469	7,798,052
Grupo Cementos de Chihuahua S.A.B. de CV	987,185	5,421,651
Grupo Financiero Banorte S.A.B. de CV Series O	963,733	5,350,306
Promotora y Operadora de Infraestructura S.A.B. de CV	1,743,074	11,758,896
Qualitas Controladora S.A.B. de CV	4,768,593	11,655,743
Unifin Financiera SAPI de CV	4,768,717	10,628,599

TOTAL MEXICO		95,068,542

Panama - 4.7%
Copa Holdings SA Class A	160,960	15,267,056
Intergroup Financial Services Corp.	248,403	11,426,538

TOTAL PANAMA		26,693,594

Spain - 1.1%
Prosegur Cash SA (b)	2,791,679	6,534,503
United States of America - 1.7%
First Cash Financial Services, Inc.	117,814	9,711,408
TOTAL COMMON STOCKS
(Cost $325,003,274)		396,320,393

Nonconvertible Preferred Stocks - 29.0%
Brazil - 29.0%
Alpargatas SA (PN)	1,692,710	9,310,091
Itau Unibanco Holding SA	3,209,060	34,121,339
Itausa-Investimentos Itau SA (PN)	19,422,987	71,893,597
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	7,192,535	50,445,560
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $91,346,746)		165,770,587

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $6,100,474)	6,099,254	6,100,474
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $422,450,494)		568,191,454
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,431,660
NET ASSETS - 100%		$570,623,114

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,496,467 or 10.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,151
Fidelity Securities Lending Cash Central Fund	1,871
Total	$26,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Fund

January 31, 2019

JPN-QTLY-0319
1.813056.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Entertainment - 2.1%
Nexon Co. Ltd. (a)	255,000	$3,890,842
Nintendo Co. Ltd.	33,300	10,099,494
		13,990,336
Interactive Media & Services - 0.8%
LIFULL Co. Ltd.	778,300	5,101,732
Media - 1.4%
Dentsu, Inc.	195,400	9,256,498
Wireless Telecommunication Services - 6.0%
SoftBank Corp.	494,100	38,917,173

TOTAL COMMUNICATION SERVICES		67,265,739

CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.6%
Bridgestone Corp.	223,900	8,608,613
DaikyoNishikawa Corp.	202,300	2,081,967
		10,690,580
Automobiles - 5.4%
Honda Motor Co. Ltd.	342,100	10,270,517
Subaru Corp.	344,800	8,078,307
Suzuki Motor Corp.	325,100	16,934,748
		35,283,572
Distributors - 0.8%
Arata Corp.	122,400	4,904,990
Hotels, Restaurants & Leisure - 1.0%
Koshidaka Holdings Co. Ltd.	462,200	6,594,067
Household Durables - 4.5%
Sekisui Chemical Co. Ltd.	183,100	2,844,207
Sony Corp.	538,000	26,957,537
		29,801,744
Internet & Direct Marketing Retail - 0.5%
Zozo, Inc.	159,700	3,215,259
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	117,800	5,185,687
Specialty Retail - 1.3%
Nitori Holdings Co. Ltd.	43,200	5,615,901
USS Co. Ltd.	148,400	2,594,020
		8,209,921

TOTAL CONSUMER DISCRETIONARY		103,885,820

CONSUMER STAPLES - 10.0%
Food & Staples Retailing - 5.6%
Ain Holdings, Inc.	57,300	4,187,358
Nishimoto Co. Ltd.	96,400	4,035,658
San-A Co. Ltd.	54,900	2,177,351
Seven & i Holdings Co. Ltd.	317,700	13,833,609
Sundrug Co. Ltd.	81,100	2,587,308
Tsuruha Holdings, Inc.	57,500	5,299,977
Welcia Holdings Co. Ltd.	129,800	4,909,580
		37,030,841
Food Products - 0.8%
Morinaga & Co. Ltd.	124,000	5,077,255
Personal Products - 3.6%
Kao Corp.	170,400	12,001,917
Kose Corp.	33,500	4,917,742
Shiseido Co. Ltd.	110,500	6,568,625
		23,488,284

TOTAL CONSUMER STAPLES		65,596,380

FINANCIALS - 12.5%
Banks - 4.5%
Mitsubishi UFJ Financial Group, Inc.	4,812,100	25,811,721
Shinsei Bank Ltd.	293,000	3,959,569
		29,771,290
Capital Markets - 1.0%
JAFCO Co. Ltd.	93,100	3,256,470
SBI Holdings, Inc. Japan	156,400	3,328,301
		6,584,771
Consumer Finance - 0.8%
AEON Financial Service Co. Ltd.	252,100	4,876,518
Diversified Financial Services - 3.2%
ORIX Corp.	1,406,900	21,182,612
Insurance - 3.0%
Sony Financial Holdings, Inc.	307,400	5,822,045
Tokio Marine Holdings, Inc.	284,900	13,893,861
		19,715,906

TOTAL FINANCIALS		82,131,097

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 6.2%
Hoya Corp.	398,000	23,012,201
Nakanishi, Inc.	137,600	2,364,812
Olympus Corp.	251,600	10,325,013
Paramount Bed Holdings Co. Ltd.	120,400	5,040,386
		40,742,412
Health Care Providers & Services - 1.0%
N Field Co. Ltd. (b)	188,800	1,485,440
Ship Healthcare Holdings, Inc.	135,600	5,110,287
		6,595,727
Pharmaceuticals - 3.1%
Shionogi & Co. Ltd.	54,200	3,326,887
Takeda Pharmaceutical Co. Ltd.	416,341	16,809,045
		20,135,932

TOTAL HEALTH CARE		67,474,071

INDUSTRIALS - 19.4%
Building Products - 2.6%
Daikin Industries Ltd.	100,300	10,856,588
Toto Ltd.	161,500	6,249,461
		17,106,049
Commercial Services & Supplies - 1.0%
Sohgo Security Services Co., Ltd.	151,800	6,605,756
Construction & Engineering - 1.5%
Mirait Holdings Corp. (b)	315,000	4,543,172
Toshiba Plant Systems & Services Corp.	293,900	5,515,094
		10,058,266
Electrical Equipment - 2.3%
Nidec Corp.	123,700	14,797,439
Machinery - 4.4%
Hoshizaki Corp.	84,300	5,974,717
Kitz Corp.	330,900	2,700,667
Minebea Mitsumi, Inc.	461,500	7,550,085
Misumi Group, Inc.	465,160	10,590,744
Shima Seiki Manufacturing Ltd.	55,400	1,803,011
		28,619,224
Professional Services - 3.1%
Funai Soken Holdings, Inc.	121,200	2,046,241
Outsourcing, Inc.	357,700	4,062,198
Recruit Holdings Co. Ltd.	208,300	5,569,647
SMS Co., Ltd.	269,900	4,440,310
Temp Holdings Co., Ltd.	242,200	4,298,119
		20,416,515
Road & Rail - 2.8%
East Japan Railway Co.	152,300	14,093,955
Hitachi Transport System Ltd.	150,800	4,201,772
		18,295,727
Trading Companies & Distributors - 1.7%
Itochu Corp.	333,800	6,102,940
Trusco Nakayama Corp.	196,900	5,186,193
		11,289,133

TOTAL INDUSTRIALS		127,188,109

INFORMATION TECHNOLOGY - 11.1%
Electronic Equipment & Components - 7.0%
Azbil Corp.	238,000	4,994,886
Dexerials Corp.	511,800	4,144,206
Iriso Electronics Co. Ltd.	118,600	4,839,816
Murata Manufacturing Co. Ltd.	33,700	5,062,275
Shimadzu Corp.	779,200	17,848,097
TDK Corp.	71,200	5,601,873
Topcon Corp.	244,700	3,284,383
		45,775,536
IT Services - 3.5%
GMO Internet, Inc.	457,800	6,161,440
IT Holdings Corp.	83,900	3,758,843
ITOCHU Techno-Solutions Corp.	273,900	5,687,967
Net One Systems Co. Ltd.	47,300	983,128
NSD Co. Ltd.	170,500	3,609,575
Otsuka Corp.	92,200	2,971,053
		23,172,006
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp. (a)	671,300	3,851,848

TOTAL INFORMATION TECHNOLOGY		72,799,390

MATERIALS - 8.6%
Chemicals - 8.1%
Axalta Coating Systems Ltd. (a)	154,700	3,963,414
JSR Corp.	338,900	5,463,469
Kansai Paint Co. Ltd.	429,100	7,524,269
KH Neochem Co. Ltd.	159,500	3,735,456
Nissan Chemical Corp.	133,500	7,084,049
Nitto Denko Corp.	84,300	4,751,912
NOF Corp.	128,400	4,225,972
Okamoto Industries, Inc.	42,800	2,196,484
Shin-Etsu Chemical Co. Ltd.	131,300	11,070,771
Tokyo Ohka Kogyo Co. Ltd.	118,500	3,323,548
		53,339,344
Construction Materials - 0.5%
Taiheiyo Cement Corp.	90,400	3,087,335

TOTAL MATERIALS		56,426,679

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Invincible Investment Corp.	10,276	4,467,006
TOTAL COMMON STOCKS
(Cost $606,581,766)		647,234,291

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.43% (c)	11,336,730	11,338,997
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	2,729,276	2,729,548
TOTAL MONEY MARKET FUNDS
(Cost $14,068,642)		14,068,545
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $620,650,408)		661,302,836
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,977,469)
NET ASSETS - 100%		$655,325,367

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$99,664
Fidelity Securities Lending Cash Central Fund	54,059
Total	$153,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$67,265,739	$18,249,072	$49,016,667	$--
Consumer Discretionary	103,885,820	66,657,766	37,228,054	--
Consumer Staples	65,596,380	51,762,771	13,833,609	--
Financials	82,131,097	56,319,376	25,811,721	--
Health Care	67,474,071	50,665,026	16,809,045	--
Industrials	127,188,109	116,331,521	10,856,588	--
Information Technology	72,799,390	67,737,115	5,062,275	--
Materials	56,426,679	45,355,908	11,070,771	--
Real Estate	4,467,006	4,467,006	--	--
Money Market Funds	14,068,545	14,068,545	--	--
Total Investments in Securities:	$661,302,836	$491,614,106	$169,688,730	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

January 31, 2019

SEA-QTLY-0319
1.813038.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.5%
Blue Sky Alternative Investments Ltd. (a)	1,183,786	$610,951
HUB24 Ltd.	550,557	5,178,586
Pro Medicus Ltd.	27,423	241,398
SpeedCast International Ltd.	1,464,414	3,097,644
Woodside Petroleum Ltd.	236,307	5,895,200

TOTAL AUSTRALIA		15,023,779

Bermuda - 3.2%
China Resource Gas Group Ltd.	1,322,000	5,202,212
Hongkong Land Holdings Ltd.	1,995,600	14,308,452
Tai Cheung Holdings Ltd.	4,627,000	4,800,475
Vtech Holdings Ltd.	672,000	6,419,032

TOTAL BERMUDA		30,730,171

Cayman Islands - 22.3%
51job, Inc. sponsored ADR (a)	102,200	7,117,208
Alibaba Group Holding Ltd. sponsored ADR (a)	368,100	62,021,169
China Biologic Products Holdings, Inc. (a)(b)	35,900	2,914,721
Geely Automobile Holdings Ltd.	3,180,000	5,410,448
Haitian International Holdings Ltd.	2,520,000	5,804,978
International Housewares Retail Co. Ltd.	22,347,400	5,643,216
NetEase, Inc. ADR	38,800	9,774,884
Shenzhou International Group Holdings Ltd.	1,133,000	13,341,476
SITC International Holdings Co. Ltd.	5,655,000	5,192,165
Tencent Holdings Ltd.	1,907,300	84,902,729
Tencent Music Entertainment Group ADR (a)	480	6,817
Value Partners Group Ltd. (b)	6,796,383	5,050,829
ZTO Express (Cayman), Inc. sponsored ADR	525,500	8,996,560

TOTAL CAYMAN ISLANDS		216,177,200

China - 16.4%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,897,200	6,680,847
Foshan Haitian Flavouring & Food Co. Ltd. Class A	758,400	8,182,951
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	1,284,700	8,004,451
Hangzhou Tigermed Consulting Co. Ltd. Class A	1,074,798	6,977,333
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,954,922	7,054,384
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	410,558	5,790,015
Kweichow Moutai Co. Ltd. (A Shares)	234,781	24,162,037
Midea Group Co. Ltd. Class A	1,330,600	8,643,896
PICC Property & Casualty Co. Ltd. (H Shares)	6,637,680	6,873,728
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,995,000	19,422,443
Qingdao Port International Co. Ltd. (a)(c)	11,238,000	7,000,701
Shanghai International Airport Co. Ltd. (A Shares)	1,581,069	11,632,447
Shenzhen Expressway Co. (H Shares)	11,812,000	13,403,374
Sinopec Engineering Group Co. Ltd. (H Shares)	7,181,000	7,058,700
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	3,624,752	6,058,564
Yunnan Baiyao Group Co. Ltd.	1,036,805	12,027,049

TOTAL CHINA		158,972,920

Hong Kong - 9.7%
AIA Group Ltd.	4,939,000	44,596,768
Dah Sing Banking Group Ltd.	4,246,800	8,309,220
Hong Kong Exchanges and Clearing Ltd.	395,100	12,362,332
Power Assets Holdings Ltd.	1,263,500	8,511,611
Sino Land Ltd.	4,580,000	8,236,153
Techtronic Industries Co. Ltd.	2,090,000	12,200,476

TOTAL HONG KONG		94,216,560

India - 16.9%
Amara Raja Batteries Ltd.	277,356	2,911,730
Axis Bank Ltd. (a)	1,197,557	12,196,652
Bharti Infratel Ltd.	1,273,484	5,244,866
CCL Products (India) Ltd.	1,646,730	6,220,490
Future Retail Ltd. (a)	233,192	1,412,100
Havells India Ltd. (a)	544,441	5,473,949
HDFC Asset Management Co. Ltd. (a)(c)	180,535	3,466,699
HDFC Bank Ltd.	633,319	18,576,622
Housing Development Finance Corp. Ltd.	959,464	25,992,469
Indraprastha Gas Ltd. (a)	3,455,827	13,809,185
Oberoi Realty Ltd.	1,299,217	8,141,162
Petronet LNG Ltd.	2,188,260	7,020,256
Power Grid Corp. of India Ltd.	4,247,238	11,288,460
Reliance Industries Ltd.	1,644,754	28,443,628
TCNS Clothing Co. Ltd. (a)(c)	350,606	3,587,338
UPL Ltd. (a)	719,232	7,971,758
VST Industries Ltd. (a)	53,015	2,401,439

TOTAL INDIA		164,158,803

Indonesia - 3.2%
PT Bank Central Asia Tbk	9,250,100	18,652,465
PT Bank Rakyat Indonesia Tbk	44,640,000	12,300,161

TOTAL INDONESIA		30,952,626

Israel - 0.1%
Sarine Technologies Ltd.	3,360,700	1,148,360
Japan - 1.4%
SMC Corp.	18,600	6,101,244
SoftBank Corp.	92,900	7,317,154

TOTAL JAPAN		13,418,398

Korea (South) - 6.7%
Cafe24 Corp. (a)	39,636	3,940,690
Cuckoo Holdings Co. Ltd.	31,130	3,497,973
Hyundai Fire & Marine Insurance Co. Ltd.	185,021	6,212,107
KB Financial Group, Inc.	293,764	12,624,748
LG Chemical Ltd.	24,363	8,059,459
Samsung Electronics Co. Ltd.	378,690	15,710,241
SK Hynix, Inc.	228,896	15,205,824

TOTAL KOREA (SOUTH)		65,251,042

Malaysia - 0.4%
Bursa Malaysia Bhd	2,156,100	3,842,659
Multi-National - 1.8%
HKT Trust/HKT Ltd. unit	12,160,300	17,933,583
Philippines - 1.2%
Ayala Land, Inc.	13,938,900	11,869,719
Singapore - 0.8%
Wing Tai Holdings Ltd.	5,055,300	7,698,236
Taiwan - 8.6%
E.SUN Financial Holdings Co. Ltd.	15,064,131	10,562,100
Taiwan Semiconductor Manufacturing Co. Ltd.	8,493,892	63,028,982
Voltronic Power Technology Corp.	545,000	9,415,265

TOTAL TAIWAN		83,006,347

Thailand - 2.3%
Bangkok Bank PCL (For. Reg.)	800,800	5,665,070
Home Product Center PCL (For. Reg.)	15,130,200	7,555,414
Thai Beverage PCL	17,142,900	9,296,031

TOTAL THAILAND		22,516,515

United States of America - 0.6%
IPG Photonics Corp. (a)	44,000	5,852,000
TOTAL COMMON STOCKS
(Cost $746,416,791)		942,768,918

Nonconvertible Preferred Stocks - 1.2%
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.
(Cost $11,948,927)	335,850	11,321,499

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.43% (d)	20,914,494	20,918,677
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	4,463,721	4,464,167
TOTAL MONEY MARKET FUNDS
(Cost $25,381,868)		25,382,844
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $783,747,586)		979,473,261
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,891,147)
NET ASSETS - 100%		$970,582,114

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,054,738 or 1.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$213,937
Fidelity Securities Lending Cash Central Fund	3,144
Total	$217,081

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$128,270,860	$18,117,394	$110,153,466	$--
Consumer Discretionary	140,314,517	103,718,901	36,595,616	--
Consumer Staples	63,107,347	63,107,347	--	--
Energy	41,359,084	41,359,084	--	--
Financials	239,177,456	94,117,819	145,059,637	--
Health Care	28,219,065	28,219,065	--	--
Industrials	82,260,121	34,384,938	47,875,183	--
Information Technology	121,485,085	52,030,254	69,454,831	--
Materials	16,031,217	16,031,217	--	--
Real Estate	55,054,197	42,017,569	13,036,628	--
Utilities	38,811,468	25,097,645	13,713,823	--
Money Market Funds	25,382,844	25,382,844	--	--
Total Investments in Securities:	$979,473,261	$543,584,077	$435,889,184	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities – Health Care
Beginning Balance	$10,258,212
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(10,258,212)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2019	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® China Region Fund

January 31, 2019

HKC-QTLY-0319
1.813032.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 18.2%
Diversified Telecommunication Services - 2.1%
China Unicom Ltd.	20,936,000	$23,981,743
Entertainment - 1.0%
NetEase, Inc. ADR	44,400	11,185,692
Interactive Media & Services - 14.8%
58.com, Inc. ADR (a)	38,300	2,428,220
Bitauto Holdings Ltd. ADR (a)(b)	601,659	11,684,218
Momo, Inc. ADR (a)	396,700	12,071,581
Tencent Holdings Ltd.	3,101,100	138,044,279
Weibo Corp. sponsored ADR (a)(b)	42,300	2,565,918
		166,794,216
Wireless Telecommunication Services - 0.3%
SmarTone Telecommunications Holdings Ltd.	3,208,000	3,808,673

TOTAL COMMUNICATION SERVICES		205,770,324

CONSUMER DISCRETIONARY - 20.5%
Automobiles - 1.3%
Geely Automobile Holdings Ltd.	7,087,000	12,057,814
SAIC Motor Corp. Ltd.	760,335	3,018,283
		15,076,097
Diversified Consumer Services - 2.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	242,400	18,674,496
TAL Education Group ADR (a)	238,200	7,391,346
		26,065,842
Hotels, Restaurants & Leisure - 0.6%
Yum China Holdings, Inc.	194,500	7,089,525
Household Durables - 1.0%
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	48	299
Sundart Holdings Ltd.	14,776,000	7,404,876
Techtronic Industries Co. Ltd.	570,500	3,330,321
		10,735,496
Internet & Direct Marketing Retail - 14.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	680,800	114,707,992
Baozun, Inc. sponsored ADR (a)(b)	173,700	6,218,460
Ctrip.com International Ltd. ADR (a)	387,800	12,913,740
JD.com, Inc. sponsored ADR (a)	768,437	19,095,659
Meituan Dianping Class B	1,983,088	12,796,195
		165,732,046
Textiles, Apparel & Luxury Goods - 0.6%
Samsonite International SA (c)	2,229,300	6,629,975

TOTAL CONSUMER DISCRETIONARY		231,328,981

CONSUMER STAPLES - 5.4%
Beverages - 1.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	444,921	6,274,629
Wuliangye Yibin Co. Ltd. Class A	1,111,278	10,000,308
		16,274,937
Food & Staples Retailing - 0.1%
Taiwan FamilyMart Co. Ltd.	159,000	1,192,788
Food Products - 2.8%
Bunge Ltd.	251,800	13,866,626
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	4,966,546	17,921,902
		31,788,528
Personal Products - 1.1%
Grape King Bio Ltd.	1,756,000	11,951,412

TOTAL CONSUMER STAPLES		61,207,665

ENERGY - 3.7%
Energy Equipment & Services - 1.7%
China Oilfield Services Ltd. (H Shares)	17,392,000	17,234,528
Yantai Jereh Oilfield Services Class A	966,517	2,462,161
		19,696,689
Oil, Gas & Consumable Fuels - 2.0%
CNOOC Ltd.	10,490,000	17,533,206
PetroChina Co. Ltd. (H Shares)	7,332,000	4,732,184
		22,265,390

TOTAL ENERGY		41,962,079

FINANCIALS - 20.4%
Banks - 10.5%
BOC Hong Kong (Holdings) Ltd.	3,422,000	13,222,331
China Construction Bank Corp. (H Shares)	55,877,000	50,334,093
Dah Sing Banking Group Ltd.	1,890,800	3,699,509
Dah Sing Financial Holdings Ltd.	323,200	1,791,417
E.SUN Financial Holdings Co. Ltd.	21,812,109	15,293,393
Industrial & Commercial Bank of China Ltd. (H Shares)	44,569,000	34,624,059
		118,964,802
Capital Markets - 0.6%
China Petroleum Engineering Corp. ELS (UBS Bank Warrant Program) warrants 10/28/19 (a)(c)	7,356,276	4,039,980
Value Partners Group Ltd.	3,137,000	2,331,306
		6,371,286
Consumer Finance - 0.3%
360 Finance, Inc. ADR (b)	50,300	638,810
LexinFintech Holdings Ltd. ADR (a)	169,800	1,660,644
PPDAI Group, Inc. ADR (a)	188,594	671,395
		2,970,849
Insurance - 9.0%
AIA Group Ltd.	6,058,600	54,706,211
China Life Insurance Co. Ltd. (H Shares)	3,749,000	9,309,578
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	4,694,059
PICC Property & Casualty Co. Ltd. (H Shares)	12,523,000	12,968,340
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,113,000	20,571,239
		102,249,427

TOTAL FINANCIALS		230,556,364

HEALTH CARE - 3.1%
Biotechnology - 1.3%
China Biologic Products Holdings, Inc. (a)(b)	173,275	14,068,197
Health Care Equipment & Supplies - 0.3%
Ginko International Co. Ltd.	460,000	3,521,934
Pharmaceuticals - 1.5%
Ascletis Pharma, Inc. (a)(c)	3,506,000	2,899,211
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	3,056,120	5,108,128
Yunnan Baiyao Group Co. Ltd.	776,390	9,006,207
		17,013,546

TOTAL HEALTH CARE		34,603,677

INDUSTRIALS - 5.4%
Construction & Engineering - 1.0%
Sinopec Engineering Group Co. Ltd. (H Shares)	11,310,500	11,117,870
Industrial Conglomerates - 1.7%
CK Hutchison Holdings Ltd.	1,903,500	19,223,837
Machinery - 0.9%
Airtac International Group	321,000	3,787,259
Cimc Enric Holdings Ltd.	5,798,000	5,051,609
HIWIN Technologies Corp.	171,000	1,385,971
		10,224,839
Marine - 0.5%
Pacific Basin Shipping Ltd.	28,971,000	5,752,723
Professional Services - 0.3%
Sporton International, Inc.	556,000	3,014,559
Transportation Infrastructure - 1.0%
Shanghai International Airport Co. Ltd. (A Shares)	758,345	5,579,395
Shenzhen Airport Co. Ltd. Class A	4,660,671	5,613,004
		11,192,399

TOTAL INDUSTRIALS		60,526,227

INFORMATION TECHNOLOGY - 11.2%
Electronic Equipment & Components - 1.2%
Chroma ATE, Inc.	1,348,000	5,423,057
FLEXium Interconnect, Inc.	1,085,000	2,707,656
Nan Ya Printed Circuit Board Corp.	2,226,000	2,658,486
Sunny Optical Technology Group Co. Ltd.	324,600	3,221,388
		14,010,587
Internet Software & Services - 0.3%
Uxin Ltd. ADR (a)(b)	962,200	3,281,102
Semiconductors & Semiconductor Equipment - 8.1%
Himax Technologies, Inc. sponsored ADR (b)	2,548,117	9,886,694
Parade Technologies Ltd.	175,000	2,905,656
Phison Electronics Corp.	417,000	3,460,924
Semiconductor Manufacturing International Corp. (a)	1,282,000	1,211,460
Silergy Corp.	221,000	3,345,000
Silicon Motion Technology Corp. sponsored ADR	14,437	562,610
Sino-American Silicon Products, Inc.	3,551,000	7,815,107
Taiwan Semiconductor Manufacturing Co. Ltd.	7,267,000	53,924,821
Win Semiconductors Corp.	1,698,000	8,663,164
		91,775,436
Software - 0.9%
Kingsoft Corp. Ltd.	3,349,371	6,416,264
Qutoutiao, Inc. ADR (b)	289,747	3,164,037
		9,580,301
Technology Hardware, Storage & Peripherals - 0.7%
Ennoconn Corp.	962,000	8,038,875

TOTAL INFORMATION TECHNOLOGY		126,686,301

MATERIALS - 3.8%
Chemicals - 1.6%
LG Chemical Ltd.	50,808	16,807,659
Olin Corp.	62,471	1,474,940
		18,282,599
Construction Materials - 1.2%
BBMG Corp. (H Shares) (b)	9,772,000	3,352,310
West China Cement Ltd.	76,304,000	10,927,848
		14,280,158
Metals & Mining - 1.0%
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	11,007,293

TOTAL MATERIALS		43,570,050

REAL ESTATE - 6.4%
Real Estate Management & Development - 6.4%
Cheung Kong Property Holdings Ltd.	982,500	8,271,483
China Jinmao Holdings Group Ltd.	7,870,000	3,994,950
China Overseas Land and Investment Ltd.	4,074,000	15,367,663
Hongkong Land Holdings Ltd.	1,955,000	14,017,350
Longfor Properties Co. Ltd.	4,624,000	14,408,618
Sino Land Ltd.	9,227,630	16,593,925
		72,653,989
UTILITIES - 1.7%
Gas Utilities - 1.7%
China Gas Holdings Ltd.	2,361,600	7,538,256
China Resource Gas Group Ltd.	2,954,000	11,624,308
		19,162,564
TOTAL COMMON STOCKS
(Cost $930,956,314)		1,128,028,221

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 2.43% (d)	7,529,329	7,530,835
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	37,831,381	37,835,165
TOTAL MONEY MARKET FUNDS
(Cost $45,366,000)		45,366,000
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $976,322,314)		1,173,394,221
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(43,499,572)
NET ASSETS - 100%		$1,129,894,649

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,569,166 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$141,330
Fidelity Securities Lending Cash Central Fund	218,930
Total	$360,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$205,770,324	$39,935,629	$165,834,695	$--
Consumer Discretionary	231,328,981	189,109,800	42,219,181	--
Consumer Staples	61,207,665	48,063,465	13,144,200	--
Energy	41,962,079	2,462,161	39,499,918	--
Financials	230,556,364	2,970,849	227,585,515	--
Health Care	34,603,677	28,182,532	6,421,145	--
Industrials	60,526,227	11,192,399	49,333,828	--
Information Technology	126,686,301	16,894,443	109,791,858	--
Materials	43,570,050	18,282,599	25,287,451	--
Real Estate	72,653,989	14,017,350	58,636,639	--
Utilities	19,162,564	--	19,162,564	--
Money Market Funds	45,366,000	45,366,000	--	--
Total Investments in Securities:	$1,173,394,221	$416,477,227	$756,916,994	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

January 31, 2019

JSC-QTLY-0319
1.813017.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Entertainment - 2.4%
Daiichikosho Co. Ltd.	197,900	$9,338,591
DeNA Co. Ltd.	357,300	6,298,058
		15,636,649
Media - 1.5%
Hakuhodo DY Holdings, Inc.	650,000	9,965,573

TOTAL COMMUNICATION SERVICES		25,602,222

CONSUMER DISCRETIONARY - 17.6%
Auto Components - 3.4%
Bridgestone Corp.	244,900	9,416,031
Sumitomo Electric Industries Ltd.	869,500	12,345,024
		21,761,055
Automobiles - 2.3%
Isuzu Motors Ltd.	761,000	11,290,117
Subaru Corp.	146,000	3,420,629
		14,710,746
Distributors - 3.6%
Central Automotive Products Ltd.	885,000	12,577,278
Chori Co. Ltd.	196,100	2,853,509
PALTAC Corp.	171,000	8,194,813
		23,625,600
Hotels, Restaurants & Leisure - 2.1%
Koshidaka Holdings Co. Ltd.	972,000	13,867,230
Internet & Direct Marketing Retail - 0.7%
Aucnet, Inc. (a)	575,000	4,613,725
Specialty Retail - 4.3%
Arc Land Sakamoto Co. Ltd.	493,700	6,195,895
Fuji Corp.	340,600	6,407,064
Nitori Holdings Co. Ltd.	68,600	8,917,843
Workman Co. Ltd.	88,000	6,382,373
		27,903,175
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	565,600	7,918,660

TOTAL CONSUMER DISCRETIONARY		114,400,191

CONSUMER STAPLES - 7.3%
Food & Staples Retailing - 2.3%
Kirindo Holdings Co. Ltd.	301,100	3,817,481
Mitsubishi Shokuhin Co. Ltd.	142,300	3,721,944
San-A Co. Ltd.	184,000	7,297,498
		14,836,923
Food Products - 5.0%
Japan Meat Co. Ltd.	347,400	5,377,245
Kotobuki Spirits Co. Ltd.	227,000	8,471,471
Morinaga & Co. Ltd.	209,700	8,586,293
S Foods, Inc.	294,569	10,614,490
		33,049,499

TOTAL CONSUMER STAPLES		47,886,422

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
San-Ai Oil Co. Ltd.	830,800	7,299,294
FINANCIALS - 9.0%
Banks - 2.4%
Mitsubishi UFJ Financial Group, Inc.	1,374,600	7,373,245
Shinsei Bank Ltd.	603,300	8,152,927
		15,526,172
Consumer Finance - 1.0%
AEON Financial Service Co. Ltd.	341,600	6,607,769
Diversified Financial Services - 2.7%
Fuyo General Lease Co. Ltd.	145,300	7,229,984
ORIX Corp.	676,800	10,190,057
		17,420,041
Insurance - 2.9%
T&D Holdings, Inc.	848,000	10,482,736
Tokio Marine Holdings, Inc.	174,500	8,509,929
		18,992,665

TOTAL FINANCIALS		58,546,647

HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 2.0%
Medikit Co. Ltd.	141,100	7,124,627
Paramount Bed Holdings Co. Ltd.	138,900	5,814,863
		12,939,490
Health Care Providers & Services - 2.0%
A/S One Corp.	186,000	13,028,965
Pharmaceuticals - 0.5%
Shionogi & Co. Ltd.	55,000	3,375,993

TOTAL HEALTH CARE		29,344,448

INDUSTRIALS - 25.7%
Air Freight & Logistics - 0.8%
AIT Corp.	573,220	5,215,157
Airlines - 1.6%
Japan Airlines Co. Ltd.	284,600	10,357,167
Building Products - 1.6%
Sekisui Jushi Corp.	546,300	10,276,509
Sinko Industries Ltd.	26,400	336,892
		10,613,401
Commercial Services & Supplies - 3.7%
Aeon Delight Co. Ltd.	261,300	9,679,555
ProNexus, Inc.	594,900	5,406,941
Secom Joshinetsu Co. Ltd.	290,000	9,052,100
		24,138,596
Construction & Engineering - 1.6%
Hokuriku Electrical Construction Co. Ltd.	859,300	7,021,134
Toshiba Plant Systems & Services Corp.	184,500	3,462,180
		10,483,314
Electrical Equipment - 1.8%
Aichi Electric Co. Ltd.	191,900	5,100,303
Denyo Co. Ltd.	522,600	6,553,790
		11,654,093
Machinery - 2.9%
Mitsubishi Heavy Industries Ltd.	266,700	10,290,935
NGK Insulators Ltd.	565,000	8,662,382
		18,953,317
Marine - 0.9%
Nippon Concept Corp.	645,000	5,797,154
Professional Services - 2.8%
Funai Soken Holdings, Inc.	376,480	6,356,178
Yamada Consulting Group Co. Ltd.	757,700	12,013,293
		18,369,471
Trading Companies & Distributors - 6.7%
Inaba Denki Sangyo Co. Ltd.	268,800	10,475,612
Itochu Corp.	505,000	9,233,027
Mitani Shoji Co. Ltd.	143,100	7,133,652
Trusco Nakayama Corp.	309,100	8,141,454
Yuasa Trading Co. Ltd.	305,800	8,941,685
		43,925,430
Transportation Infrastructure - 1.3%
Kamigumi Co. Ltd.	367,000	8,113,252

TOTAL INDUSTRIALS		167,620,352

INFORMATION TECHNOLOGY - 10.2%
Electronic Equipment & Components - 4.1%
Amano Corp.	577,200	11,991,770
Dexerials Corp.	836,500	6,773,404
Hitachi High-Technologies Corp.	215,000	7,737,434
		26,502,608
IT Services - 2.7%
Otsuka Corp.	295,000	9,506,082
TKC Corp.	224,200	7,883,277
		17,389,359
Semiconductors & Semiconductor Equipment - 1.0%
Renesas Electronics Corp. (b)	1,130,000	6,483,819
Software - 1.3%
Broadleaf Co. Ltd.	592,200	3,022,843
Oracle Corp. Japan	77,200	5,613,257
		8,636,100
Technology Hardware, Storage & Peripherals - 1.1%
Elecom Co. Ltd.	268,500	7,158,357

TOTAL INFORMATION TECHNOLOGY		66,170,243

MATERIALS - 9.3%
Chemicals - 6.1%
C. Uyemura & Co. Ltd.	131,400	7,696,415
Lintec Corp.	408,000	9,030,874
Mitsubishi Chemical Holdings Corp.	1,604,800	13,747,431
SK Kaken Co. Ltd.	21,100	9,172,229
		39,646,949
Construction Materials - 1.7%
Taiheiyo Cement Corp.	328,500	11,218,912
Metals & Mining - 1.5%
JFE Holdings, Inc.	547,000	9,614,244

TOTAL MATERIALS		60,480,105

REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Century21 Real Estate Japan Ltd.	390,300	4,256,841
UTILITIES - 3.1%
Electric Utilities - 1.3%
The Okinawa Electric Power Co., Inc.	445,740	8,425,785
Gas Utilities - 1.8%
Tokyo Gas Co. Ltd.	457,200	11,998,221

TOTAL UTILITIES		20,424,006

TOTAL COMMON STOCKS
(Cost $484,595,821)		602,030,771

Investment Companies - 2.0%
Nomura Topix ETF
(Cost $12,899,597)	872,000	12,976,929

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 2.43% (c)	33,437,378	33,444,065
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	64,549	64,555
TOTAL MONEY MARKET FUNDS
(Cost $33,508,546)		33,508,620
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $531,003,964)		648,516,320
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,035,238
NET ASSETS - 100%		$651,551,558

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$175,199
Fidelity Securities Lending Cash Central Fund	23,118
Total	$198,317

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$25,602,222	$25,602,222	$--	$--
Consumer Discretionary	114,400,191	114,400,191	--	--
Consumer Staples	47,886,422	47,886,422	--	--
Energy	7,299,294	7,299,294	--	--
Financials	58,546,647	51,173,402	7,373,245	--
Health Care	29,344,448	29,344,448	--	--
Industrials	167,620,352	167,620,352	--	--
Information Technology	66,170,243	66,170,243	--	--
Materials	60,480,105	60,480,105	--	--
Real Estate	4,256,841	4,256,841	--	--
Utilities	20,424,006	20,424,006	--	--
Investment Companies	12,976,929	12,976,929	--	--
Money Market Funds	33,508,620	33,508,620	--	--
Total Investments in Securities:	$648,516,320	$641,143,075	$7,373,245	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

January 31, 2019

ISC-QTLY-0319
1.813082.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 4.8%
Aub Group Ltd.	918,645	$7,906,315
Challenger Ltd.	966,587	5,086,912
GUD Holdings Ltd.	2,241,166	18,311,124
Hansen Technologies Ltd.	3,455,354	8,615,120
Imdex Ltd. (a)	9,186,931	7,946,796
Inghams Group Ltd. (b)	4,940,087	16,518,366
Nanosonics Ltd. (a)	4,278,690	10,388,000
Pact Group Holdings Ltd.	3,199,558	8,814,626
Reckon Ltd.	5,193,683	2,604,949
Servcorp Ltd.	4,135,951	8,838,883
SomnoMed Ltd. (a)(b)	2,687,331	3,281,747

TOTAL AUSTRALIA		98,312,838

Austria - 2.5%
Andritz AG	196,732	9,709,738
IMMOFINANZ Immobilien Anlagen AG	608,174	16,080,279
Mayr-Melnhof Karton AG	82,400	10,846,230
Wienerberger AG	625,700	14,037,054

TOTAL AUSTRIA		50,673,301

Belgium - 0.6%
Barco NV	104,883	12,821,242
Bermuda - 1.3%
China Resource Gas Group Ltd.	2,326,000	9,153,060
Hiscox Ltd.	605,125	11,254,410
Petra Diamonds Ltd. (a)(b)	16,078,352	6,946,508

TOTAL BERMUDA		27,353,978

Brazil - 1.9%
Banco ABC Brasil SA rights 2/4/19 (a)	70,517	129,986
Estacio Participacoes SA	2,368,700	20,198,116
Sul America SA unit	2,053,100	18,069,892

TOTAL BRAZIL		38,397,994

Canada - 6.0%
Dorel Industries, Inc. Class B (sub. vtg.)	426,803	5,304,382
ECN Capital Corp.	2,826,400	8,217,092
Genesis Land Development Corp. (c)	2,346,922	5,394,196
Lassonde Industries, Inc. Class A (sub. vtg.)	102,569	16,041,653
McCoy Global, Inc. (a)	1,331,570	1,033,678
North West Co., Inc.	789,200	18,721,690
Open Text Corp.	352,096	12,516,766
Pinnacle Renewable Energy, Inc.	1,134,725	9,413,222
Richelieu Hardware Ltd.	378,000	6,763,408
Total Energy Services, Inc.	621,300	4,586,636
TransForce, Inc.	400,000	11,775,182
Western Forest Products, Inc.	10,276,900	15,720,970
Whitecap Resources, Inc.	2,457,353	8,284,999

TOTAL CANADA		123,773,874

Cayman Islands - 4.0%
AMVIG Holdings Ltd.	28,280,000	6,450,919
Best Pacific International Holdings Ltd.	17,964,000	4,333,153
China Metal Recycling (Holdings) Ltd. (a)(d)	436,800	1
Haitian International Holdings Ltd.	4,497,000	10,359,121
Pico Far East Holdings Ltd.	25,249,400	9,397,568
Precision Tsugami China Corp. Ltd.	8,817,000	8,143,120
SITC International Holdings Co. Ltd.	21,145,000	19,414,382
Value Partners Group Ltd.	14,716,000	10,936,406
Xingda International Holdings Ltd.	43,129,909	12,547,599

TOTAL CAYMAN ISLANDS		81,582,269

China - 1.2%
Qingdao Port International Co. Ltd. (a)(e)	21,709,000	13,523,599
Weifu High-Technology Group Co. Ltd. (B Shares) (f)	6,084,787	11,359,810

TOTAL CHINA		24,883,409

Denmark - 1.4%
Jyske Bank A/S (Reg.)	207,903	7,793,494
Scandinavian Tobacco Group A/S (e)	823,128	10,644,984
Spar Nord Bank A/S	1,293,600	10,928,088

TOTAL DENMARK		29,366,566

Finland - 2.9%
Ahlstrom-Munksjo OYJ	828,098	12,890,637
Asiakastieto Group Oyj (e)	527,523	13,706,324
Cramo Oyj (B Shares)	476,610	9,099,404
Kojamo OYJ	979,700	10,091,160
Olvi PLC (A Shares)	303,938	11,515,074
Tikkurila Oyj	186,481	2,808,951

TOTAL FINLAND		60,111,550

France - 3.3%
Altarea SCA	64,230	13,291,993
Maisons du Monde SA (e)	468,507	12,087,145
Rexel SA	917,000	10,453,998
The Vicat Group	226,256	11,317,103
Thermador Groupe SA	161,866	9,189,482
Wendel SA	94,535	11,523,807

TOTAL FRANCE		67,863,528

Germany - 1.5%
Bertrandt AG	170,400	14,608,484
JOST Werke AG (e)	47,467	1,667,953
SHW Group	300,539	6,914,338
Takkt AG	314,070	5,298,802
Talanx AG	87,057	3,230,505

TOTAL GERMANY		31,720,082

Greece - 0.8%
Mytilineos Holdings SA	1,792,816	16,867,910
Hong Kong - 2.2%
Dah Sing Banking Group Ltd.	8,653,600	16,931,494
Far East Horizon Ltd.	8,745,000	9,039,908
Magnificent Hotel Investment Ltd.	297,666,000	6,722,943
Sino Land Ltd.	6,741,970	12,123,995

TOTAL HONG KONG		44,818,340

India - 0.6%
Torrent Pharmaceuticals Ltd.	489,358	12,542,902
Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	57,526,400	6,999,097
PT Media Nusantara Citra Tbk	81,413,200	4,923,539

TOTAL INDONESIA		11,922,636

Ireland - 1.8%
Irish Residential Properties REIT PLC	7,390,700	12,689,093
Mincon Group PLC	7,331,044	10,488,891
Origin Enterprises PLC	920,300	6,035,841
United Drug PLC (United Kingdom)	904,049	6,877,354

TOTAL IRELAND		36,091,179

Italy - 1.5%
Banca Generali SpA	547,400	12,907,013
Banco di Desio e della Brianza SpA	2,376,445	4,923,343
Recordati SpA	373,200	13,515,492

TOTAL ITALY		31,345,848

Japan - 21.9%
A/S One Corp.	152,200	10,661,336
Aeon Delight Co. Ltd.	382,100	14,154,450
Arata Corp.	467,200	18,722,314
Arc Land Sakamoto Co. Ltd.	958,200	12,025,333
Aucnet, Inc.	832,900	6,683,081
Broadleaf Co. Ltd.	727,800	3,715,004
Central Automotive Products Ltd.	339,100	4,819,158
DaikyoNishikawa Corp.	760,100	7,822,558
Daiwa Industries Ltd.	1,148,100	11,531,066
Dexerials Corp.	1,489,700	12,062,570
Funai Soken Holdings, Inc.	297,180	5,017,342
GMO Internet, Inc.	1,065,800	14,344,391
Hitachi High-Technologies Corp.	224,700	8,086,518
Iida Group Holdings Co. Ltd.	572,651	10,414,704
Isuzu Motors Ltd.	1,053,600	15,631,100
Japan Meat Co. Ltd.	691,300	10,700,315
JSR Corp.	1,407,100	22,684,117
KH Neochem Co. Ltd.	68,000	1,592,545
Kirindo Holdings Co. Ltd. (c)	647,909	8,214,481
Meitec Corp.	229,800	10,010,567
Mitani Shoji Co. Ltd.	285,700	14,242,378
Morinaga & Co. Ltd.	266,800	10,924,287
Nihon Parkerizing Co. Ltd.	1,191,300	14,064,832
Nishimoto Co. Ltd.	121,200	5,073,877
NSD Co. Ltd.	204,000	4,318,788
Otsuka Corp.	273,400	8,810,044
PALTAC Corp.	359,700	17,237,861
Paramount Bed Holdings Co. Ltd.	415,900	17,411,099
Renesas Electronics Corp. (a)	2,386,500	13,693,482
Ricoh Leasing Co. Ltd.	211,700	6,471,985
S Foods, Inc.	625,600	22,542,851
San-Ai Oil Co. Ltd.	1,388,000	12,194,776
Shinsei Bank Ltd.	1,061,400	14,343,638
Ship Healthcare Holdings, Inc.	310,900	11,716,727
Taiheiyo Cement Corp.	353,500	12,072,711
TKC Corp.	259,000	9,106,908
Toshiba Plant Systems & Services Corp.	700,600	13,146,903
Tsuruha Holdings, Inc.	109,500	10,093,000
VT Holdings Co. Ltd.	1,655,600	6,505,364
Welcia Holdings Co. Ltd.	149,600	5,658,499
Yamada Consulting Group Co. Ltd.	682,680	10,823,855

TOTAL JAPAN		449,346,815

Korea (South) - 1.0%
Hyundai Fire & Marine Insurance Co. Ltd.	357,266	11,995,258
NS Shopping Co. Ltd.	740,369	9,018,095

TOTAL KOREA (SOUTH)		21,013,353

Luxembourg - 0.3%
Shurgard Self Storage Europe SARL	185,677	5,793,456
Mexico - 0.8%
Credito Real S.A.B. de CV	6,947,800	7,161,351
Genomma Lab Internacional SA de CV (a)	13,814,100	9,579,153

TOTAL MEXICO		16,740,504

Netherlands - 2.6%
Amsterdam Commodities NV	506,455	11,234,361
Arcadis NV	772,489	10,009,041
Basic-Fit NV (a)(e)	299,600	9,156,022
Philips Lighting NV (e)	399,100	9,899,070
RHI Magnesita NV	226,910	12,591,283

TOTAL NETHERLANDS		52,889,777

New Zealand - 1.1%
Air New Zealand Ltd.	5,750,271	11,168,590
EBOS Group Ltd.	758,465	11,371,004

TOTAL NEW ZEALAND		22,539,594

Norway - 0.6%
ABG Sundal Collier ASA	9,702,926	5,027,512
Skandiabanken ASA (e)	736,574	6,681,082

TOTAL NORWAY		11,708,594

Philippines - 0.4%
Century Pacific Food, Inc.	26,147,000	7,983,511
Romania - 0.4%
Banca Transilvania SA	22,700,461	8,613,310
Singapore - 1.9%
Boustead Singapore Ltd.	10,651,969	6,250,970
Hour Glass Ltd.	8,868,300	4,117,284
Mapletree Industrial (REIT)	9,676,380	14,375,843
Wing Tai Holdings Ltd.	9,498,500	14,464,363

TOTAL SINGAPORE		39,208,460

South Africa - 0.5%
Clicks Group Ltd.	648,218	9,622,778
Sweden - 2.0%
AddTech AB (B Shares)	443,719	8,738,690
Coor Service Management Holding AB (e)	829,400	6,407,252
Dustin Group AB (e)	1,729,179	15,575,004
Granges AB	1,142,521	10,953,787

TOTAL SWEDEN		41,674,733

Switzerland - 0.4%
Vontobel Holdings AG	151,879	8,545,055
Taiwan - 4.1%
King's Town Bank	10,796,000	10,367,939
Lumax International Corp. Ltd.	4,466,600	9,616,458
Makalot Industrial Co. Ltd.	1,978,540	12,416,778
Sporton International, Inc.	2,571,740	13,943,636
Test Research, Inc.	6,278,000	10,049,934
Tripod Technology Corp.	5,105,000	13,739,207
United Microelectronics Corp.	20,968,000	8,010,789
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,243,000	5,304,567

TOTAL TAIWAN		83,449,308

Thailand - 1.3%
Star Petroleum Refining PCL	44,345,500	15,472,662
TISCO Financial Group PCL	4,158,800	11,016,028

TOTAL THAILAND		26,488,690

Turkey - 0.2%
Aygaz A/S	2,129,000	5,018,962
United Kingdom - 16.3%
AEW UK REIT PLC	4,299,768	5,120,735
Alliance Pharma PLC	11,617,865	9,752,315
Bond International Software PLC (a)(d)	899,666	12
Cineworld Group PLC	5,363,080	18,359,303
Close Brothers Group PLC	486,811	9,481,744
Countrywide PLC (a)	66,417,875	8,014,459
Diploma PLC	559,551	9,320,620
Elementis PLC	5,784,325	13,830,592
Essentra PLC	1,626,791	7,958,698
Informa PLC	883,224	7,835,665
ITE Group PLC	14,119,330	11,981,737
James Fisher and Sons PLC	263,100	6,680,787
John Wood Group PLC	2,710,100	19,237,317
Knights Group Holdings PLC (c)	3,808,700	13,038,231
LivaNova PLC (a)	125,300	11,567,696
Luxfer Holdings PLC sponsored	988,309	19,677,232
McColl's Retail Group PLC (c)	8,653,581	6,537,621
Mears Group PLC	3,132,640	12,942,627
Melrose Industries PLC	4,495,070	9,943,155
Micro Focus International PLC	1,094,640	20,869,434
Moneysupermarket.com Group PLC	3,432,479	13,641,180
PayPoint PLC	834,411	9,302,514
Sabre Insurance Group PLC (e)	2,909,622	10,838,179
Spectris PLC	399,091	13,614,876
Ten Entertainment Group PLC (c)	3,820,819	12,027,327
The Weir Group PLC	755,138	14,906,107
Topps Tiles PLC	6,514,537	5,639,348
Tullett Prebon PLC	3,747,244	15,481,888
Ultra Electronics Holdings PLC	363,997	6,130,053
Volution Group PLC	5,061,701	10,489,505

TOTAL UNITED KINGDOM		334,220,957

TOTAL COMMON STOCKS
(Cost $1,947,366,115)		1,945,307,303

Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Banco ABC Brasil SA
(Cost $8,133,217)	2,035,858	11,136,041

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 2.43% (g)	109,759,136	109,781,088
Fidelity Securities Lending Cash Central Fund 2.43% (g)(h)	14,643,790	14,645,254
TOTAL MONEY MARKET FUNDS
(Cost $124,417,443)		124,426,342
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,079,916,775)		2,080,869,686
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(25,961,720)
NET ASSETS - 100%		$2,054,907,966

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,186,614 or 5.4% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$485,652
Fidelity Securities Lending Cash Central Fund	83,240
Total	$568,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$5,698,551	$188,473	$--	$--	$--	$(492,828)	$5,394,196
Kirindo Holdings Co. Ltd.	9,066,764	--	--	--	--	(852,283)	8,214,481
Knights Group Holdings PLC	9,077,384	26,190	--	--	--	3,934,657	13,038,231
McColl's Retail Group PLC	11,518,286	1,180,895	--	--	--	(6,161,560)	6,537,621
Ten Entertainment Group PLC	11,133,306	96,495	--	159,645	--	797,526	12,027,327
Total	$46,494,291	$1,492,053	$--	$159,645	$--	$(2,774,488)	$45,211,856

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$52,497,812	$43,100,244	$9,397,568	$--
Consumer Discretionary	306,235,204	270,214,731	36,020,473	--
Consumer Staples	188,063,189	188,063,189	--	--
Energy	70,223,290	70,223,290	--	--
Financials	276,039,675	228,633,942	47,405,733	--
Health Care	128,664,825	128,664,825	--	--
Industrials	408,556,841	333,556,525	75,000,316	--
Information Technology	186,879,104	134,209,728	52,669,364	12
Materials	198,832,927	187,077,440	11,755,486	1
Real Estate	126,278,455	114,154,460	12,123,995	--
Utilities	14,172,022	5,018,962	9,153,060	--
Money Market Funds	124,426,342	124,426,342	--	--
Total Investments in Securities:	$2,080,869,686	$1,827,343,678	$253,525,995	$13

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

January 31, 2019

ILS-QTLY-0319
1.827842.113

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
Australia - 1.3%
Accent Group Ltd.	887,551	$841,935
Beacon Lighting Group Ltd. (a)	2,785,250	2,409,272
DuluxGroup Ltd.	1,877,588	9,349,008
Imdex Ltd. (b)	3,264,730	2,824,027
Quintis Ltd. (a)(b)(c)	2,011,191	15

TOTAL AUSTRALIA		15,424,257

Austria - 0.8%
Andritz AG	192,700	9,510,738
Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (d)	1,483,779	5,957,373
Belgium - 2.2%
Barco NV	60,400	7,383,494
KBC Ancora	420,056	18,751,048

TOTAL BELGIUM		26,134,542

Bermuda - 0.5%
Vostok New Ventures Ltd. (depositary receipt)	701,789	5,816,992
Canada - 1.3%
McCoy Global, Inc. (b)	632,115	490,702
New Look Vision Group, Inc.	227,200	5,151,100
Pason Systems, Inc.	298,800	4,700,480
PrairieSky Royalty Ltd.	182,700	2,639,100
ShawCor Ltd. Class A	164,900	2,543,874

TOTAL CANADA		15,525,256

Denmark - 2.6%
Jyske Bank A/S (Reg.)	235,927	8,844,007
Netcompany Group A/S (d)	118,328	3,991,193
SimCorp A/S	116,400	9,181,866
Spar Nord Bank A/S	1,030,077	8,701,895

TOTAL DENMARK		30,718,961

Finland - 0.4%
Tikkurila Oyj	330,959	4,985,214
France - 2.3%
Elis SA	705,042	11,402,784
Laurent-Perrier Group SA	51,163	5,516,462
Vetoquinol SA	117,184	6,921,046
Virbac SA (b)	26,852	3,780,380

TOTAL FRANCE		27,620,672

Germany - 4.3%
CompuGroup Medical AG	444,921	22,111,920
CTS Eventim AG	282,693	11,997,991
Nexus AG	291,358	8,837,442
WashTec AG	116,925	8,284,223

TOTAL GERMANY		51,231,576

Greece - 0.3%
Motor Oil (HELLAS) Corinth Refineries SA	161,800	4,028,019
India - 0.2%
Jyothy Laboratories Ltd.	1,096,776	2,843,178
Ireland - 0.8%
FBD Holdings PLC	243,128	2,309,760
James Hardie Industries PLC CDI	610,540	6,803,477

TOTAL IRELAND		9,113,237

Israel - 2.5%
Azrieli Group	54,105	2,878,377
Ituran Location & Control Ltd.	460,008	15,157,264
Strauss Group Ltd.	513,644	12,470,386

TOTAL ISRAEL		30,506,027

Italy - 1.4%
Interpump Group SpA	514,843	16,570,815
Japan - 34.1%
Ai Holdings Corp.	202,400	3,511,921
Aoki Super Co. Ltd.	167,700	4,156,897
Artnature, Inc.	511,600	2,893,235
Aucnet, Inc.	213,051	1,709,493
Azbil Corp.	1,378,300	28,926,269
Broadleaf Co. Ltd.	575,800	2,939,131
Central Automotive Products Ltd.	135,400	1,924,252
Century21 Real Estate Japan Ltd.	66,500	725,288
Coca-Cola West Co. Ltd.	147,475	4,542,379
Daiichikosho Co. Ltd.	302,000	14,250,907
Daikokutenbussan Co. Ltd.	205,900	7,740,744
Funai Soken Holdings, Inc.	373,550	6,306,711
GCA Savvian Group Corp.	555,461	3,681,825
Goldcrest Co. Ltd.	634,130	9,617,469
Iwatsuka Confectionary Co. Ltd.	20,600	803,764
Kobayashi Pharmaceutical Co. Ltd.	138,400	8,767,133
Koshidaka Holdings Co. Ltd.	1,094,800	15,619,180
Kusuri No Aoki Holdings Co. Ltd.	122,800	8,128,419
Lasertec Corp.	474,672	15,513,723
Medikit Co. Ltd.	111,100	5,609,823
Miroku Jyoho Service Co., Ltd. (a)	173,500	3,983,691
Misumi Group, Inc.	464,650	10,579,132
Mitsuboshi Belting Ltd.	139,700	2,663,823
Nabtesco Corp.	495,900	13,052,516
Nagaileben Co. Ltd.	632,000	12,660,308
ND Software Co. Ltd.	97,942	1,179,710
Nihon Parkerizing Co. Ltd.	1,629,600	19,239,528
NS Tool Co. Ltd.	156,800	3,598,807
OBIC Co. Ltd.	302,300	28,530,126
OSG Corp.	949,800	19,384,029
Paramount Bed Holdings Co. Ltd.	373,000	15,615,148
ProNexus, Inc.	501,400	4,557,136
San-Ai Oil Co. Ltd.	1,002,400	8,806,948
SHO-BOND Holdings Co. Ltd.	302,800	21,377,388
Shoei Co. Ltd.	400,626	13,810,885
SK Kaken Co. Ltd.	19,700	8,563,645
Software Service, Inc.	97,300	7,807,225
Techno Medica Co. Ltd.	80,791	1,502,709
The Monogatari Corp.	56,600	4,900,050
TKC Corp.	193,600	6,807,326
Tocalo Co. Ltd.	483,100	4,102,525
USS Co. Ltd.	1,361,500	23,798,908
Welcia Holdings Co. Ltd.	166,700	6,305,293
Workman Co. Ltd.	128,400	9,312,463
Yamada Consulting Group Co. Ltd.	395,500	6,270,631
Yamato Kogyo Co. Ltd.	137,700	3,578,873

TOTAL JAPAN		409,357,386

Korea (South) - 1.0%
BGF Retail Co. Ltd.	51,926	8,588,751
Leeno Industrial, Inc.	66,328	2,981,221

TOTAL KOREA (SOUTH)		11,569,972

Mexico - 0.2%
Consorcio ARA S.A.B. de CV	8,644,378	2,264,814
Netherlands - 1.8%
Aalberts Industries NV	423,901	14,842,179
Takeaway.com Holding BV (b)(d)	115,587	7,329,469

TOTAL NETHERLANDS		22,171,648

Norway - 1.5%
Kongsberg Gruppen ASA	867,559	12,076,361
Skandiabanken ASA (d)	629,894	5,713,443

TOTAL NORWAY		17,789,804

Philippines - 0.6%
Jollibee Food Corp.	1,209,740	7,331,758
South Africa - 1.1%
Clicks Group Ltd.	892,329	13,246,599
Spain - 2.0%
Merlin Properties Socimi SA	538,500	7,217,659
Prosegur Compania de Seguridad SA (Reg.)	3,199,090	17,305,092

TOTAL SPAIN		24,522,751

Sweden - 5.1%
Addlife AB	328,400	7,948,366
Addlife AB rights 2/15/19 (b)	328,400	399,233
AddTech AB (B Shares)	626,043	12,329,415
Fagerhult AB (a)	935,139	7,606,495
Lagercrantz Group AB (B Shares)	919,775	10,032,967
Loomis AB (B Shares)	334,600	11,973,838
Saab AB (B Shares) (a)	326,125	11,256,067

TOTAL SWEDEN		61,546,381

Switzerland - 0.9%
Tecan Group AG	53,420	10,775,858
Taiwan - 0.4%
Addcn Technology Co. Ltd.	638,435	5,292,263
United Kingdom - 16.6%
Alliance Pharma PLC	6,549,541	5,497,842
Ascential PLC	2,541,286	12,665,973
Avon Rubber PLC	326,200	5,155,519
Cineworld Group PLC	1,353,500	4,633,404
Dechra Pharmaceuticals PLC	725,909	22,526,739
DP Poland PLC (b)	7,058,100	1,328,437
Elementis PLC	5,252,137	12,558,105
Great Portland Estates PLC	1,166,242	11,192,398
Hilton Food Group PLC	318,426	3,875,769
Howden Joinery Group PLC	755,700	5,009,404
Informa PLC	1,031,156	9,148,068
InterContinental Hotel Group PLC ADR	87,585	5,054,530
ITE Group PLC	6,919,493	5,871,918
Rightmove PLC	1,934,170	11,973,967
Shaftesbury PLC	1,287,173	14,890,419
Spectris PLC	912,878	31,142,574
Spirax-Sarco Engineering PLC	338,991	28,477,949
Topps Tiles PLC	3,398,115	2,941,599
Ultra Electronics Holdings PLC	349,658	5,888,571

TOTAL UNITED KINGDOM		199,833,185

United States of America - 2.1%
Autoliv, Inc.	39,300	3,138,105
Martin Marietta Materials, Inc.	27,320	4,826,898
Morningstar, Inc.	26,100	3,240,315
PriceSmart, Inc.	100,460	6,153,175
ResMed, Inc.	57,495	5,471,799
Veoneer, Inc. (a)(b)	81,900	2,441,439

TOTAL UNITED STATES OF AMERICA		25,271,731

TOTAL COMMON STOCKS
(Cost $897,761,695)		1,066,961,007

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Sartorius AG (non-vtg.)
(Cost $1,905,070)	68,680	10,290,197

Investment Companies - 3.1%
United States of America - 3.1%
iShares MSCI EAFE Small-Cap ETF (a)
(Cost $43,868,467)	665,000	37,246,647

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 2.43% (e)	87,009,802	87,027,204
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	15,508,019	15,509,570
TOTAL MONEY MARKET FUNDS
(Cost $102,536,745)		102,536,774
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,046,071,977)		1,217,034,625
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,735,976)
NET ASSETS - 100%		$1,201,298,649

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,991,478 or 1.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$463,964
Fidelity Securities Lending Cash Central Fund	86,084
Total	$550,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$75,834,491	$70,542,228	$5,292,263	$--
Consumer Discretionary	111,307,689	111,307,689	--	--
Consumer Staples	96,032,184	96,032,184	--	--
Energy	23,209,123	23,209,123	--	--
Financials	57,059,285	57,059,285	--	--
Health Care	154,893,118	154,493,885	399,233	--
Industrials	269,582,148	269,582,148	--	--
Information Technology	170,082,766	170,082,766	--	--
Materials	72,728,790	72,728,775	--	15
Real Estate	46,521,610	46,521,610	--	--
Investment Companies	37,246,647	37,246,647	--	--
Money Market Funds	102,536,774	102,536,774	--	--
Total Investments in Securities:	$1,217,034,625	$1,211,343,114	$5,691,496	$15

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Value Fund

January 31, 2019

FIV-QTLY-0319
1.844602.112

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 3.4%
Commonwealth Bank of Australia	164,353	$8,352,022
Insurance Australia Group Ltd.	622,066	3,205,955
Macquarie Group Ltd.	46,186	3,910,537

TOTAL AUSTRALIA		15,468,514

Austria - 0.7%
Erste Group Bank AG	93,400	3,249,931
Bailiwick of Jersey - 1.7%
Glencore Xstrata PLC	1,570,900	6,375,884
WPP PLC	123,000	1,407,553

TOTAL BAILIWICK OF JERSEY		7,783,437

Belgium - 1.1%
KBC Groep NV	70,925	4,812,395
Canada - 0.6%
Nutrien Ltd.	51,080	2,646,231
China - 0.5%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	235,500	2,292,724
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	2,007	2,684,134
Finland - 2.5%
Nokia Corp.	516,200	3,261,178
Nordea Bank ABP	386,800	3,512,613
Sampo Oyj (A Shares)	97,034	4,445,648

TOTAL FINLAND		11,219,439

France - 12.8%
Accor SA	10,609	461,801
Atos Origin SA	21,971	2,004,799
AXA SA	301,021	6,980,733
Bouygues SA	57,605	2,038,700
Capgemini SA	29,693	3,279,028
Natixis SA	558,600	2,859,279
Sanofi SA	106,979	9,298,391
Societe Generale Series A	91,900	2,865,397
SR Teleperformance SA	18,600	3,199,821
Total SA	241,586	13,244,023
VINCI SA	84,200	7,408,800
Vivendi SA	145,992	3,722,648

TOTAL FRANCE		57,363,420

Germany - 8.5%
Bayer AG	101,500	7,693,279
Brenntag AG	33,100	1,567,208
Continental AG	19,900	3,144,927
Deutsche Telekom AG	213,176	3,466,428
Hannover Reuck SE	35,800	5,158,964
HeidelbergCement Finance AG	41,700	2,887,609
Linde PLC	30,614	4,965,279
SAP SE	31,160	3,222,108
Vonovia SE	122,693	6,152,431

TOTAL GERMANY		38,258,233

Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	2,600,400	716,517
Ireland - 0.8%
CRH PLC	121,502	3,497,387
Italy - 3.5%
Assicurazioni Generali SpA	180,300	3,156,450
Enel SpA	1,122,500	6,784,305
Intesa Sanpaolo SpA	1,620,900	3,708,825
Mediobanca SpA	237,125	2,066,487

TOTAL ITALY		15,716,067

Japan - 25.1%
DENSO Corp.	77,300	3,539,797
Honda Motor Co. Ltd.	241,800	7,259,313
Hoya Corp.	61,600	3,561,687
Idemitsu Kosan Co. Ltd.	57,100	2,010,360
INPEX Corp.	211,900	2,033,890
Itochu Corp.	318,500	5,823,206
Japan Tobacco, Inc.	150,800	3,807,207
Kao Corp.	46,800	3,296,301
Makita Corp.	69,300	2,449,438
Minebea Mitsumi, Inc.	210,400	3,442,119
Mitsubishi UFJ Financial Group, Inc.	1,480,700	7,942,357
Mitsui Fudosan Co. Ltd.	184,600	4,469,040
Nintendo Co. Ltd.	4,700	1,425,454
Nomura Holdings, Inc.	620,400	2,422,553
OBIC Co. Ltd.	41,600	3,926,078
Oracle Corp. Japan	31,800	2,312,196
ORIX Corp.	340,700	5,129,658
Recruit Holdings Co. Ltd.	93,100	2,489,362
Shin-Etsu Chemical Co. Ltd.	46,300	3,903,859
Shinsei Bank Ltd.	181,400	2,451,419
SoftBank Corp.	39,000	3,071,787
Sony Corp.	60,800	3,046,502
Sony Financial Holdings, Inc.	192,800	3,651,562
Subaru Corp.	78,800	1,846,202
Sumitomo Mitsui Financial Group, Inc.	187,100	6,960,491
Suzuki Motor Corp.	41,700	2,172,190
T&D Holdings, Inc.	208,900	2,582,363
Taiheiyo Cement Corp.	57,700	1,970,567
Takeda Pharmaceutical Co. Ltd.	184,251	7,438,814
Tokio Marine Holdings, Inc.	127,000	6,193,473

TOTAL JAPAN		112,629,245

Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen)	448,090	5,316,953
Koninklijke Philips Electronics NV	91,804	3,619,381
Wolters Kluwer NV	57,755	3,596,187

TOTAL NETHERLANDS		12,532,521

Norway - 1.3%
Equinor ASA	256,876	5,872,182
Portugal - 0.6%
Galp Energia SGPS SA Class B	164,194	2,564,393
Spain - 3.3%
Banco Santander SA (Spain)	2,018,050	9,544,342
CaixaBank SA	714,997	2,704,118
Masmovil Ibercom SA (a)	68,372	1,490,044
Unicaja Banco SA (b)	1,031,900	1,210,641

TOTAL SPAIN		14,949,145

Sweden - 3.8%
Alfa Laval AB	114,000	2,580,272
Investor AB (B Shares)	125,960	5,527,938
Swedbank AB (A Shares)	225,842	5,119,187
Telefonaktiebolaget LM Ericsson (B Shares)	411,200	3,665,219

TOTAL SWEDEN		16,892,616

Switzerland - 4.5%
Credit Suisse Group AG	199,876	2,429,563
Swiss Life Holding AG	9,360	3,852,429
UBS Group AG(c)	525,558	6,811,232
Zurich Insurance Group AG	23,141	7,262,868

TOTAL SWITZERLAND		20,356,092

United Kingdom - 18.4%
AstraZeneca PLC (United Kingdom)	68,812	4,984,876
Aviva PLC	887,573	4,827,167
BAE Systems PLC	549,583	3,697,254
BHP Billiton PLC	530,766	11,858,761
BP PLC	1,605,551	10,967,759
British American Tobacco PLC (United Kingdom)	121,996	4,300,367
Bunzl PLC	97,011	3,053,751
GlaxoSmithKline PLC	96,857	1,881,406
HSBC Holdings PLC sponsored ADR	85,311	3,594,152
Imperial Tobacco Group PLC	114,772	3,801,008
Informa PLC	327,964	2,909,586
ITV PLC	982,463	1,666,158
Lloyds Banking Group PLC	3,504,700	2,671,862
Micro Focus International PLC	130,004	2,478,541
Royal Dutch Shell PLC Class B sponsored ADR (c)	116,100	7,291,080
RSA Insurance Group PLC	341,410	2,296,284
Standard Chartered PLC (United Kingdom)	516,136	4,155,882
Standard Life PLC	1,030,063	3,399,869
The Weir Group PLC	126,252	2,492,161

TOTAL UNITED KINGDOM		82,327,924

United States of America - 1.1%
Amgen, Inc.	12,300	2,301,453
ConocoPhillips Co.	36,500	2,470,685

TOTAL UNITED STATES OF AMERICA		4,772,138

TOTAL COMMON STOCKS
(Cost $485,623,263)		438,604,685

Nonconvertible Preferred Stocks - 1.2%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)	52,400	3,407,417
Spain - 0.4%
Grifols SA Class B	105,100	1,967,106
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,188,798)		5,374,523

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 2.43% (d)	7,520,602	7,522,107
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	10,707,771	10,708,842
TOTAL MONEY MARKET FUNDS
(Cost $18,231,438)		18,230,949
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $510,043,499)		462,210,157
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(13,869,249)
NET ASSETS - 100%		$448,340,908

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,210,641 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,535
Fidelity Securities Lending Cash Central Fund	54,014
Total	$73,549

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$19,159,658	$6,065,788	$13,093,870	$--
Consumer Discretionary	24,878,149	8,019,990	16,858,159	--
Consumer Staples	15,204,883	10,904,516	4,300,367	--
Energy	46,454,372	22,242,590	24,211,782	--
Financials	169,352,840	104,455,094	64,897,746	--
Health Care	42,746,393	5,863,140	36,883,253	--
Industrials	46,522,413	31,165,017	15,357,396	--
Information Technology	24,149,147	11,522,101	12,627,046	--
Materials	38,105,577	15,957,961	22,147,616	--
Real Estate	10,621,471	10,621,471	--	--
Utilities	6,784,305	--	6,784,305	--
Money Market Funds	18,230,949	18,230,949	--	--
Total Investments in Securities:	$462,210,157	$245,048,617	$217,161,540	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

January 31, 2019

TIE-QTLY-0319
1.863104.111

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.4%
Beacon Lighting Group Ltd.	15,420	$13,338
Commonwealth Bank of Australia	10,990	558,485
CSL Ltd.	8,094	1,150,919
DuluxGroup Ltd.	9,164	45,630
Imdex Ltd. (a)	14,011	12,120
Insurance Australia Group Ltd.	41,538	214,075
Macquarie Group Ltd.	3,188	269,926

TOTAL AUSTRALIA		2,264,493

Austria - 0.6%
Andritz AG	7,572	373,717
Erste Group Bank AG	6,400	222,693

TOTAL AUSTRIA		596,410

Bailiwick of Jersey - 0.8%
Experian PLC	10,400	261,119
Glencore Xstrata PLC	104,700	424,951
Integrated Diagnostics Holdings PLC (b)	7,500	30,113
WPP PLC	8,300	94,981

TOTAL BAILIWICK OF JERSEY		811,164

Belgium - 1.0%
Barco NV	310	37,895
KBC Ancora	2,011	89,770
KBC Groep NV	9,112	618,266
Umicore SA	5,088	215,107

TOTAL BELGIUM		961,038

Bermuda - 0.3%
Credicorp Ltd. (United States)	1,212	294,249
Vostok New Ventures Ltd. (depositary receipt)	3,360	27,850

TOTAL BERMUDA		322,099

Brazil - 2.3%
BM&F BOVESPA SA	38,600	333,062
Equatorial Energia SA	7,500	181,269
Itau Unibanco Holding SA	4,750	42,809
Localiza Rent A Car SA	23,000	209,997
Lojas Renner SA	19,500	243,269
Notre Dame Intermedica Participacoes SA	23,300	214,525
Rumo SA (a)	45,200	243,524
Suzano Papel e Celulose SA	21,100	266,122
Vale SA sponsored ADR	35,700	444,108

TOTAL BRAZIL		2,178,685

Canada - 5.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,859	698,562
Canadian National Railway Co.	9,219	769,332
Canadian Pacific Railway Ltd.	2,853	584,757
CCL Industries, Inc. Class B	9,976	420,618
Constellation Software, Inc.	777	579,886
Franco-Nevada Corp.	5,963	462,581
McCoy Global, Inc. (a)	7,000	5,434
New Look Vision Group, Inc.	1,300	29,474
Nutrien Ltd.	13,190	683,316
Pason Systems, Inc.	14,097	221,763
PrairieSky Royalty Ltd.	13,858	200,179
ShawCor Ltd. Class A	800	12,341
Suncor Energy, Inc.	10,958	353,438

TOTAL CANADA		5,021,681

Cayman Islands - 4.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,982	1,681,860
Huazhu Group Ltd. ADR	8,000	254,000
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	4,260	328,190
Shenzhou International Group Holdings Ltd.	24,200	284,964
TAL Education Group ADR (a)	9,000	279,270
Tencent Holdings Ltd.	35,400	1,575,817

TOTAL CAYMAN ISLANDS		4,404,101

Chile - 0.5%
Banco Santander Chile sponsored ADR	7,200	232,848
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	5,500	234,630

TOTAL CHILE		467,478

China - 2.1%
China International Travel Service Corp. Ltd. (A Shares)	16,700	135,827
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	15,900	224,234
Kweichow Moutai Co. Ltd. (A Shares)	2,494	256,665
Midea Group Co. Ltd. Class A	38,500	250,105
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	68,000	662,018
Shenzhen Inovance Technology Co. Ltd. Class A	61,900	200,551
Wuliangye Yibin Co. Ltd. Class A	30,500	274,467

TOTAL CHINA		2,003,867

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	134	179,210
Jyske Bank A/S (Reg.)	4,954	185,707
Netcompany Group A/S (b)	700	23,611
SimCorp A/S	520	41,019
Spar Nord Bank A/S	4,931	41,656

TOTAL DENMARK		471,203

Finland - 0.9%
Nokia Corp.	34,500	217,959
Nordea Bank ABP	26,367	239,444
Sampo Oyj (A Shares)	6,553	300,228
Tikkurila Oyj	5,480	82,545

TOTAL FINLAND		840,176

France - 6.2%
Accor SA	200	8,706
Atos Origin SA	1,497	136,598
AXA SA	20,106	466,262
Bouygues SA	3,879	137,282
Capgemini SA	2,002	221,083
Dassault Systemes SA	1,700	213,165
Edenred SA	6,000	243,388
Elis SA	8,251	133,445
Hermes International SCA	360	216,082
Kering SA	449	224,842
Laurent-Perrier Group SA	259	27,926
Legrand SA	3,700	219,205
LVMH Moet Hennessy - Louis Vuitton SA	730	234,184
Natixis SA	38,300	196,044
Safran SA	4,200	551,835
Sanofi SA	7,228	628,243
Societe Generale Series A	6,100	190,195
SR Teleperformance SA	1,200	206,440
Total SA	16,140	884,813
Vetoquinol SA	600	35,437
VINCI SA	5,500	483,948
Virbac SA (a)	150	21,118
Vivendi SA	10,052	256,316

TOTAL FRANCE		5,936,557

Germany - 5.7%
Bayer AG	6,875	521,096
Brenntag AG	2,200	104,165
CompuGroup Medical AG	2,146	106,653
Continental AG	1,300	205,447
CTS Eventim AG	1,362	57,806
Deutsche Borse AG	2,100	279,611
Deutsche Telekom AG	14,029	228,124
Hannover Reuck SE	2,300	331,442
HeidelbergCement Finance AG	2,800	193,892
Linde PLC	5,452	884,259
MTU Aero Engines Holdings AG	1,400	301,579
Nexus AG	1,420	43,071
SAP SE	12,133	1,254,616
Vonovia SE	12,970	650,380
WashTec AG	550	38,968
Wirecard AG	1,300	215,311

TOTAL GERMANY		5,416,420

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	900	22,406
Hong Kong - 1.2%
AIA Group Ltd.	130,400	1,177,449
India - 4.2%
Asian Paints Ltd.	10,646	211,930
Dabur India Ltd.	39,600	247,584
Godrej Consumer Products Ltd.	23,787	237,769
HDFC Bank Ltd.	8,157	239,263
Housing Development Finance Corp. Ltd.	29,994	812,556
IndusInd Bank Ltd.	11,734	248,959
Infosys Ltd. sponsored ADR	38,600	416,880
Jyothy Laboratories Ltd.	5,588	14,486
Kotak Mahindra Bank Ltd.	13,386	236,887
Maruti Suzuki India Ltd.	3,003	281,051
Reliance Industries Ltd.	28,001	484,237
Tata Consultancy Services Ltd.	13,300	377,502
Titan Co. Ltd.	13,112	184,004

TOTAL INDIA		3,993,108

Indonesia - 0.8%
PT Bank Central Asia Tbk	156,600	315,778
PT Bank Rakyat Indonesia Tbk	1,486,700	409,647

TOTAL INDONESIA		725,425

Ireland - 1.2%
Accenture PLC Class A	1,400	214,970
CRH PLC	8,118	233,673
CRH PLC sponsored ADR	16,229	468,044
FBD Holdings PLC	1,972	18,734
James Hardie Industries PLC CDI	20,384	227,147

TOTAL IRELAND		1,162,568

Israel - 0.2%
Azrieli Group	232	12,342
Ituran Location & Control Ltd.	2,261	74,500
Strauss Group Ltd.	2,559	62,128

TOTAL ISRAEL		148,970

Italy - 1.4%
Assicurazioni Generali SpA	12,200	213,581
Enel SpA	75,000	453,294
Interpump Group SpA	8,491	273,293
Intesa Sanpaolo SpA	109,300	250,092
Mediobanca SpA	15,834	137,989

TOTAL ITALY		1,328,249

Japan - 14.3%
Ai Holdings Corp.	1,100	19,087
Aoki Super Co. Ltd.	1,000	24,788
Artnature, Inc.	2,600	14,704
Aucnet, Inc.	1,200	9,629
Azbil Corp.	12,600	264,435
Broadleaf Co. Ltd.	2,700	13,782
Central Automotive Products Ltd.	2,400	34,108
Coca-Cola West Co. Ltd.	800	24,641
Daiichikosho Co. Ltd.	1,500	70,783
Daikokutenbussan Co. Ltd.	1,300	48,873
DENSO Corp.	12,500	572,412
East Japan Railway Co.	3,900	360,909
Fanuc Corp.	1,600	272,131
Funai Soken Holdings, Inc.	1,850	31,234
GCA Savvian Group Corp.	3,100	20,548
Goldcrest Co. Ltd.	2,960	44,893
Honda Motor Co. Ltd.	16,100	483,354
Hoya Corp.	10,600	612,888
Idemitsu Kosan Co. Ltd.	3,800	133,789
INPEX Corp.	14,200	136,297
Itochu Corp.	20,900	382,119
Japan Tobacco, Inc.	10,420	263,071
Kao Corp.	3,100	218,345
Keyence Corp.	1,942	995,916
Kobayashi Pharmaceutical Co. Ltd.	600	38,008
Komatsu Ltd.	9,000	236,989
Koshidaka Holdings Co. Ltd.	5,000	71,333
Kusuri No Aoki Holdings Co. Ltd.	600	39,715
Lasertec Corp.	2,100	68,634
Makita Corp.	4,700	166,123
Medikit Co. Ltd.	600	30,296
Minebea Mitsumi, Inc.	14,200	232,310
Miroku Jyoho Service Co., Ltd.	700	16,073
Misumi Group, Inc.	16,500	375,671
Mitsubishi UFJ Financial Group, Inc.	99,300	532,637
Mitsuboshi Belting Ltd.	1,500	28,602
Mitsui Fudosan Co. Ltd.	12,300	297,775
Nabtesco Corp.	8,300	218,463
Nagaileben Co. Ltd.	2,900	58,093
ND Software Co. Ltd.	1,300	15,658
Nihon Parkerizing Co. Ltd.	7,500	88,547
Nintendo Co. Ltd.	400	121,315
Nomura Holdings, Inc.	42,500	165,955
NS Tool Co. Ltd.	1,000	22,952
OBIC Co. Ltd.	4,300	405,821
Oracle Corp. Japan	2,100	152,692
ORIX Corp.	22,400	337,260
OSG Corp.	12,700	259,188
Paramount Bed Holdings Co. Ltd.	1,800	75,355
ProNexus, Inc.	2,500	22,722
Recruit Holdings Co. Ltd.	6,300	168,453
San-Ai Oil Co. Ltd.	5,000	43,929
Shin-Etsu Chemical Co. Ltd.	3,100	261,381
Shinsei Bank Ltd.	12,400	167,572
SHO-BOND Holdings Co. Ltd.	5,240	369,939
Shoei Co. Ltd.	2,000	68,947
SK Kaken Co. Ltd. (c)	20	8,694
SoftBank Corp.	2,600	204,786
Software Service, Inc.	500	40,119
Sony Corp.	4,000	200,428
Sony Financial Holdings, Inc.	12,900	244,321
Subaru Corp.	5,300	124,174
Sumitomo Mitsui Financial Group, Inc.	12,300	457,584
Suzuki Motor Corp.	2,800	145,854
T&D Holdings, Inc.	14,700	181,717
Taiheiyo Cement Corp.	3,700	126,362
Takeda Pharmaceutical Co. Ltd.	12,361	499,054
Techno Medica Co. Ltd.	500	9,300
The Monogatari Corp.	280	24,241
TKC Corp.	1,000	35,162
Tocalo Co. Ltd.	2,200	18,683
Tokio Marine Holdings, Inc.	8,300	404,770
USS Co. Ltd.	33,400	583,829
Welcia Holdings Co. Ltd.	800	30,259
Workman Co. Ltd.	600	43,516
Yamada Consulting Group Co. Ltd.	1,800	28,539
Yamato Kogyo Co. Ltd.	700	18,193

TOTAL JAPAN		13,640,729

Kenya - 0.1%
Safaricom Ltd.	591,800	140,024
Korea (South) - 1.5%
BGF Retail Co. Ltd.	935	154,652
Leeno Industrial, Inc.	264	11,866
LG Chemical Ltd.	821	271,593
LG Household & Health Care Ltd.	278	316,128
Samsung Electronics Co. Ltd.	17,067	708,037

TOTAL KOREA (SOUTH)		1,462,276

Mexico - 0.0%
Consorcio ARA S.A.B. de CV	39,855	10,442
Netherlands - 2.4%
Aalberts Industries NV	2,000	70,027
ASML Holding NV (Netherlands)	6,300	1,101,666
ING Groep NV (Certificaten Van Aandelen)	29,376	348,570
Koninklijke Philips Electronics NV	6,215	245,027
Takeaway.com Holding BV (a)(b)	600	38,047
Wolters Kluwer NV	3,800	236,612
Yandex NV Series A (a)	7,197	241,675

TOTAL NETHERLANDS		2,281,624

New Zealand - 0.2%
Auckland International Airport Ltd.	30,137	153,106
Norway - 0.7%
Equinor ASA	17,085	390,563
Kongsberg Gruppen ASA	4,200	58,464
Schibsted ASA (B Shares)	5,733	181,834
Skandiabanken ASA (b)	3,000	27,211

TOTAL NORWAY		658,072

Philippines - 0.5%
Ayala Land, Inc.	301,700	256,914
Jollibee Food Corp.	5,250	31,818
SM Prime Holdings, Inc.	329,700	240,920

TOTAL PHILIPPINES		529,652

Portugal - 0.2%
Galp Energia SGPS SA Class B	11,192	174,797
Russia - 1.4%
Alrosa Co. Ltd.	160,600	242,141
Lukoil PJSC sponsored ADR	5,100	409,020
NOVATEK OAO GDR (Reg. S)	1,700	311,950
Sberbank of Russia	127,290	425,492

TOTAL RUSSIA		1,388,603

South Africa - 2.3%
Capitec Bank Holdings Ltd.	2,624	230,706
Clicks Group Ltd.	18,999	282,040
FirstRand Ltd.	58,150	304,215
Mondi Ltd.	10,014	247,720
Naspers Ltd. Class N	4,918	1,127,187

TOTAL SOUTH AFRICA		2,191,868

Spain - 2.6%
Amadeus IT Holding SA Class A	12,500	908,240
Banco Santander SA (Spain)	134,530	636,258
CaixaBank SA	48,506	183,450
Grifols SA ADR	8,700	161,994
Masmovil Ibercom SA (a)	4,605	100,358
Merlin Properties Socimi SA	8,700	116,608
Prosegur Compania de Seguridad SA (Reg.)	48,276	261,143
Unicaja Banco SA (b)	60,300	70,745

TOTAL SPAIN		2,438,796

Sweden - 3.3%
Addlife AB	1,500	36,305
Addlife AB rights 2/15/19 (a)	1,500	1,824
AddTech AB (B Shares)	3,000	59,083
Alfa Laval AB	7,500	169,755
ASSA ABLOY AB (B Shares)	35,200	655,921
Atlas Copco AB (A Shares)	14,700	383,513
Epiroc AB Class A (a)	20,400	195,470
Fagerhult AB	11,885	96,674
Hexagon AB (B Shares)	4,300	209,859
Investor AB (B Shares)	8,455	371,060
Lagercrantz Group AB (B Shares)	4,300	46,905
Loomis AB (B Shares)	4,400	157,456
Saab AB (B Shares)	1,500	51,772
Svenska Handelsbanken AB (A Shares)	12,745	138,600
Swedbank AB (A Shares)	14,800	335,473
Telefonaktiebolaget LM Ericsson (B Shares)	27,300	243,338

TOTAL SWEDEN		3,153,008

Switzerland - 5.0%
Credit Suisse Group AG	13,593	165,228
Nestle SA (Reg. S)	18,566	1,618,656
Roche Holding AG (participation certificate)	4,174	1,110,433
Schindler Holding AG:
(participation certificate)	1,599	339,272
(Reg.)	280	59,016
Sika AG	1,669	219,859
Swiss Life Holding AG	610	251,066
Tecan Group AG	230	46,395
UBS Group AG	34,989	453,457
Zurich Insurance Group AG	1,522	477,684

TOTAL SWITZERLAND		4,741,066

Taiwan - 2.4%
Addcn Technology Co. Ltd.	3,772	31,268
E.SUN Financial Holdings Co. Ltd.	343,000	240,492
Formosa Chemicals & Fibre Corp.	75,000	261,100
Formosa Plastics Corp.	80,000	267,813
Taiwan Semiconductor Manufacturing Co. Ltd.	201,035	1,491,782

TOTAL TAIWAN		2,292,455

United Arab Emirates - 0.3%
National Bank of Abu Dhabi PJSC	68,908	276,521
United Kingdom - 9.7%
Alliance Pharma PLC	30,514	25,614
Ascential PLC	11,562	57,626
AstraZeneca PLC (United Kingdom)	4,489	325,192
Aviva PLC	57,713	313,879
Avon Rubber PLC	1,400	22,127
BAE Systems PLC	73,449	494,119
BHP Billiton PLC	35,476	792,631
BP PLC	107,246	732,614
British American Tobacco PLC (United Kingdom)	8,137	286,830
Bunzl PLC	6,611	208,104
Cineworld Group PLC	6,800	23,278
Dechra Pharmaceuticals PLC	3,400	105,510
DP Poland PLC (a)	40,100	7,547
Elementis PLC	57,735	138,047
GlaxoSmithKline PLC	6,636	128,902
Great Portland Estates PLC	5,606	53,801
Hilton Food Group PLC	2,654	32,304
Howden Joinery Group PLC	3,600	23,864
HSBC Holdings PLC sponsored ADR	5,631	237,234
Imperial Tobacco Group PLC	7,774	257,459
Informa PLC	51,815	459,685
InterContinental Hotel Group PLC ADR	9,775	564,115
ITE Group PLC	32,200	27,325
ITV PLC	66,288	112,418
Lloyds Banking Group PLC	316,800	241,517
Melrose Industries PLC	62,203	137,594
Micro Focus International PLC	8,858	168,879
NMC Health PLC	6,962	235,224
Prudential PLC	26,640	520,976
Reckitt Benckiser Group PLC	3,751	288,620
Rightmove PLC	28,500	176,436
Royal Dutch Shell PLC Class B sponsored ADR	7,800	489,840
RSA Insurance Group PLC	23,200	156,041
Shaftesbury PLC	13,837	160,071
Spectris PLC	10,470	357,181
Spirax-Sarco Engineering PLC	1,899	159,531
Standard Chartered PLC (United Kingdom)	35,238	283,733
Standard Life PLC	68,668	226,648
The Weir Group PLC	8,404	165,891
Topps Tiles PLC	16,600	14,370
Ultra Electronics Holdings PLC	2,001	33,699

TOTAL UNITED KINGDOM		9,246,476

United States of America - 8.3%
Adobe, Inc. (a)	900	223,038
Alphabet, Inc. Class A (a)	445	501,021
Amgen, Inc.	800	149,688
Autoliv, Inc.	3,074	245,459
Berkshire Hathaway, Inc. Class B (a)	1,816	373,261
Black Knight, Inc. (a)	3,800	186,922
ConocoPhillips Co.	2,400	162,456
HEICO Corp. Class A	3,300	231,099
Marsh & McLennan Companies, Inc.	3,200	282,208
Martin Marietta Materials, Inc.	1,830	323,324
MasterCard, Inc. Class A	4,653	982,388
MercadoLibre, Inc.	600	218,400
Microsoft Corp.	2,000	208,860
Mohawk Industries, Inc. (a)	1,085	139,737
Moody's Corp.	3,539	560,967
Morningstar, Inc.	100	12,415
MSCI, Inc.	2,100	357,567
PayPal Holdings, Inc. (a)	1,700	150,892
PriceSmart, Inc.	1,785	109,331
ResMed, Inc.	3,560	338,805
S&P Global, Inc.	1,800	344,970
Sherwin-Williams Co.	900	379,368
Thermo Fisher Scientific, Inc.	900	221,103
TransDigm Group, Inc. (a)	596	233,036
Veoneer, Inc. (a)	2,674	79,712
Visa, Inc. Class A	6,731	908,752

TOTAL UNITED STATES OF AMERICA		7,924,779

TOTAL COMMON STOCKS
(Cost $85,686,361)		92,957,841

Nonconvertible Preferred Stocks - 1.6%
Brazil - 1.2%
Itau Unibanco Holding SA	55,255	587,516
Petroleo Brasileiro SA - Petrobras sponsored ADR	31,500	513,450

TOTAL BRAZIL		1,100,966

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	3,476	226,034
Sartorius AG (non-vtg.)	280	41,952

TOTAL GERMANY		267,986

Spain - 0.1%
Grifols SA Class B	7,200	134,759
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,301,693)		1,503,711

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.43% (d)	1,442,661	1,442,950
TOTAL MONEY MARKET FUNDS
(Cost $1,442,925)		1,442,950
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $88,430,979)		95,904,502
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(489,683)
NET ASSETS - 100%		$95,414,819

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,727 or 0.2% of net assets.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,074
Fidelity Securities Lending Cash Central Fund	135
Total	$6,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SK Kaken Co. Ltd.	$8,481	$--	$--	$--	$--	$213	$8,694
Total	$8,481	$--	$--	$--	$--	$213	$8,694

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,790,063	$3,277,456	$2,512,607	$--
Consumer Discretionary	8,792,119	7,157,708	1,634,411	--
Consumer Staples	6,092,245	3,898,139	2,194,106	--
Energy	5,683,316	4,065,889	1,617,427	--
Financials	21,805,099	13,889,928	7,915,171	--
Health Care	7,400,665	2,655,216	4,745,449	--
Industrials	13,367,130	9,744,180	3,622,950	--
Information Technology	13,905,202	9,426,962	4,478,240	--
Materials	9,157,446	6,931,849	2,225,597	--
Real Estate	1,833,704	1,833,704	--	--
Utilities	634,563	181,269	453,294	--
Money Market Funds	1,442,950	1,442,950	--	--
Total Investments in Securities:	$95,904,502	$64,505,250	$31,399,252	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Growth Fund

January 31, 2019

IGF-QTLY-0319
1.863101.111

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 3.7%
CSL Ltd.	628,755	$89,405,257
Austria - 1.1%
Andritz AG	548,921	27,092,079
Bailiwick of Jersey - 0.9%
Experian PLC	879,000	22,069,573
Belgium - 1.0%
KBC Groep NV	352,108	23,891,192
Brazil - 0.1%
Itau Unibanco Holding SA	346,350	3,121,442
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	243,300	13,217,211
Canadian National Railway Co.	136,400	11,382,671
Canadian Pacific Railway Ltd.	58,200	11,928,796
Franco-Nevada Corp.	162,500	12,605,978
Pason Systems, Inc.	307,800	4,842,061
PrairieSky Royalty Ltd.	363,800	5,255,089

TOTAL CANADA		59,231,806

Cayman Islands - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	136,100	22,931,489
Denmark - 0.4%
Jyske Bank A/S (Reg.)	279,600	10,481,142
Finland - 0.2%
Tikkurila Oyj	278,900	4,201,053
France - 3.7%
Edenred SA	502,700	20,391,836
Elis SA	376,136	6,083,322
Legrand SA	305,500	18,099,193
Safran SA	333,700	43,844,603

TOTAL FRANCE		88,418,954

Germany - 8.3%
Deutsche Borse AG	175,000	23,300,894
Linde PLC	277,079	44,939,393
MTU Aero Engines Holdings AG	120,200	25,892,729
SAP SE	804,901	83,231,012
Vonovia SE	396,100	19,862,405

TOTAL GERMANY		197,226,433

Hong Kong - 3.0%
AIA Group Ltd.	7,973,000	71,992,312
India - 1.1%
Housing Development Finance Corp. Ltd.	967,878	26,220,410
Ireland - 2.3%
CRH PLC sponsored ADR	1,349,366	38,915,715
James Hardie Industries PLC CDI	1,381,489	15,394,453

TOTAL IRELAND		54,310,168

Italy - 0.7%
Interpump Group SpA	498,926	16,058,508
Japan - 12.6%
Azbil Corp.	464,600	9,750,522
DENSO Corp.	539,000	24,682,415
East Japan Railway Co.	314,000	29,057,792
Fanuc Corp.	125,600	21,362,251
Hoya Corp.	499,500	28,880,891
Keyence Corp.	123,124	63,141,672
Komatsu Ltd.	722,300	19,019,699
Misumi Group, Inc.	1,038,900	23,653,633
Nabtesco Corp.	463,500	12,199,720
Nintendo Co. Ltd.	4,500	1,364,797
OSG Corp.	628,800	12,832,889
SHO-BOND Holdings Co. Ltd.	237,400	16,760,211
USS Co. Ltd.	2,169,400	37,920,933

TOTAL JAPAN		300,627,425

Kenya - 0.4%
Safaricom Ltd.	43,531,500	10,299,864
Korea (South) - 0.4%
BGF Retail Co. Ltd.	53,972	8,927,167
Netherlands - 3.0%
ASML Holding NV (Netherlands)	405,500	70,908,798
New Zealand - 0.5%
Auckland International Airport Ltd.	2,215,940	11,257,684
Norway - 0.6%
Schibsted ASA (B Shares)	466,700	14,802,346
South Africa - 1.8%
Clicks Group Ltd.	1,151,838	17,099,003
Naspers Ltd. Class N	111,800	25,624,126

TOTAL SOUTH AFRICA		42,723,129

Spain - 3.7%
Amadeus IT Holding SA Class A	773,700	56,216,429
Grifols SA ADR	692,225	12,889,230
Merlin Properties Socimi SA	472,900	6,338,404
Prosegur Compania de Seguridad SA (Reg.)	2,530,649	13,689,241

TOTAL SPAIN		89,133,304

Sweden - 5.0%
ASSA ABLOY AB (B Shares)	2,718,483	50,656,522
Atlas Copco AB (A Shares)	1,187,000	30,968,062
Epiroc AB Class A (a)	1,576,700	15,107,715
Fagerhult AB	552,394	4,493,217
Loomis AB (B Shares)	211,900	7,582,954
Svenska Handelsbanken AB (A Shares)	984,820	10,709,769

TOTAL SWEDEN		119,518,239

Switzerland - 10.7%
Nestle SA (Reg. S)	1,525,749	133,020,734
Roche Holding AG (participation certificate)	338,783	90,128,389
Schindler Holding AG:
(participation certificate)	131,058	27,807,570
(Reg.)	18,350	3,867,625

TOTAL SWITZERLAND		254,824,318

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,405,000	25,266,825
United Kingdom - 8.1%
BAE Systems PLC	2,878,200	19,362,748
Elementis PLC	2,434,551	5,821,125
Informa PLC	2,043,366	18,128,053
InterContinental Hotel Group PLC ADR	728,270	42,028,462
Melrose Industries PLC	4,912,379	10,866,248
Prudential PLC	2,109,765	41,258,901
Reckitt Benckiser Group PLC	290,345	22,340,514
Rightmove PLC	1,587,600	9,828,438
Shaftesbury PLC	568,933	6,581,594
Spectris PLC	468,857	15,994,923

TOTAL UNITED KINGDOM		192,211,006

United States of America - 18.5%
Alphabet, Inc. Class A (a)	35,336	39,784,449
Autoliv, Inc.	242,469	19,361,150
Berkshire Hathaway, Inc. Class B (a)	145,184	29,841,119
Black Knight, Inc. (a)	301,100	14,811,109
Marsh & McLennan Companies, Inc.	263,951	23,277,839
Martin Marietta Materials, Inc.	131,500	23,233,420
MasterCard, Inc. Class A	290,900	61,417,717
Mohawk Industries, Inc. (a)	84,600	10,895,634
Moody's Corp.	163,700	25,948,087
MSCI, Inc.	162,100	27,600,767
PayPal Holdings, Inc. (a)	134,900	11,973,724
PriceSmart, Inc.	108,731	6,659,774
ResMed, Inc.	278,500	26,504,845
S&P Global, Inc.	141,300	27,080,145
Sherwin-Williams Co.	74,900	31,571,848
Veoneer, Inc. (a)(b)	159,869	4,765,695
Visa, Inc. Class A	412,360	55,672,724

TOTAL UNITED STATES OF AMERICA		440,400,046

TOTAL COMMON STOCKS
(Cost $1,893,058,853)		2,297,551,969

Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.3%
Itau Unibanco Holding SA
(Cost $5,567,674)	711,850	7,568,969

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 2.43% (c)	155,399,947	155,431,027
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	4,843,220	4,843,704
TOTAL MONEY MARKET FUNDS
(Cost $160,273,587)		160,274,731
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $2,058,900,114)		2,465,395,669
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(80,105,185)
NET ASSETS - 100%		$2,385,290,484

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$874,044
Fidelity Securities Lending Cash Central Fund	33,744
Total	$907,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$119,832,073	$118,467,276	$1,364,797	$--
Consumer Discretionary	162,585,778	162,585,778	--	--
Consumer Staples	201,264,403	45,903,155	155,361,248	--
Energy	10,097,150	10,097,150	--	--
Financials	352,292,988	205,031,112	147,261,876	--
Health Care	247,808,612	68,274,966	179,533,646	--
Industrials	533,389,091	326,105,633	207,283,458	--
Information Technology	468,385,455	288,978,820	179,406,635	--
Materials	176,682,985	176,682,985	--	--
Real Estate	32,782,403	32,782,403	--	--
Money Market Funds	160,274,731	160,274,731	--	--
Total Investments in Securities:	$2,465,395,669	$1,595,184,009	$870,211,660	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

January 31, 2019

EME-QTLY-0319
1.861978.110

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Bahrain - 0.2%
Ahli United Bank	300,000	$229,779
Bermuda - 0.7%
Central European Media Enterprises Ltd. Class A (a)	285,000	857,850
Botswana - 0.3%
First National Bank of Botswana Ltd.	1,242,331	297,056
Cyprus - 0.2%
Globaltrans Investment PLC GDR (Reg. S)	27,900	276,210
Egypt - 0.1%
EFG-Hermes Holding SAE (a)	130,000	125,588
Greece - 1.2%
Fourlis Holdings SA	96,700	483,684
Jumbo SA	26,536	433,728
Sarantis SA	55,600	470,934

TOTAL GREECE		1,388,346

Hungary - 1.8%
OTP Bank PLC	51,100	2,104,928
Kenya - 0.6%
Safaricom Ltd.	2,927,644	692,701
Kuwait - 0.7%
National Bank of Kuwait	270,000	773,721
Morocco - 0.5%
Attijariwafa Bank	11,725	554,740
Netherlands - 1.1%
X5 Retail Group NV GDR (Reg. S)	47,200	1,244,192
Nigeria - 1.8%
Dangote Cement PLC	1,107,463	581,265
Guaranty Trust Bank PLC	5,263,598	486,374
Nigerian Breweries PLC	2,670,122	545,826
Zenith Bank PLC	8,351,272	519,071

TOTAL NIGERIA		2,132,536

Poland - 2.0%
Globe Trade Centre SA	283,900	708,530
Inter Cars SA	9,700	562,863
LPP SA	470	1,056,818

TOTAL POLAND		2,328,211

Qatar - 2.1%
Qatar Islamic Bank (a)	57,300	2,486,242
Romania - 1.3%
Banca Transilvania SA	956,231	362,826
BRD-Groupe Societe Generale	463,435	1,120,017

TOTAL ROMANIA		1,482,843

Russia - 27.1%
Alrosa Co. Ltd.	769,200	1,159,742
Gazprom OAO	2,300,313	5,729,493
Lukoil PJSC	31,800	2,563,415
Lukoil PJSC sponsored ADR	61,095	4,899,819
MMC Norilsk Nickel PJSC	14,300	2,974,190
NOVATEK OAO	256,200	4,487,517
Sberbank of Russia	2,055,450	6,870,747
Tatneft PAO	219,000	2,703,245

TOTAL RUSSIA		31,388,168

Saudi Arabia - 3.5%
Abdullah Al Othaim Markets Co.	27,800	512,186
Al Rajhi Bank	34,800	938,998
Aldrees Petroleum and Transport Services Co.	45,625	426,379
Bupa Arabia for Cooperative Insurance Co.	25,000	563,917
Mouwasat Medical Services Co.	24,700	497,220
SABIC	3,000	98,226
Saudi Co. for Hardware CJSC	24,950	442,382
United International Transportation Co.	68,484	513,098

TOTAL SAUDI ARABIA		3,992,406

Slovenia - 0.2%
Nova Ljubljanska banka d.d. unit	17,000	243,150
South Africa - 42.9%
African Rainbow Minerals Ltd.	86,000	960,451
Anglo American Platinum Ltd.	37,300	1,794,168
AVI Ltd.	127,400	893,661
Barloworld Ltd.	79,000	720,686
Cashbuild Ltd.	47,900	1,003,954
City Lodge Hotels Ltd.	85,000	781,830
Clicks Group Ltd.	115,483	1,714,342
DRDGOLD Ltd.	3,567,414	818,677
FirstRand Ltd.	794,000	4,153,852
Harmony Gold Mining Co. Ltd. (a)	450,000	903,624
Imperial Holdings Ltd.	121,100	620,028
KAP Industrial Holdings Ltd.	1,145,700	738,534
Kumba Iron Ore Ltd.	23,600	602,537
Motus Holdings Ltd. (a)	128,100	862,064
Mr Price Group Ltd.	117,300	1,972,135
MTN Group Ltd.	146,950	964,211
Nampak Ltd. (a)	1,122,700	1,183,326
Naspers Ltd. Class N	33,500	7,678,075
Pick 'n Pay Stores Ltd.	120,000	628,329
Pretoria Portland Cement Co. Ltd. (a)	1,192,249	498,877
PSG Group Ltd.	159,300	3,009,030
RMB Holdings Ltd.	272,900	1,718,208
Sanlam Ltd.	508,600	3,225,208
Sasol Ltd.	107,500	3,252,329
Shoprite Holdings Ltd.	161,000	1,986,440
Spar Group Ltd.	100,600	1,512,366
Standard Bank Group Ltd.	327,186	4,810,198
Steinhoff Africa Retail Ltd. (b)	390,000	588,363

TOTAL SOUTH AFRICA		49,595,503

United Arab Emirates - 5.1%
Abu Dhabi Commercial Bank PJSC (a)	570,000	1,450,934
Abu Dhabi National Oil Co. for Distribution PJSC (a)	937,731	589,728
Aldar Properties PJSC	1,661,768	719,331
Dubai Financial Market PJSC	2,241,002	511,267
Dubai Parks and Resorts PJSC (a)	4,523,254	328,794
National Bank of Abu Dhabi PJSC	564,440	2,265,044

TOTAL UNITED ARAB EMIRATES		5,865,098

United Kingdom - 1.7%
ASA International (a)	55,100	325,211
Bank of Georgia Group PLC	11,500	231,108
Georgia Capital PLC (a)	32,100	457,063
NMC Health PLC	8,349	282,086
Tullow Oil PLC (a)	234,500	629,596

TOTAL UNITED KINGDOM		1,925,064

TOTAL COMMON STOCKS
(Cost $86,003,378)		109,984,332

Nonconvertible Preferred Stocks - 1.8%
Russia - 1.8%
Tatneft PAO
(Cost $765,903)	240,400	2,092,513

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $4,073,585)	4,072,797	4,073,611
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $90,842,866)		116,150,456
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(484,929)
NET ASSETS - 100%		$115,665,527

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $588,363 or 0.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,124
Total	$9,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,192,837	$10,192,837	$--	$--
Consumer Discretionary	8,516,615	8,516,615	--	--
Consumer Staples	9,508,276	9,508,276	--	--
Energy	24,121,705	21,558,290	2,563,415	--
Financials	39,834,277	32,963,530	6,870,747	--
Health Care	779,306	779,306	--	--
Industrials	2,868,556	2,868,556	--	--
Materials	14,827,412	9,852,782	4,974,630	--
Real Estate	1,427,861	1,427,861	--	--
Money Market Funds	4,073,611	4,073,611	--	--
Total Investments in Securities:	$116,150,456	$101,741,664	$14,408,792	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Opportunities Fund

January 31, 2019

ILF-QTLY-0319
1.873105.110

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Argentina - 0.4%
Central Puerto SA sponsored ADR (a)	1,217,200	$12,780,600
Grupo Financiero Galicia SA sponsored ADR	690,200	25,199,202
Inversiones y Representaciones SA ADR (a)(b)	602,612	9,304,329
YPF SA Class D sponsored ADR	476,300	7,787,505

TOTAL ARGENTINA		55,071,636

Australia - 0.0%
Frontier Digital Ventures Ltd. (b)(c)	16,030,591	5,709,792
Bermuda - 1.2%
AGTech Holdings Ltd. (b)	53,392,000	3,091,555
Cosan Ltd. Class A	1,230,332	13,570,562
Credicorp Ltd. (United States)	272,440	66,142,983
GP Investments Ltd. Class A (depositary receipt) (b)(c)	7,634,637	9,943,114
Marvell Technology Group Ltd.	641,000	11,877,730
Pacific Basin Shipping Ltd.	87,704,000	17,415,235
Shangri-La Asia Ltd.	44,620,000	58,265,588

TOTAL BERMUDA		180,306,767

Brazil - 4.4%
Azul SA sponsored ADR (b)	1,358,800	41,103,700
B2W Companhia Global do Varejo (b)	2,360,400	32,359,070
Banco do Brasil SA	8,773,000	124,744,401
BR Malls Participacoes SA	6,562,300	26,179,388
BTG Pactual Participations Ltd. unit	5,066,800	41,107,318
Companhia de Saneamento de Minas Gerais	2,738,370	44,756,042
Direcional Engenharia SA (c)	11,900,260	30,018,204
Localiza Rent A Car SA	4,670,870	42,646,406
Natura Cosmeticos SA	8,202,900	106,674,585
Notre Dame Intermedica Participacoes SA	3,763,600	34,651,702
Petrobras Distribuidora SA	5,635,500	41,178,459
Suzano Papel e Celulose SA ADR	287,090	7,160,025
Vale SA sponsored ADR	6,920,870	86,095,623

TOTAL BRAZIL		658,674,923

British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	1,520,300	37,521,004
Canada - 0.3%
Pan American Silver Corp.	3,378,800	50,377,908
Cayman Islands - 18.8%
Airtac International Group	2,857,000	33,707,787
Alibaba Group Holding Ltd. sponsored ADR (b)	3,320,306	559,438,358
Ant International Co. Ltd. Class C (d)(e)	6,359,848	35,678,747
China Biologic Products Holdings, Inc. (a)(b)	437,000	35,480,030
China Literature Ltd. (a)(b)(f)	23,434,601	115,828,841
China Resources Land Ltd.	13,544,000	52,845,522
China State Construction International Holdings Ltd.	9,824,000	9,365,964
ENN Energy Holdings Ltd.	2,855,400	27,348,056
Haitian International Holdings Ltd.	14,965,000	34,472,814
HUYA, Inc. ADR (a)(c)	2,509,928	52,658,289
JD.com, Inc. sponsored ADR (b)	9,522,604	236,636,709
Kingsoft Corp. Ltd. (c)	72,064,000	138,050,301
LexinFintech Holdings Ltd. ADR (b)	883,200	8,637,696
Meituan Dianping:
Class B	2,515,100	17,221,681
Class B	7,577,282	48,893,633
Momo, Inc. ADR (b)	3,744,200	113,936,006
NetEase, Inc. ADR	607,400	153,022,282
PPDAI Group, Inc. ADR (b)	1,478,100	5,262,036
Shenzhou International Group Holdings Ltd.	10,066,000	118,530,717
Shimao Property Holdings Ltd.	3,196,500	9,102,527
Sunny Optical Technology Group Co. Ltd.	3,746,300	37,178,948
Tencent Holdings Ltd.	19,487,299	867,469,663
Tencent Music Entertainment Group ADR (b)	4,996	70,956
Uni-President China Holdings Ltd.	67,893,000	60,446,585
Weidai Ltd. ADR	408,100	3,983,056
Wise Talent Information Technology Co. Ltd. (a)(b)	5,960,803	20,002,947
Xiaomi Corp. Class B (f)	6,451,600	8,175,232
Zai Lab Ltd. ADR (b)	689,300	18,604,207

TOTAL CAYMAN ISLANDS		2,822,049,590

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR	794,900	22,185,659
Vina Concha y Toro SA	34,096,719	70,657,885

TOTAL CHILE		92,843,544

China - 9.8%
BBMG Corp. (H Shares) (a)	92,390,500	31,694,801
China Communications Construction Co. Ltd. (H Shares)	16,651,000	16,708,128
China International Travel Service Corp. Ltd. (A Shares)	1,527,597	12,424,492
China Life Insurance Co. Ltd. (H Shares)	48,762,400	121,087,592
China Longyuan Power Grid Corp. Ltd. (H Shares)	71,080,690	53,211,300
China Oilfield Services Ltd. (H Shares)	43,182,000	42,791,018
China Pacific Insurance (Group) Co. Ltd. (H Shares)	15,868,694	55,880,408
China Petroleum & Chemical Corp. (H Shares)	120,754,000	100,973,878
Hangzhou Tigermed Consulting Co. Ltd. Class A	4,180,400	27,138,163
Industrial & Commercial Bank of China Ltd. (H Shares)	603,546,400	468,873,577
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,352,500	29,543,506
PICC Property & Casualty Co. Ltd. (H Shares)	47,417,750	49,104,008
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	15,653,000	152,390,724
Qingdao Haier Co. Ltd.	48,485,623	115,772,739
Shanghai International Airport Co. Ltd. (A Shares)	5,415,032	39,840,180
Sinopec Engineering Group Co. Ltd. (H Shares)	25,125,500	24,697,585
Sinopharm Group Co. Ltd. (H Shares)	10,530,400	47,061,166
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	6,329,788	10,579,875
Tsingtao Brewery Co. Ltd. (H Shares)	9,260,000	40,748,054
Yunnan Baiyao Group Co. Ltd.	2,265,900	26,284,683

TOTAL CHINA		1,466,805,877

Egypt - 0.0%
Six of October Development & Investment Co. (b)	3,304,800	2,859,923
Greece - 0.5%
Titan Cement Co. SA (Reg.)	3,321,900	74,752,171
Hong Kong - 3.0%
AIA Group Ltd.	2,445,000	22,077,161
China Everbright International Ltd.	27,954,000	28,228,644
China Overseas Land and Investment Ltd.	29,665,000	111,900,274
China Resources Beer Holdings Co. Ltd.	17,888,666	62,874,182
China Resources Power Holdings Co. Ltd.	11,470,397	22,990,487
China Unicom Ltd.	31,533,000	36,120,382
China Unicom Ltd. sponsored ADR (a)	814,200	9,387,726
CNOOC Ltd.	78,041,000	130,439,361
Far East Horizon Ltd.	26,952,750	27,861,679

TOTAL HONG KONG		451,879,896

India - 9.5%
Adani Ports & Special Economic Zone Ltd. (b)	9,653,281	46,069,386
Axis Bank Ltd. (b)	10,404,564	105,966,437
Axis Bank Ltd. GDR (Reg. S) (b)	109,427	5,569,834
Bharat Petroleum Corp. Ltd.	58,400	284,305
Bharti Infratel Ltd.	2,499,582	10,294,572
Federal Bank Ltd.	32,771,826	39,671,644
ICICI Bank Ltd.	8,134,528	41,881,969
ICICI Bank Ltd. sponsored ADR	19,097,970	194,990,274
IndoStar Capital Finance Ltd. (f)	2,303,796	10,269,034
Indraprastha Gas Ltd. (b)	9,919,594	39,637,837
ITC Ltd.	25,839,554	101,468,316
JK Cement Ltd. (b)	2,645,731	26,427,482
Larsen & Toubro Ltd.	3,239,144	59,994,461
LIC Housing Finance Ltd.	15,335,576	97,003,569
Lupin Ltd. (b)	3,497,554	43,162,458
Manappuram General Finance & Leasing Ltd.	28,648,894	37,224,183
NTPC Ltd.	4,649,073	9,152,699
Oberoi Realty Ltd.	5,117,141	32,065,061
Petronet LNG Ltd.	8,599,880	27,589,666
Phoenix Mills Ltd.	3,340,838	28,384,882
Power Grid Corp. of India Ltd.	15,676,346	41,665,147
Reliance Industries Ltd.	11,658,092	201,609,746
Shree Cement Ltd.	181,200	40,128,293
Shriram Transport Finance Co. Ltd.	1,853,000	26,514,142
SREI Infrastructure Finance Ltd. (c)	34,355,610	14,282,561
State Bank of India (b)	22,442,444	92,872,374
Tejas Networks Ltd. (b)(f)	950,220	2,147,235
Torrent Pharmaceuticals Ltd.	1,796,107	46,036,632

TOTAL INDIA		1,422,364,199

Indonesia - 1.6%
PT Bank Mandiri (Persero) Tbk	157,462,800	84,388,105
PT Bank Rakyat Indonesia Tbk	505,247,900	139,216,634
PT Media Nusantara Citra Tbk	307,215,420	18,579,140

TOTAL INDONESIA		242,183,879

Italy - 0.4%
Prada SpA	17,920,300	59,306,291
Japan - 0.3%
LINE Corp. (a)(b)	537,600	19,357,750
SoftBank Corp.	413,000	32,529,434

TOTAL JAPAN		51,887,184

Korea (South) - 10.5%
AMOREPACIFIC Group, Inc.	899,769	55,404,993
BS Financial Group, Inc.	11,296,674	74,638,902
Cafe24 Corp. (b)	70,100	6,969,481
Daou Technology, Inc. (c)	2,140,353	40,693,316
Hanon Systems	3,351,198	38,560,030
Hyundai Fire & Marine Insurance Co. Ltd.	872,845	29,305,899
Hyundai Mobis	1,035,512	209,442,572
Iljin Materials Co. Ltd.	475,383	17,328,534
InterPark INT Corp.	75,964	368,064
Kakao Corp.	159,970	14,279,569
KB Financial Group, Inc.	2,698,645	115,976,473
Korea Electric Power Corp.	828,875	25,620,221
Korea Electric Power Corp. sponsored ADR (a)	282,100	4,324,593
LG Chemical Ltd.	141,096	46,675,591
LG Corp.	874,510	61,081,980
LG Innotek Co. Ltd.	140,198	12,287,789
NAVER Corp.	201,870	24,679,593
NCSOFT Corp.	112,543	47,397,495
Netmarble Corp. (f)	136,240	13,104,357
POSCO	439,706	108,563,813
S-Oil Corp.	400,860	37,656,185
Samsung Electronics Co. Ltd.	4,581,788	190,078,941
Samsung Life Insurance Co. Ltd.	510,325	40,507,445
Samsung SDI Co. Ltd.	338,614	68,031,453
Shinhan Financial Group Co. Ltd.	2,530,505	97,894,481
SK Hynix, Inc.	2,608,314	173,273,289
ViroMed Co. Ltd. (b)	96,300	23,892,560

TOTAL KOREA (SOUTH)		1,578,037,619

Luxembourg - 0.6%
Samsonite International SA (f)	32,069,100	95,374,032
Malaysia - 0.4%
British American Tobacco (Malaysia) Bhd	3,448,100	32,258,592
IHH Healthcare Bhd	22,188,000	30,335,156

TOTAL MALAYSIA		62,593,748

Mexico - 2.1%
America Movil S.A.B. de CV Series L sponsored ADR	2,742,800	44,021,940
Fibra Uno Administracion SA de CV	26,168,100	35,908,481
Gruma S.A.B. de CV Series B	6,697,300	81,594,477
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,672,300	32,960,392
Grupo Financiero Banorte S.A.B. de CV Series O	3,251,318	18,050,173
Macquarie Mexican (REIT) (f)	35,514,540	38,983,393
Wal-Mart de Mexico SA de CV Series V	25,754,600	67,611,339

TOTAL MEXICO		319,130,195

Netherlands - 0.4%
NXP Semiconductors NV	136,400	11,870,892
Yandex NV Series A (b)	1,539,212	51,686,739

TOTAL NETHERLANDS		63,557,631

Nigeria - 0.5%
Guaranty Trust Bank PLC	129,492,661	11,965,551
Guaranty Trust Bank PLC GDR (Reg. S)	3,878,704	18,307,483
Transnational Corp. of Nigeria PLC	1,017,826,302	3,514,594
Zenith Bank PLC	576,484,563	35,831,223

TOTAL NIGERIA		69,618,851

Pakistan - 0.1%
Habib Bank Ltd.	11,768,600	12,678,069
Panama - 0.3%
Copa Holdings SA Class A	444,600	42,170,310
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	6,714,200	105,077,230
Philippines - 0.7%
Metro Pacific Investments Corp.	139,610,000	13,013,130
Metropolitan Bank & Trust Co.	40,355,022	65,013,844
Robinsons Land Corp.	68,808,831	29,099,247

TOTAL PHILIPPINES		107,126,221

Poland - 0.1%
Dino Polska SA (b)(f)	730,000	19,669,837
Russia - 5.4%
Lukoil PJSC sponsored ADR	2,066,600	165,741,320
MMC Norilsk Nickel PJSC sponsored ADR	5,152,300	107,167,840
NOVATEK OAO GDR (Reg. S)	522,500	95,878,750
RusHydro PJSC	100	1
Sberbank of Russia	47,834,150	159,895,070
Sberbank of Russia sponsored ADR	14,989,494	203,482,381
Tatneft PAO	3,976,700	49,086,725
Unipro PJSC	684,988,196	28,826,718

TOTAL RUSSIA		810,078,805

Singapore - 0.2%
First Resources Ltd.	28,113,900	35,711,461
South Africa - 6.1%
AngloGold Ashanti Ltd.	3,933,600	55,452,231
Barclays Africa Group Ltd.	11,738,553	163,541,020
Bidvest Group Ltd.	2,894,145	44,207,240
FirstRand Ltd.	13,987,400	73,175,813
Impala Platinum Holdings Ltd. (b)	18,752,500	55,078,146
Imperial Holdings Ltd.	3,161,400	16,186,273
Mondi Ltd.	2,737,800	67,725,911
Motus Holdings Ltd. (b)	3,161,400	21,275,021
Mr Price Group Ltd.	3,258,300	54,780,956
Naspers Ltd. Class N	1,410,800	323,349,882
Pick 'n Pay Stores Ltd.	3,388,300	17,741,396
Sasol Ltd.	835,700	25,283,458

TOTAL SOUTH AFRICA		917,797,347

Taiwan - 7.8%
ASE Technology Holding Co. Ltd.	15,246,000	30,672,262
Chroma ATE, Inc.	3,542,000	14,249,605
Delta Electronics, Inc.	7,318,000	36,578,877
King's Town Bank	20,396,000	19,587,300
LandMark Optoelectronics Corp.	2,234,446	19,466,634
Largan Precision Co. Ltd.	363,900	46,285,132
Nanya Technology Corp.	21,292,000	43,256,701
PChome Online, Inc. (b)	652,000	2,916,519
Taiwan Semiconductor Manufacturing Co. Ltd.	104,060,284	772,180,023
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,888,801	71,056,694
Unified-President Enterprises Corp.	37,679,000	89,318,175
United Microelectronics Corp.	55,020,000	21,020,299

TOTAL TAIWAN		1,166,588,221

Thailand - 1.1%
PTT Global Chemical PCL (For. Reg.)	29,113,000	63,370,166
Siam Cement PCL (For. Reg.)	6,740,400	100,976,543

TOTAL THAILAND		164,346,709

Turkey - 0.8%
Aselsan A/S	9,170,500	45,615,989
Enerjisa Enerji A/S (f)	2,434,000	2,638,150
Tupras Turkiye Petrol Rafinerileri A/S	2,633,696	70,855,147

TOTAL TURKEY		119,109,286

United Arab Emirates - 0.9%
DP World Ltd.	2,077,770	36,984,306
Emaar Properties PJSC	49,461,132	58,036,693
National Bank of Abu Dhabi PJSC	9,985,180	40,069,573

TOTAL UNITED ARAB EMIRATES		135,090,572

United Kingdom - 0.1%
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 3/26/19 (b)(f)	6,033,171	10,084,097
United States of America - 0.8%
Activision Blizzard, Inc.	520,600	24,593,144
MercadoLibre, Inc.	181,100	65,920,400
NVIDIA Corp.	123,100	17,695,625
Yahoo!, Inc. (b)	221,600	15,181,816

TOTAL UNITED STATES OF AMERICA		123,390,985

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (b)	16,417,800	18,753,899
TOTAL COMMON STOCKS
(Cost $11,263,030,377)		13,650,579,709

Nonconvertible Preferred Stocks - 6.2%
Brazil - 4.6%
Ambev SA sponsored ADR	17,876,400	85,985,484
Banco do Estado Rio Grande do Sul SA	3,898,386	25,118,466
Companhia Paranaense de Energia-Copel:
(PN-B)	95,800	927,478
(PN-B) sponsored ADR (a)	4,906,539	48,084,082
Itau Unibanco Holding SA sponsored ADR	28,263,116	300,719,554
Metalurgica Gerdau SA (PN)	24,975,622	51,016,776
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,672,600	150,910,564
Telefonica Brasil SA	2,232,400	29,802,467

TOTAL BRAZIL		692,564,871

Korea (South) - 1.6%
Hyundai Motor Co. Series 2	1,591,531	120,320,161
Samsung Electronics Co. Ltd.	2,716,322	91,567,177
Samsung Fire & Marine Insurance Co. Ltd.	164,512	25,732,035

TOTAL KOREA (SOUTH)		237,619,373

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $625,852,064)		930,184,244
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.39% 3/21/19 to 5/2/19(g)
(Cost $9,440,225)	9,480,000	9,440,215
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 2.43% (h)	384,089,016	384,165,834
Fidelity Securities Lending Cash Central Fund 2.43% (h)(i)	100,349,980	100,360,015
TOTAL MONEY MARKET FUNDS
(Cost $484,495,267)		484,525,849
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $12,382,817,933)		15,074,730,017
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(43,738,439)
NET ASSETS - 100%		$15,030,991,578

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,445	March 2019	$183,377,350	$10,708,747	$10,708,747

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,678,747 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,274,208 or 2.1% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,440,215.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,001,985
Fidelity Securities Lending Cash Central Fund	444,133
Total	$2,446,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Daou Technology, Inc.	$38,679,457	$616,126	$1,747,056	$478,758	$(221,406)	$3,366,195	$40,693,316
Direcional Engenharia SA	23,285,743	--	530,310	--	122,324	7,140,447	30,018,204
Frontier Digital Ventures Ltd.	6,186,874	--	--	--	--	(477,082)	5,709,792
GP Investments Ltd. Class A (depositary receipt)	10,339,533	--	--	--	--	(396,419)	9,943,114
HUYA, Inc. ADR	--	45,538,637	--	--	--	7,119,652	52,658,289
Kingsoft Corp. Ltd.	102,004,017	--	--	--	--	36,046,284	138,050,301
Macquarie Mexican (REIT)	38,796,336	--	4,115,650	821,180	(3,197,847)	7,500,554	--
SREI Infrastructure Finance Ltd.	15,352,257	--	--	--	--	(1,069,696)	14,282,561
Total	$234,644,217	$46,154,763	$6,393,016	$1,299,938	$(3,296,929)	$59,229,935	$291,355,577

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,858,028,788	$902,551,559	$955,477,229	$--
Consumer Discretionary	2,077,871,380	1,561,534,078	516,337,302	--
Consumer Staples	950,351,020	696,964,024	253,386,996	--
Energy	1,095,174,732	820,970,475	274,204,257	--
Financials	3,686,180,912	2,259,198,268	1,426,982,644	--
Health Care	372,770,138	325,708,972	47,061,166	--
Industrials	673,456,780	508,860,623	164,596,157	--
Information Technology	1,928,079,723	737,800,251	1,190,279,472	--
Materials	1,103,024,008	882,403,790	220,620,218	--
Real Estate	470,348,467	260,821,397	173,848,323	35,678,747
Utilities	365,478,005	236,307,941	129,170,064	--
Government Obligations	9,440,215	--	9,440,215	--
Money Market Funds	484,525,849	484,525,849	--	--
Total Investments in Securities:	$15,074,730,017	$9,677,647,227	$5,361,404,043	$35,678,747
Derivative Instruments:
Assets
Futures Contracts	$10,708,747	$10,708,747	$--	$--
Total Assets	$10,708,747	$10,708,747	$--	$--
Total Derivative Instruments:	$10,708,747	$10,708,747	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

January 31, 2019

GCS-QTLY-0319
1.879386.109

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Chemicals - 15.3%
Fertilizers & Agricultural Chemicals - 15.3%
CF Industries Holdings, Inc.	370,060	$16,153,119
FMC Corp.	122,200	9,751,560
Israel Chemicals Ltd.	917,900	5,314,975
Nutrien Ltd.	586,983	30,409,021
The Mosaic Co.	481,261	15,535,105
Yara International ASA	172,600	7,123,834
		84,287,614
Construction Materials - 0.5%
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	15,600	2,756,208
Containers & Packaging - 1.1%
Metal & Glass Containers - 1.1%
Crown Holdings, Inc. (a)	123,400	6,293,400
Food Products - 7.7%
Agricultural Products - 7.7%
Archer Daniels Midland Co.	513,700	23,065,130
Bunge Ltd.	171,000	9,416,970
Darling International, Inc. (a)	127,200	2,705,544
First Resources Ltd.	1,713,100	2,176,052
Ingredion, Inc.	52,800	5,227,200
		42,590,896
Metals & Mining - 30.7%
Aluminum - 0.3%
Norsk Hydro ASA	389,100	1,803,878
Copper - 2.1%
Antofagasta PLC	272,200	3,105,338
First Quantum Minerals Ltd.	356,624	4,128,202
Freeport-McMoRan, Inc.	369,300	4,298,652
		11,532,192
Diversified Metals & Mining - 15.3%
Alcoa Corp. (a)	82,300	2,442,664
Anglo American PLC (United Kingdom)	186,151	4,743,456
BHP Billiton PLC	669,193	14,951,598
Boliden AB	80,700	2,013,854
Glencore Xstrata PLC	2,698,873	10,954,041
Grupo Mexico SA de CV Series B	742,620	1,778,272
Ivanhoe Mines Ltd. (a)	767,900	1,659,756
MMC Norilsk Nickel PJSC	13,300	2,766,205
MMC Norilsk Nickel PJSC sponsored ADR	55,400	1,152,320
Rio Tinto PLC	628,687	34,780,332
South32 Ltd.	1,141,097	2,928,006
Sumitomo Metal Mining Co. Ltd.	36,700	1,056,610
Teck Resources Ltd. Class B (sub. vtg.)	125,100	3,046,691
		84,273,805
Gold - 5.5%
Agnico Eagle Mines Ltd. (Canada)	88,800	3,862,339
B2Gold Corp. (a)	347,268	1,099,460
Barrick Gold Corp.	313,400	4,195,522
Barrick Gold Corp.	198,547	2,658,544
Franco-Nevada Corp.	65,871	5,109,959
Goldcorp, Inc.	232,875	2,605,322
Kirkland Lake Gold Ltd.	39,000	1,254,637
Newcrest Mining Ltd.	200,902	3,570,572
Newmont Mining Corp.	137,300	4,683,303
Premier Gold Mines Ltd. (a)	997,986	1,336,775
		30,376,433
Precious Metals & Minerals - 0.6%
Alrosa Co. Ltd.	1,307,600	1,971,502
Fresnillo PLC	61,600	811,985
Industrias Penoles SA de CV	59,965	818,620
		3,602,107
Silver - 0.8%
Wheaton Precious Metals Corp.	199,900	4,211,144
Steel - 6.1%
Allegheny Technologies, Inc. (a)	113,300	3,103,287
ArcelorMittal SA Class A unit (b)	172,202	4,046,747
Fortescue Metals Group Ltd.	359,232	1,475,360
Hyundai Steel Co.	27,439	1,262,890
JFE Holdings, Inc.	188,000	3,304,347
Nippon Steel & Sumitomo Metal Corp.	141,700	2,614,799
Nucor Corp.	89,092	5,455,994
POSCO	23,004	5,679,709
Steel Dynamics, Inc.	92,700	3,391,893
Tata Steel Ltd.	80,000	537,430
Thyssenkrupp AG	93,500	1,655,601
Voestalpine AG	30,700	979,681
		33,507,738

TOTAL METALS & MINING		169,307,297

Oil, Gas & Consumable Fuels - 30.1%
Integrated Oil & Gas - 22.3%
BP PLC	2,231,666	15,244,845
Chevron Corp.	189,200	21,691,780
China Petroleum & Chemical Corp. (H Shares)	2,169,000	1,813,707
Equinor ASA	151,300	3,458,716
Exxon Mobil Corp.	321,200	23,537,536
Gazprom OAO	1,119,400	2,788,140
Lukoil PJSC sponsored ADR	45,200	3,625,040
Occidental Petroleum Corp.	82,600	5,516,028
Royal Dutch Shell PLC:
Class A (United Kingdom)	618,700	19,179,971
Class B (United Kingdom)	57,727	1,792,347
Suncor Energy, Inc.	225,832	7,283,961
Total SA	315,500	17,296,072
		123,228,143
Oil & Gas Exploration & Production - 7.8%
Anadarko Petroleum Corp.	64,700	3,062,251
Cabot Oil & Gas Corp.	96,600	2,410,170
Canadian Natural Resources Ltd.	92,500	2,482,952
CNOOC Ltd. sponsored ADR	13,900	2,325,331
Concho Resources, Inc. (a)	25,700	3,079,888
ConocoPhillips Co.	122,000	8,258,180
Diamondback Energy, Inc.	50,500	5,207,560
EOG Resources, Inc.	61,500	6,100,800
Lundin Petroleum AB	84,600	2,706,759
Noble Energy, Inc.	48,000	1,072,320
NOVATEK OAO GDR (Reg. S)	6,600	1,211,100
Pioneer Natural Resources Co.	37,710	5,366,887
		43,284,198

TOTAL OIL, GAS & CONSUMABLE FUELS		166,512,341

Paper & Forest Products - 8.0%
Forest Products - 0.3%
Quintis Ltd. (a)(c)	413,280	3
West Fraser Timber Co. Ltd.	24,800	1,477,298
		1,477,301
Paper Products - 7.7%
Mondi PLC	329,100	7,940,157
Nine Dragons Paper (Holdings) Ltd.	2,600,000	2,657,162
Oji Holdings Corp.	406,000	2,344,494
Sappi Ltd.	352,406	2,072,922
Stora Enso Oyj (R Shares)	618,100	8,314,877
Suzano Papel e Celulose SA	494,745	6,239,929
UPM-Kymmene Corp.	453,700	13,117,645
		42,687,186

TOTAL PAPER & FOREST PRODUCTS		44,164,487

TOTAL COMMON STOCKS
(Cost $586,136,183)		515,912,243

Nonconvertible Preferred Stocks - 1.8%
Chemicals - 0.6%
Fertilizers & Agricultural Chemicals - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B)	77,200	3,290,241
Metals & Mining - 0.2%
Steel - 0.2%
Gerdau SA sponsored ADR (b)	268,600	1,163,038
Oil, Gas & Consumable Fuels - 1.0%
Integrated Oil & Gas - 1.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	404,300	5,716,802
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $9,177,533)		10,170,081

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.43% (d)	7,964,936	7,966,529
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	5,035,788	5,036,292
TOTAL MONEY MARKET FUNDS
(Cost $13,003,094)		13,002,821
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $608,316,810)		539,085,145
NET OTHER ASSETS (LIABILITIES) - 2.4%		13,287,274
NET ASSETS - 100%		$552,372,419

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,706
Fidelity Securities Lending Cash Central Fund	33,239
Total	$96,945

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$515,912,243	$392,397,742	$123,514,498	$3
Nonconvertible Preferred Stocks	10,170,081	10,170,081	--	--
Money Market Funds	13,002,821	13,002,821	--	--
Total Investments in Securities:	$539,085,145	$415,570,644	$123,514,498	$3

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

January 31, 2019

GSV-S-QTLY-0319
1.907948.109

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 3.8%
CSL Ltd.	3,792,438	$539,262,340
Austria - 1.1%
Andritz AG	3,167,760	156,345,276
Bailiwick of Jersey - 0.9%
Experian PLC	4,991,100	125,314,502
Belgium - 1.0%
KBC Groep NV	2,050,451	139,126,971
Brazil - 0.1%
Itau Unibanco Holding SA	2,269,500	20,453,626
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,376,300	74,767,148
Canadian National Railway Co.	819,800	68,412,854
Canadian Pacific Railway Ltd.	350,600	71,859,725
Franco-Nevada Corp.	1,015,700	78,793,182
Pason Systems, Inc.	1,799,369	28,306,220
PrairieSky Royalty Ltd. (a)	2,273,200	32,836,361

TOTAL CANADA		354,975,490

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	772,600	130,175,374
Denmark - 0.5%
Jyske Bank A/S (Reg.)	1,733,900	64,997,325
Finland - 0.2%
Tikkurila Oyj	1,716,079	25,849,188
France - 3.7%
Edenred SA	2,881,900	116,903,189
Elis SA	2,210,552	35,751,695
Legrand SA	1,721,700	102,001,248
Safran SA	2,019,600	265,353,794

TOTAL FRANCE		520,009,926

Germany - 8.0%
Deutsche Borse AG	988,300	131,590,137
Linde PLC	1,573,512	255,207,627
MTU Aero Engines Holdings AG	680,100	146,502,870
SAP SE	4,740,984	490,242,769
Vonovia SE	2,258,300	113,242,286

TOTAL GERMANY		1,136,785,689

Hong Kong - 3.0%
AIA Group Ltd.	47,420,400	428,183,146
India - 1.2%
Housing Development Finance Corp. Ltd.	6,145,666	166,489,868
Ireland - 2.2%
CRH PLC sponsored ADR (a)	7,773,006	224,173,493
James Hardie Industries PLC CDI	8,240,401	91,825,895

TOTAL IRELAND		315,999,388

Italy - 0.7%
Interpump Group SpA	2,954,749	95,102,000
Japan - 12.8%
Azbil Corp.	2,796,200	58,683,619
DENSO Corp.	3,237,100	148,236,445
East Japan Railway Co.	1,893,800	175,253,652
Fanuc Corp.	773,000	131,473,086
Hoya Corp.	3,096,224	179,022,435
Keyence Corp.	727,500	373,083,773
Komatsu Ltd.	4,239,900	111,645,610
Misumi Group, Inc.	6,649,000	151,384,163
Nabtesco Corp.	2,906,200	76,493,692
Nintendo Co. Ltd.	29,600	8,977,328
OSG Corp.	3,700,200	75,515,672
SHO-BOND Holdings Co. Ltd. (c)	1,459,200	103,018,113
USS Co. Ltd.	12,674,900	221,556,205

TOTAL JAPAN		1,814,343,793

Kenya - 0.4%
Safaricom Ltd.	257,517,500	60,930,480
Korea (South) - 0.4%
BGF Retail Co. Ltd.	333,987	55,242,674
Netherlands - 2.8%
ASML Holding NV (Netherlands)	2,297,200	401,705,772
New Zealand - 0.5%
Auckland International Airport Ltd.	14,520,531	73,768,944
Norway - 0.6%
Schibsted ASA (B Shares)	2,694,891	85,473,988
South Africa - 1.8%
Clicks Group Ltd.	7,118,419	105,672,732
Naspers Ltd. Class N	635,510	145,656,424

TOTAL SOUTH AFRICA		251,329,156

Spain - 3.7%
Amadeus IT Holding SA Class A	4,374,700	317,862,236
Grifols SA ADR	4,405,939	82,038,584
Merlin Properties Socimi SA	2,823,600	37,845,462
Prosegur Compania de Seguridad SA (Reg.)	15,251,589	82,501,634

TOTAL SPAIN		520,247,916

Sweden - 5.1%
ASSA ABLOY AB (B Shares)	16,986,617	316,530,558
Atlas Copco AB (A Shares)	6,761,800	176,410,989
Epiroc AB Class A (b)	9,506,800	91,092,803
Fagerhult AB	3,151,109	25,631,372
Loomis AB (B Shares)	1,324,300	47,390,777
Svenska Handelsbanken AB (A Shares)	5,620,413	61,121,145

TOTAL SWEDEN		718,177,644

Switzerland - 10.2%
Nestle SA (Reg. S)	8,643,345	753,560,449
Roche Holding AG (participation certificate)	1,910,481	508,256,241
Schindler Holding AG:
(participation certificate)	704,326	149,442,190
(Reg.)	154,309	32,523,673

TOTAL SWITZERLAND		1,443,782,553

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	20,821,000	154,502,368
United Kingdom - 8.2%
BAE Systems PLC	17,165,700	115,480,207
Elementis PLC	15,468,883	36,986,823
Informa PLC	12,259,388	108,761,151
InterContinental Hotel Group PLC ADR (a)	4,488,502	259,031,450
Melrose Industries PLC	28,676,063	63,431,836
Prudential PLC	12,530,738	245,053,110
Reckitt Benckiser Group PLC	1,711,987	131,728,355
Rightmove PLC	9,659,800	59,801,426
Shaftesbury PLC	3,555,100	41,126,506
Spectris PLC	2,746,162	93,684,537

TOTAL UNITED KINGDOM		1,155,085,401

United States of America - 18.1%
Alphabet, Inc. Class A (b)	205,094	230,913,284
Autoliv, Inc. (a)	1,385,327	110,618,361
Berkshire Hathaway, Inc. Class B (b)	824,250	169,416,345
Black Knight, Inc. (b)	1,748,400	86,003,796
Marsh & McLennan Companies, Inc.	1,526,773	134,646,111
Martin Marietta Materials, Inc.	802,366	141,762,025
MasterCard, Inc. Class A	1,647,310	347,796,560
Mohawk Industries, Inc. (b)	488,515	62,915,847
Moody's Corp.	962,200	152,518,322
MSCI, Inc.	951,900	162,080,013
PayPal Holdings, Inc. (b)	842,700	74,798,052
PriceSmart, Inc.	647,664	39,669,420
ResMed, Inc.	1,569,200	149,340,764
S&P Global, Inc.	836,271	160,271,337
Sherwin-Williams Co.	417,700	176,068,904
Veoneer, Inc. (a)(b)	983,027	29,304,035
Visa, Inc. Class A	2,404,196	324,590,502

TOTAL UNITED STATES OF AMERICA		2,552,713,678

TOTAL COMMON STOCKS
(Cost $9,837,041,232)		13,506,374,476

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $35,327,858)	4,458,050	47,401,617

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.43% (d)	574,802,412	574,917,372
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	121,239,156	121,251,280
TOTAL MONEY MARKET FUNDS
(Cost $696,166,564)		696,168,652
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $10,568,535,654)		14,249,944,745
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(110,595,270)
NET ASSETS - 100%		$14,139,349,475

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,633,679
Fidelity Securities Lending Cash Central Fund	314,646
Total	$2,948,325

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$103,974,547	$--	$--	$595,187	$--	$(956,434)	$103,018,113
Total	$103,974,547	$--	$--	$595,187	$--	$(956,434)	$103,018,113

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$700,514,081	$691,536,753	$8,977,328	$--
Consumer Discretionary	961,837,717	961,837,717	--	--
Consumer Staples	1,160,640,778	275,351,974	885,288,804	--
Energy	61,142,581	61,142,581	--	--
Financials	2,083,349,073	1,217,401,535	865,947,538	--
Health Care	1,457,920,364	410,401,783	1,047,518,581	--
Industrials	3,182,536,124	1,940,327,378	1,242,208,746	--
Information Technology	2,722,953,984	1,676,503,075	1,046,450,909	--
Materials	1,030,667,137	1,030,667,137	--	--
Real Estate	192,214,254	192,214,254	--	--
Money Market Funds	696,168,652	696,168,652	--	--
Total Investments in Securities:	$14,249,944,745	$9,153,552,839	$5,096,391,906	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Value Fund

January 31, 2019

VSF-S-QTLY-0319
1.907974.109

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 3.5%
Commonwealth Bank of Australia	5,061,839	$257,230,403
Insurance Australia Group Ltd.	19,148,685	98,686,980
Macquarie Group Ltd.	1,468,815	124,363,555

TOTAL AUSTRALIA		480,280,938

Austria - 0.8%
Erste Group Bank AG	2,967,800	103,267,094
Bailiwick of Jersey - 1.7%
Glencore Xstrata PLC	48,179,600	195,548,768
WPP PLC	3,792,600	43,400,702

TOTAL BAILIWICK OF JERSEY		238,949,470

Belgium - 1.1%
KBC Groep NV	2,179,000	147,849,263
Canada - 0.6%
Nutrien Ltd.	1,576,580	81,675,711
China - 0.5%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,244,000	70,524,398
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	60,945	81,506,999
Finland - 2.5%
Nokia Corp.	15,904,200	100,477,382
Nordea Bank ABP	12,285,933	111,571,183
Sampo Oyj (A Shares)	2,999,113	137,405,451

TOTAL FINLAND		349,454,016

France - 12.9%
Accor SA	324,968	14,145,577
Atos Origin SA	682,484	62,274,967
AXA SA	9,264,273	214,840,216
Bouygues SA	1,781,398	63,045,513
Capgemini SA	944,705	104,324,725
Natixis SA	17,744,300	90,826,882
Sanofi SA	3,365,990	292,564,825
Societe Generale Series A	2,835,000	88,393,919
SR Teleperformance SA	559,700	96,287,082
Total SA (a)	7,438,935	407,810,957
VINCI SA	2,581,237	227,124,342
Vivendi SA	4,637,181	118,243,399

TOTAL FRANCE		1,779,882,404

Germany - 8.5%
Bayer AG	3,127,000	237,013,623
Brenntag AG	1,018,700	48,233,070
Continental AG	611,600	96,655,139
Deutsche Telekom AG	6,563,401	106,726,624
Hannover Reuck SE	1,083,500	156,137,919
HeidelbergCement Finance AG	1,284,600	88,954,989
Linde PLC	926,200	150,220,211
SAP SE	956,011	98,856,583
Vonovia SE	3,713,640	186,220,202

TOTAL GERMANY		1,169,018,360

Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	80,110,900	22,073,857
Ireland - 0.8%
CRH PLC	3,802,770	109,461,215
Italy - 3.5%
Assicurazioni Generali SpA	5,580,700	97,699,400
Enel SpA	34,553,400	208,838,123
Intesa Sanpaolo SpA	49,936,800	114,261,736
Mediobanca SpA	7,299,872	63,616,610

TOTAL ITALY		484,415,869

Japan - 25.1%
DENSO Corp.	2,378,200	108,904,857
Honda Motor Co. Ltd.	7,414,900	222,609,935
Hoya Corp.	1,956,800	113,141,395
Idemitsu Kosan Co. Ltd.	1,716,553	60,435,903
INPEX Corp.	6,540,200	62,775,112
Itochu Corp.	9,641,600	176,279,517
Japan Tobacco, Inc.	4,790,100	120,934,359
Kao Corp.	1,447,400	101,945,860
Makita Corp.	2,129,000	75,250,402
Minebea Mitsumi, Inc.	6,490,300	106,180,533
Mitsubishi UFJ Financial Group, Inc.	45,619,100	244,697,214
Mitsui Fudosan Co. Ltd.	5,683,200	137,586,398
Nintendo Co. Ltd.	143,000	43,370,201
Nomura Holdings, Inc.	19,144,900	74,757,456
OBIC Co. Ltd.	1,289,000	121,651,779
Oracle Corp. Japan	977,400	71,067,322
ORIX Corp.	10,315,500	155,312,555
Recruit Holdings Co. Ltd.	2,860,900	76,496,408
Shin-Etsu Chemical Co. Ltd.	1,432,400	120,775,113
Shinsei Bank Ltd.	5,576,200	75,356,129
SoftBank Corp.	1,199,100	94,445,629
Sony Corp.	1,867,100	93,554,679
Sony Financial Holdings, Inc.	5,966,785	113,008,744
Subaru Corp.	2,437,600	57,110,445
Sumitomo Mitsui Financial Group, Inc.	5,665,300	210,760,394
Suzuki Motor Corp.	1,283,200	66,843,028
T&D Holdings, Inc.	6,636,700	82,041,006
Taiheiyo Cement Corp.	1,732,800	59,178,481
Takeda Pharmaceutical Co. Ltd.	5,671,622	228,981,890
Tokio Marine Holdings, Inc.	3,843,500	187,437,888

TOTAL JAPAN		3,462,890,632

Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen)	13,564,834	160,957,820
Koninklijke Philips Electronics NV	2,829,832	111,566,392
Wolters Kluwer NV	1,788,661	111,373,195

TOTAL NETHERLANDS		383,897,407

Norway - 1.3%
Equinor ASA	7,877,067	180,069,661
Portugal - 0.6%
Galp Energia SGPS SA Class B	5,214,971	81,447,766
Spain - 3.3%
Banco Santander SA (Spain)	61,895,124	292,732,196
CaixaBank SA	21,999,208	83,200,989
Masmovil Ibercom SA (b)	2,107,960	45,939,160
Unicaja Banco SA (c)	30,752,247	36,078,997

TOTAL SPAIN		457,951,342

Sweden - 3.8%
Alfa Laval AB	3,503,500	79,298,082
Investor AB (B Shares)	3,870,359	169,856,334
Swedbank AB (A Shares)	6,835,600	154,943,339
Telefonaktiebolaget LM Ericsson (B Shares)	12,718,500	113,365,958

TOTAL SWEDEN		517,463,713

Switzerland - 4.5%
Credit Suisse Group AG	6,148,893	74,741,969
Swiss Life Holding AG	290,150	119,421,183
UBS Group AG (a)	16,116,171	208,865,576
Zurich Insurance Group AG	710,435	222,972,034

TOTAL SWITZERLAND		626,000,762

United Kingdom - 18.5%
AstraZeneca PLC (United Kingdom)	2,077,480	150,496,724
Aviva PLC	26,869,773	146,134,312
BAE Systems PLC	17,457,236	117,441,480
BHP Billiton PLC	16,344,986	365,191,598
BP PLC	49,439,698	337,729,984
British American Tobacco PLC (United Kingdom)	3,748,655	132,140,331
Bunzl PLC	3,081,138	96,989,294
GlaxoSmithKline PLC	3,078,277	59,794,233
HSBC Holdings PLC sponsored ADR (a)	2,639,706	111,210,814
Imperial Tobacco Group PLC	3,539,312	117,214,581
Informa PLC	10,100,046	89,604,198
ITV PLC	30,279,870	51,351,595
Lloyds Banking Group PLC	107,968,151	82,311,195
Micro Focus International PLC	4,012,605	76,500,763
Royal Dutch Shell PLC Class B sponsored ADR (a)	3,652,700	229,389,560
RSA Insurance Group PLC	10,522,790	70,775,073
Standard Chartered PLC (United Kingdom)	15,970,583	128,593,735
Standard Life PLC	31,813,230	105,004,064
The Weir Group PLC	3,895,438	76,894,310

TOTAL UNITED KINGDOM		2,544,767,844

United States of America - 1.1%
Amgen, Inc.	388,700	72,729,657
ConocoPhillips Co.	1,123,300	76,036,177

TOTAL UNITED STATES OF AMERICA		148,765,834

TOTAL COMMON STOCKS
(Cost $13,244,895,996)		13,521,614,555

Nonconvertible Preferred Stocks - 1.2%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)	1,607,024	104,500,019
Spain - 0.4%
Grifols SA Class B	3,245,938	60,752,663
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $170,740,606)		165,252,682

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.43% (d)	181,035,956	181,072,163
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	194,411,180	194,430,621
TOTAL MONEY MARKET FUNDS
(Cost $375,502,784)		375,502,784
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $13,791,139,386)		14,062,370,021
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(284,441,068)
NET ASSETS - 100%		$13,777,928,953

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,078,997 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$642,443
Fidelity Securities Lending Cash Central Fund	1,394,178
Total	$2,036,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$593,081,508	$186,894,953	$406,186,555	$--
Consumer Discretionary	764,323,679	247,003,907	517,319,772	--
Consumer Staples	472,235,131	340,094,800	132,140,331	--
Energy	1,435,695,120	690,154,179	745,540,941	--
Financials	5,209,919,882	3,220,344,169	1,989,575,713	--
Health Care	1,327,041,402	185,871,052	1,141,170,350	--
Industrials	1,432,400,227	958,094,336	474,305,891	--
Information Technology	748,519,479	359,318,793	389,200,686	--
Materials	1,171,006,086	486,623,171	684,382,915	--
Real Estate	323,806,600	323,806,600	--	--
Utilities	208,838,123	--	208,838,123	--
Money Market Funds	375,502,784	375,502,784	--	--
Total Investments in Securities:	$14,062,370,021	$7,373,708,744	$6,688,661,277	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

January 31, 2019

SCF-S-QTLY-0319
1.907961.109

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
Australia - 1.6%
Accent Group Ltd.	2,064,092	$1,958,007
Bapcor Ltd.	1,301,986	5,839,372
Beacon Lighting Group Ltd.	6,633,510	5,738,059
DuluxGroup Ltd.	4,403,996	21,928,663
Imdex Ltd. (a)	13,212,455	11,428,919
Nanosonics Ltd. (a)	678,844	1,648,129
Pact Group Holdings Ltd.	516,667	1,423,392
Quintis Ltd. (a)(b)(c)	9,242,850	67
Reckon Ltd. (d)	5,931,484	2,975,001
Sigma Healthcare Ltd. (b)	1,795,948	704,956
SomnoMed Ltd. (a)	305,402	372,954

TOTAL AUSTRALIA		54,017,519

Austria - 1.0%
Andritz AG	452,824	22,349,197
EVN AG	26,118	422,113
IMMOFINANZ Immobilien Anlagen AG	280,582	7,418,661
Wienerberger AG	205,100	4,601,246

TOTAL AUSTRIA		34,791,217

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (e)	4,317,632	17,335,292
Belgium - 2.2%
Barco NV	182,000	22,248,277
Econocom Group SA (b)	2,300,266	8,335,712
KBC Ancora	992,641	44,310,898

TOTAL BELGIUM		74,894,887

Bermuda - 0.6%
Vostok New Ventures Ltd. (depositary receipt)	2,233,342	18,511,734
Brazil - 0.2%
Banco ABC Brasil SA rights 2/4/19 (a)	51,089	94,174
Sul America SA unit	879,702	7,742,497

TOTAL BRAZIL		7,836,671

Canada - 1.8%
ECN Capital Corp.	3,501,000	10,178,333
McCoy Global, Inc. (a)	1,110,050	861,715
MTY Food Group, Inc.	109,600	5,883,091
New Look Vision Group, Inc.	694,700	15,750,305
Pason Systems, Inc.	700,000	11,011,835
PrairieSky Royalty Ltd.	433,900	6,267,683
ShawCor Ltd. Class A	489,800	7,556,030
Total Energy Services, Inc.	358,800	2,648,777

TOTAL CANADA		60,157,769

Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.	3,861,000	3,544,996
Value Partners Group Ltd.	11,815,817	8,781,094

TOTAL CAYMAN ISLANDS		12,326,090

Denmark - 2.3%
Jyske Bank A/S (Reg.)	555,619	20,828,046
Netcompany Group A/S (e)	280,100	9,447,749
SimCorp A/S	278,400	21,960,751
Spar Nord Bank A/S	2,985,052	25,217,154

TOTAL DENMARK		77,453,700

Finland - 0.6%
Olvi PLC (A Shares)	205,891	7,800,440
Tikkurila Oyj	826,264	12,445,962

TOTAL FINLAND		20,246,402

France - 2.3%
Cegedim SA (a)	58,251	1,660,185
Elis SA	1,983,321	32,076,643
Laurent-Perrier Group SA	135,868	14,649,467
Somfy SA	27,200	2,148,185
STEF-TFE Group	5,778	557,518
Vetoquinol SA	297,927	17,595,974
Virbac SA (a)	66,000	9,291,863

TOTAL FRANCE		77,979,835

Germany - 4.1%
CompuGroup Medical AG	1,216,112	60,438,981
CTS Eventim AG	765,495	32,488,961
JOST Werke AG (e)	94,379	3,316,404
Nexus AG	618,016	18,745,599
SMA Solar Technology AG (b)	148,362	3,746,122
WashTec AG	277,057	19,629,693

TOTAL GERMANY		138,365,760

Greece - 0.7%
Fourlis Holdings SA	1,486,200	7,433,827
Motor Oil (HELLAS) Corinth Refineries SA	387,900	9,656,790
Mytilineos Holdings SA	522,600	4,916,941

TOTAL GREECE		22,007,558

India - 0.2%
Jyothy Laboratories Ltd.	2,762,490	7,161,218
Ireland - 1.4%
Cairn Homes PLC (a)	2,398,100	3,568,325
FBD Holdings PLC	1,309,243	12,438,044
Green REIT PLC	4,727,578	7,835,397
James Hardie Industries PLC CDI	1,427,480	15,906,948
Mincon Group PLC	1,587,044	2,270,663
Total Produce PLC	1,472,600	2,865,415
United Drug PLC (United Kingdom)	191,000	1,452,990

TOTAL IRELAND		46,337,782

Israel - 2.4%
Azrieli Group	132,479	7,047,860
Ituran Location & Control Ltd. (d)	1,288,564	42,458,184
Strauss Group Ltd.	1,229,855	29,858,749

TOTAL ISRAEL		79,364,793

Italy - 1.2%
Interpump Group SpA	1,199,476	38,606,517
Japan - 33.1%
Ai Holdings Corp.	570,600	9,900,702
Aoki Super Co. Ltd.	190,000	4,709,663
Arcland Service Holdings Co. Ltd.	173,200	3,183,350
Artnature, Inc.	1,415,300	8,003,900
Asante, Inc.	356,700	7,001,373
Aucnet, Inc.	538,860	4,323,742
Azbil Corp.	3,255,000	68,312,417
Bank of Kyoto Ltd.	154,907	6,577,415
Broadleaf Co. Ltd. (b)	1,337,800	6,828,706
Central Automotive Products Ltd.	121,079	1,720,728
Chugoku Marine Paints Ltd.	275,000	2,451,457
Coca-Cola West Co. Ltd.	350,450	10,794,214
Daiichikosho Co. Ltd.	709,200	33,466,036
Daikokutenbussan Co. Ltd.	569,400	21,406,408
Funai Soken Holdings, Inc.	873,500	14,747,455
GCA Savvian Group Corp. (b)	1,935,687	12,830,535
Genky DrugStores Co. Ltd. (b)	176,600	4,216,999
GMO Internet, Inc.	584,162	7,862,121
Goldcrest Co. Ltd.	1,493,510	22,651,168
Iwatsuka Confectionary Co. Ltd.	116,200	4,533,854
Kamigumi Co. Ltd.	249,950	5,525,633
Kobayashi Pharmaceutical Co. Ltd.	326,600	20,688,914
Koshidaka Holdings Co. Ltd.	2,583,200	36,853,732
Kusuri No Aoki Holdings Co. Ltd.	359,300	23,782,906
Lasertec Corp.	1,110,800	36,304,319
Medikit Co. Ltd.	261,400	13,198,990
Mirait Holdings Corp. (b)	379,600	5,474,883
Miroku Jyoho Service Co., Ltd.	428,300	9,834,090
Misumi Group, Inc.	1,224,500	27,879,367
Mitsuboshi Belting Ltd.	322,300	6,145,670
Monex Group, Inc. (b)	2,321,893	8,100,246
Nabtesco Corp.	1,158,500	30,492,720
Nagaileben Co. Ltd.	1,531,400	30,677,207
Nakanishi, Inc.	56,200	965,861
ND Software Co. Ltd.	231,036	2,782,825
Nichias Corp.	193,700	3,350,294
Nihon Parkerizing Co. Ltd.	3,964,300	46,803,670
Nitto Kohki Co. Ltd.	152,000	2,937,434
NOF Corp.	135,000	4,443,195
NS Tool Co. Ltd.	295,700	6,786,780
OBIC Co. Ltd.	788,200	74,387,845
Okamoto Industries, Inc.	210,800	10,818,196
OSG Corp.	2,243,500	45,786,555
PALTAC Corp.	218,500	10,471,150
Paramount Bed Holdings Co. Ltd.	957,760	40,095,346
ProNexus, Inc.	1,232,300	11,200,156
S Foods, Inc.	177,100	6,381,616
San-Ai Oil Co. Ltd.	2,385,800	20,961,309
Sekisui Jushi Corp.	221,300	4,162,898
Shinko Plantech Co. Ltd.	138,200	1,462,884
Shinsei Bank Ltd.	582,331	7,869,555
SHO-BOND Holdings Co. Ltd.	693,600	48,967,491
Shoei Co. Ltd. (d)	936,200	32,273,867
SK Kaken Co. Ltd.	46,500	20,213,679
Software Service, Inc.	231,000	18,535,139
Techno Medica Co. Ltd.	283,000	5,263,787
The Monogatari Corp.	152,300	13,185,118
TKC Corp.	466,500	16,402,984
Tocalo Co. Ltd.	1,495,000	12,695,662
Toshiba Plant Systems & Services Corp.	225,700	4,235,307
Tsuruha Holdings, Inc.	48,270	4,449,216
USS Co. Ltd.	3,304,200	57,757,143
Welcia Holdings Co. Ltd.	608,585	23,019,235
Workman Co. Ltd.	304,800	22,106,220
Yamato Kogyo Co. Ltd.	336,500	8,745,756
Yuasa Trading Co. Ltd.	121,900	3,564,393

TOTAL JAPAN		1,103,563,486

Korea (South) - 0.8%
BGF Retail Co. Ltd.	122,508	20,263,272
Leeno Industrial, Inc.	157,283	7,069,344

TOTAL KOREA (SOUTH)		27,332,616

Luxembourg - 0.2%
B&M European Value Retail S.A.	1,340,231	5,698,940
Mexico - 0.2%
Consorcio ARA S.A.B. de CV	21,472,120	5,625,662
Genomma Lab Internacional SA de CV (a)	1,109,000	769,017

TOTAL MEXICO		6,394,679

Netherlands - 2.4%
Aalberts Industries NV	1,119,300	39,190,402
Arcadis NV	159,318	2,064,263
Intertrust NV (e)	333,560	5,425,275
PostNL NV	1,855,281	4,805,604
RHI Magnesita NV	21,691	1,213,104
RHI Magnesita NV	43,748	2,427,586
Takeaway.com Holding BV (a)(e)	272,578	17,284,400
Van Lanschot NV (Bearer)	295,630	6,936,751

TOTAL NETHERLANDS		79,347,385

New Zealand - 0.1%
EBOS Group Ltd.	156,813	2,350,961
Norway - 1.9%
ABG Sundal Collier ASA	4,033,578	2,089,974
Borregaard ASA	290,000	2,571,986
Kongsberg Gruppen ASA	2,395,661	33,347,435
Schibsted ASA (A Shares)	128,966	4,517,048
Skandiabanken ASA (e)	2,113,364	19,169,232

TOTAL NORWAY		61,695,675

Philippines - 0.6%
Jollibee Food Corp.	2,895,490	17,548,424
Pilipinas Shell Petroleum Corp.	3,503,850	3,225,639

TOTAL PHILIPPINES		20,774,063

Singapore - 0.1%
Boustead Singapore Ltd.	7,001,700	4,108,857
Hour Glass Ltd.	1,558,300	723,472

TOTAL SINGAPORE		4,832,329

South Africa - 0.9%
Clicks Group Ltd.	2,079,853	30,875,360
Spain - 2.0%
Baron de Ley SA (a)	9,415	1,174,629
Merlin Properties Socimi SA	1,322,300	17,723,139
Prosegur Cash SA (e)	1,120,441	2,622,624
Prosegur Compania de Seguridad SA (Reg.)	8,074,164	43,676,218

TOTAL SPAIN		65,196,610

Sweden - 4.5%
Addlife AB	769,349	18,620,791
Addlife AB rights 2/15/19 (a)	769,349	935,291
AddTech AB (B Shares)	1,465,310	28,858,106
Fagerhult AB (b)	2,246,805	18,275,691
Granges AB	215,000	2,061,287
Lagercrantz Group AB (B Shares)	2,151,041	23,463,697
Loomis AB (B Shares)	795,300	28,460,232
MIPS AB (a)	244,200	3,756,778
Saab AB (B Shares) (b)	776,250	26,791,943

TOTAL SWEDEN		151,223,816

Switzerland - 1.2%
EDAG Engineering Group AG	200,200	3,670,966
Tecan Group AG	132,963	26,821,236
Vontobel Holdings AG	46,000	2,588,064
VZ Holding AG	27,825	7,372,807

TOTAL SWITZERLAND		40,453,073

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,655,570	13,723,735
United Kingdom - 17.2%
Alliance Pharma PLC	17,667,266	14,830,327
Ascential PLC	7,487,786	37,319,724
Avon Rubber PLC	753,877	11,914,860
BCA Marketplace PLC	1,322,000	3,476,540
Cineworld Group PLC	5,609,300	19,202,182
Countrywide PLC (a)	15,992,822	1,929,809
Dechra Pharmaceuticals PLC	1,762,263	54,687,349
DP Poland PLC (a)(d)	8,170,100	1,537,732
Elementis PLC	13,226,783	31,625,857
GetBusy PLC (a)	2,405,905	1,136,011
Great Portland Estates PLC	3,833,088	36,786,058
H&T Group PLC	1,565,835	6,202,323
Hill & Smith Holdings PLC	303,841	4,399,637
Hilton Food Group PLC	1,028,638	12,520,220
Howden Joinery Group PLC	1,767,200	11,714,462
Informa PLC	2,407,738	21,360,639
InterContinental Hotel Group PLC ADR	201,634	11,636,298
ITE Group PLC	16,515,933	14,015,507
LivaNova PLC (a)	884	81,611
LSL Property Services PLC	2,046,928	6,711,877
Luxfer Holdings PLC sponsored	155,000	3,086,050
Majestic Wine PLC	705,510	2,530,824
Mears Group PLC	1,251,110	5,169,011
Metro Bank PLC (a)(b)	286,572	4,085,683
Mitie Group PLC	1,780,103	2,741,035
Polypipe Group PLC	479,314	2,485,754
Rightmove PLC	4,510,370	27,922,582
Shaftesbury PLC	3,009,755	34,817,785
Spectris PLC	2,264,461	77,251,443
Spirax-Sarco Engineering PLC	910,628	76,500,019
Topps Tiles PLC	9,714,845	8,409,714
Tullett Prebon PLC	1,811,753	7,485,330
Ultra Electronics Holdings PLC	1,077,927	18,153,308

TOTAL UNITED KINGDOM		573,727,561

United States of America - 1.8%
Autoliv, Inc.	92,700	7,402,095
Martin Marietta Materials, Inc.	64,580	11,409,994
Morningstar, Inc.	61,700	7,660,055
PriceSmart, Inc.	231,457	14,176,741
ResMed, Inc.	135,400	12,886,018
Veoneer, Inc. (a)(b)	194,700	5,804,007

TOTAL UNITED STATES OF AMERICA		59,338,910

TOTAL COMMON STOCKS
(Cost $2,352,284,381)		3,033,923,943

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.2%
Banco ABC Brasil SA	1,324,965	7,247,492
Germany - 0.7%
Sartorius AG (non-vtg.)	166,955	25,014,557
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $9,394,207)		32,262,049

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 2.43% (f)	275,177,493	275,232,528
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	41,587,645	41,591,804
TOTAL MONEY MARKET FUNDS
(Cost $316,823,372)		316,824,332
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,678,501,960)		3,383,010,324
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(44,236,119)
NET ASSETS - 100%		$3,338,774,205

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,600,976 or 2.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,540,658
Fidelity Securities Lending Cash Central Fund	264,031
Total	$1,804,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DP Poland PLC	$2,732,613	$85,376	$--	$--	$--	$(1,280,257)	$1,537,732
Ituran Location & Control Ltd.	42,223,022	1,771,839	--	222,277	--	(1,536,677)	42,458,184
Reckon Ltd.	3,045,276	--	--	--	--	(70,275)	2,975,001
Shoei Co. Ltd.	35,572,615	800,560	--	7,224	--	(4,099,308)	32,273,867
Total	$83,573,526	$2,657,775	$--	$229,501	$--	$(6,986,517)	$79,244,784

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$204,016,414	$190,292,679	$13,723,735	$--
Consumer Discretionary	330,938,841	330,938,841	--	--
Consumer Staples	275,863,260	275,863,260	--	--
Energy	63,652,662	63,652,662	--	--
Financials	256,940,060	248,064,792	8,875,268	--
Health Care	397,763,236	396,827,945	935,291	--
Industrials	726,821,576	723,276,580	3,544,996	--
Information Technology	449,925,475	449,925,475	--	--
Materials	216,920,601	216,920,534	--	67
Real Estate	142,921,754	142,921,754	--	--
Utilities	422,113	422,113	--	--
Money Market Funds	316,824,332	316,824,332	--	--
Total Investments in Securities:	$3,383,010,324	$3,355,930,967	$27,079,290	$67

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

January 31, 2019

TEK-QTLY-0319
1.931232.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.4%
		Shares	Value
Argentina - 0.3%
Central Puerto SA sponsored ADR		35,060	$368,130
Grupo Financiero Galicia SA sponsored ADR		20,140	735,311
Inversiones y Representaciones SA ADR (a)		17,580	271,435
YPF SA Class D sponsored ADR		13,680	223,668

TOTAL ARGENTINA			1,598,544

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)		454,743	161,971
Bermuda - 0.8%
AGTech Holdings Ltd. (a)		1,544,000	89,402
Cosan Ltd. Class A		35,400	390,462
Credicorp Ltd. (United States)		7,600	1,845,128
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	29,853
Marvell Technology Group Ltd.		18,500	342,805
Pacific Basin Shipping Ltd.		2,540,000	504,364
Shangri-La Asia Ltd.		1,326,000	1,731,514

TOTAL BERMUDA			4,933,528

Brazil - 3.0%
Azul SA sponsored ADR (a)		39,300	1,188,825
B2W Companhia Global do Varejo (a)		70,700	969,237
Banco do Brasil SA		253,640	3,606,539
BR Malls Participacoes SA		191,700	764,761
BTG Pactual Participations Ltd. unit		147,600	1,197,490
Companhia de Saneamento de Minas Gerais		78,536	1,283,596
Direcional Engenharia SA		344,000	867,734
Localiza Rent A Car SA		135,285	1,235,192
Natura Cosmeticos SA		258,500	3,361,662
Notre Dame Intermedica Participacoes SA		109,296	1,006,295
Petrobras Distribuidora SA		161,800	1,182,269
Suzano Papel e Celulose SA ADR		7,819	195,006
Vale SA sponsored ADR		212,868	2,648,078

TOTAL BRAZIL			19,506,684

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		43,100	1,063,708
Canada - 0.2%
Pan American Silver Corp.		75,400	1,124,214
Cayman Islands - 12.6%
Airtac International Group		83,000	979,260
Alibaba Group Holding Ltd. sponsored ADR (a)		98,000	16,512,020
Ant International Co. Ltd. Class C (b)(c)		288,435	1,618,120
China Biologic Products Holdings, Inc. (a)		12,229	992,873
China Literature Ltd. (a)(d)		664,839	3,286,061
China Resources Land Ltd.		396,890	1,548,572
China State Construction International Holdings Ltd.		268,000	255,505
ENN Energy Holdings Ltd.		82,194	787,226
Haitian International Holdings Ltd.		433,000	997,443
HUYA, Inc. ADR		71,210	1,493,986
JD.com, Inc. sponsored ADR (a)		276,100	6,861,085
Kingsoft Corp. Ltd.		2,083,000	3,990,325
LexinFintech Holdings Ltd. ADR (a)		25,500	249,390
Meituan Dianping Class B		288,500	1,975,450
Momo, Inc. ADR (a)		106,220	3,232,275
NetEase, Inc. ADR		17,200	4,333,196
PPDAI Group, Inc. ADR (a)		42,700	152,012
Shenzhou International Group Holdings Ltd.		298,800	3,518,476
Shimao Property Holdings Ltd.		93,700	266,825
Sunny Optical Technology Group Co. Ltd.		108,300	1,074,788
Tencent Holdings Ltd.		552,750	24,605,445
Tencent Music Entertainment Group ADR (a)		137	1,946
Uni-President China Holdings Ltd.		2,139,600	1,904,931
Weidai Ltd. ADR		11,800	115,168
Wise Talent Information Technology Co. Ltd. (a)		169,068	567,349
Xiaomi Corp. Class B (d)		186,400	236,199
Zai Lab Ltd. ADR (a)		22,400	604,576

TOTAL CAYMAN ISLANDS			82,160,502

Chile - 0.3%
Compania Cervecerias Unidas SA sponsored ADR		25,000	697,750
Vina Concha y Toro SA		567,835	1,176,712

TOTAL CHILE			1,874,462

China - 6.5%
BBMG Corp. (H Shares)		2,842,000	974,956
China Communications Construction Co. Ltd. (H Shares)		453,000	454,554
China International Travel Service Corp. Ltd. (A Shares)		39,782	323,561
China Life Insurance Co. Ltd. (H Shares)		1,409,834	3,500,923
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,038,060	1,525,700
China Oilfield Services Ltd. (H Shares)		1,240,000	1,228,773
China Pacific Insurance (Group) Co. Ltd. (H Shares)		462,306	1,627,976
China Petroleum & Chemical Corp. (H Shares)		3,466,000	2,898,252
Hangzhou Tigermed Consulting Co. Ltd. Class A		117,084	760,081
Industrial & Commercial Bank of China Ltd. (H Shares)		17,674,160	13,730,422
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		93,848	827,024
PICC Property & Casualty Co. Ltd. (H Shares)		1,381,870	1,431,012
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		452,440	4,404,757
Qingdao Haier Co. Ltd.		1,426,211	3,405,470
Shanghai International Airport Co. Ltd. (A Shares)		156,737	1,153,166
Sinopec Engineering Group Co. Ltd. (H Shares)		727,500	715,110
Sinopharm Group Co. Ltd. (H Shares)		295,086	1,318,762
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A		176,172	294,461
Tsingtao Brewery Co. Ltd. (H Shares)		230,000	1,012,101
Yunnan Baiyao Group Co. Ltd.		63,481	736,386

TOTAL CHINA			42,323,447

Egypt - 0.0%
Six of October Development & Investment Co. (a)		78,000	67,500
Greece - 0.3%
Titan Cement Co. SA (Reg.)		90,100	2,027,506
Hong Kong - 2.0%
AIA Group Ltd.		70,600	637,484
China Everbright International Ltd.		802,000	809,880
China Overseas Land and Investment Ltd.		870,240	3,282,660
China Resources Beer Holdings Co. Ltd.		564,666	1,984,660
China Resources Power Holdings Co. Ltd.		329,829	661,087
China Unicom Ltd.		820,300	939,636
China Unicom Ltd. sponsored ADR		30,320	349,590
CNOOC Ltd.		2,240,000	3,743,983
Far East Horizon Ltd.		779,780	806,077

TOTAL HONG KONG			13,215,057

India - 6.3%
Adani Ports & Special Economic Zone Ltd. (a)		279,503	1,333,902
Axis Bank Ltd. (a)		320,579	3,264,972
Bharat Petroleum Corp. Ltd.		1,700	8,276
Bharti Infratel Ltd.		70,890	291,962
Federal Bank Ltd.		947,406	1,146,874
ICICI Bank Ltd.		236,992	1,220,193
ICICI Bank Ltd. sponsored ADR		555,040	5,666,958
IndoStar Capital Finance Ltd. (d)		71,213	317,428
Indraprastha Gas Ltd. (a)		284,793	1,138,008
ITC Ltd.		814,213	3,197,301
JK Cement Ltd. (a)		81,374	812,823
Larsen & Toubro Ltd.		93,769	1,736,762
LIC Housing Finance Ltd.		443,890	2,807,779
Lupin Ltd. (a)		97,941	1,208,666
Manappuram General Finance & Leasing Ltd.		834,640	1,084,467
NTPC Ltd.		133,420	262,666
Oberoi Realty Ltd.		150,003	939,950
Petronet LNG Ltd.		246,906	792,110
Phoenix Mills Ltd.		97,992	832,573
Power Grid Corp. of India Ltd.		451,442	1,199,859
Reliance Industries Ltd.		334,713	5,788,375
Shree Cement Ltd.		5,600	1,240,168
Shriram Transport Finance Co. Ltd.		53,600	766,950
SREI Infrastructure Finance Ltd.		116,223	48,317
State Bank of India (a)		657,175	2,719,552
Tejas Networks Ltd. (a)(d)		27,456	62,043
Torrent Pharmaceuticals Ltd.		50,342	1,290,333

TOTAL INDIA			41,179,267

Indonesia - 1.1%
PT Bank Mandiri (Persero) Tbk		4,552,800	2,439,955
PT Bank Rakyat Indonesia Tbk		14,795,600	4,076,798
PT Media Nusantara Citra Tbk		7,293,700	441,093

TOTAL INDONESIA			6,957,846

Italy - 0.3%
Prada SpA		545,300	1,804,642
Japan - 0.2%
LINE Corp. (a)		15,200	547,317
SoftBank Corp.		11,742	924,844

TOTAL JAPAN			1,472,161

Korea (South) - 6.8%
AMOREPACIFIC Group, Inc.		28,349	1,745,644
BS Financial Group, Inc.		291,181	1,923,879
Cafe24 Corp. (a)		2,000	198,844
Daou Technology, Inc.		61,422	1,167,782
Hanon Systems		97,081	1,117,047
Hyundai Fire & Marine Insurance Co. Ltd.		25,235	847,269
Hyundai Mobis		30,565	6,182,074
Iljin Materials Co. Ltd.		13,781	502,341
Kakao Corp.		4,500	401,688
KB Financial Group, Inc.		78,028	3,353,317
Korea Electric Power Corp.		23,782	735,093
Korea Electric Power Corp. sponsored ADR		8,120	124,480
LG Chemical Ltd.		4,083	1,350,686
LG Corp.		25,312	1,767,970
LG Innotek Co. Ltd.		4,000	350,584
NAVER Corp.		5,726	700,031
NCSOFT Corp.		3,150	1,326,623
Netmarble Corp. (d)		3,850	370,315
POSCO		13,562	3,348,470
S-Oil Corp.		11,480	1,078,414
Samsung Electronics Co. Ltd.		95,508	3,962,222
Samsung Life Insurance Co. Ltd.		14,755	1,171,190
Samsung SDI Co. Ltd.		9,777	1,964,312
Shinhan Financial Group Co. Ltd.		73,163	2,830,365
SK Hynix, Inc.		75,352	5,005,720
ViroMed Co. Ltd. (a)		2,686	666,411

TOTAL KOREA (SOUTH)			44,192,771

Luxembourg - 0.4%
Samsonite International SA (d)		975,600	2,901,450
Malaysia - 0.3%
British American Tobacco (Malaysia) Bhd		108,600	1,016,004
IHH Healthcare Bhd		644,400	881,016

TOTAL MALAYSIA			1,897,020

Mexico - 1.5%
America Movil S.A.B. de CV Series L sponsored ADR		77,800	1,248,690
Fibra Uno Administracion SA de CV		765,100	1,049,888
Gruma S.A.B. de CV Series B		211,000	2,570,653
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		106,300	954,086
Grupo Financiero Banorte S.A.B. de CV Series O		92,729	514,799
Macquarie Mexican (REIT) (d)		1,041,370	1,143,085
Wal-Mart de Mexico SA de CV Series V		811,500	2,130,361

TOTAL MEXICO			9,611,562

Netherlands - 0.3%
NXP Semiconductors NV		3,900	339,417
Yandex NV Series A (a)		43,639	1,465,398

TOTAL NETHERLANDS			1,804,815

Nigeria - 0.3%
Guaranty Trust Bank PLC		3,782,583	349,523
Guaranty Trust Bank PLC GDR (Reg. S)		112,840	532,605
Transnational Corp. of Nigeria PLC		24,711,733	85,331
Zenith Bank PLC		16,881,636	1,049,273

TOTAL NIGERIA			2,016,732

Pakistan - 0.1%
Habib Bank Ltd.		342,900	369,399
Panama - 0.2%
Copa Holdings SA Class A		12,849	1,218,728
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR		206,500	3,231,725
Philippines - 0.5%
Metro Pacific Investments Corp.		4,020,700	374,772
Metropolitan Bank & Trust Co.		1,175,692	1,894,095
Robinsons Land Corp.		2,017,560	853,226

TOTAL PHILIPPINES			3,122,093

Poland - 0.1%
Dino Polska SA (a)(d)		23,000	619,735
Russia - 3.6%
Lukoil PJSC sponsored ADR		59,300	4,755,860
MMC Norilsk Nickel PJSC sponsored ADR		158,500	3,296,800
NOVATEK OAO GDR (Reg. S)		15,000	2,752,500
RusHydro PJSC		20	0
Sberbank of Russia		1,393,100	4,656,711
Sberbank of Russia sponsored ADR		435,284	5,908,980
Tatneft PAO		114,200	1,409,637
Unipro PJSC		19,575,700	823,814

TOTAL RUSSIA			23,604,302

Singapore - 0.2%
First Resources Ltd.		885,900	1,125,308
South Africa - 4.1%
AngloGold Ashanti Ltd.		121,000	1,705,745
Barclays Africa Group Ltd.		343,750	4,789,110
Bidvest Group Ltd.		83,756	1,279,349
FirstRand Ltd.		405,400	2,120,871
Impala Platinum Holdings Ltd. (a)		576,800	1,694,125
Imperial Holdings Ltd.		91,500	468,477
Mondi Ltd.		84,200	2,082,885
Motus Holdings Ltd. (a)		91,500	615,760
Mr Price Group Ltd.		96,800	1,627,473
Naspers Ltd. Class N		40,400	9,259,523
Pick 'n Pay Stores Ltd.		106,800	559,213
Sasol Ltd.		25,700	777,534

TOTAL SOUTH AFRICA			26,980,065

Taiwan - 5.1%
ASE Technology Holding Co. Ltd.		441,000	887,214
Chroma ATE, Inc.		102,000	410,350
Delta Electronics, Inc.		211,000	1,054,679
King's Town Bank		594,600	571,024
LandMark Optoelectronics Corp.		65,000	566,284
Largan Precision Co. Ltd.		10,403	1,323,177
Nanya Technology Corp.		506,000	1,027,987
PChome Online, Inc. (a)		16,000	71,571
Taiwan Semiconductor Manufacturing Co. Ltd.		3,019,000	22,402,509
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		52,342	1,969,106
Unified-President Enterprises Corp.		938,000	2,223,532
United Microelectronics Corp.		1,590,000	607,457

TOTAL TAIWAN			33,114,890

Thailand - 0.6%
PTT Global Chemical PCL (For. Reg.)		895,500	1,949,232
Siam Cement PCL (For. Reg.)		150,300	2,251,613

TOTAL THAILAND			4,200,845

Turkey - 0.5%
Aselsan A/S		265,600	1,321,150
Enerjisa Enerji A/S (d)		70,000	75,871
Tupras Turkiye Petrol Rafinerileri A/S		75,600	2,033,890

TOTAL TURKEY			3,430,911

United Arab Emirates - 0.6%
DP World Ltd.		60,159	1,070,830
Emaar Properties PJSC		1,450,264	1,701,710
National Bank of Abu Dhabi PJSC		290,880	1,167,274

TOTAL UNITED ARAB EMIRATES			3,939,814

United Kingdom - 0.0%
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 3/26/19 (a)(d)		173,511	290,014
United States of America - 0.5%
Activision Blizzard, Inc.		14,800	699,152
MercadoLibre, Inc.		5,300	1,929,200
NVIDIA Corp.		3,000	431,250
Yahoo!, Inc. (a)		6,300	431,613

TOTAL UNITED STATES OF AMERICA			3,491,215

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (a)		500,000	571,145
TOTAL COMMON STOCKS
(Cost $354,699,163)			393,205,578

Nonconvertible Preferred Stocks - 4.2%
Brazil - 3.1%
Ambev SA sponsored ADR		563,300	2,709,473
Banco do Estado Rio Grande do Sul SA		112,720	726,289
Companhia Paranaense de Energia-Copel:
(PN-B)		2,715	26,285
(PN-B) sponsored ADR		141,252	1,384,270
Itau Unibanco Holding SA sponsored ADR		817,186	8,694,859
Metalurgica Gerdau SA (PN)		768,270	1,569,317
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)		306,406	4,332,581
Telefonica Brasil SA		63,363	845,894

TOTAL BRAZIL			20,288,968

Korea (South) - 1.1%
Hyundai Motor Co. Series 2		47,217	3,569,618
Samsung Electronics Co. Ltd.		74,628	2,515,709
Samsung Fire & Marine Insurance Co. Ltd.		3,608	564,343

TOTAL KOREA (SOUTH)			6,649,670

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $21,403,068)			26,938,638
		Principal Amount(e)	Value

Nonconvertible Bonds - 6.1%
Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,430,000	1,587,300
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,625,000	2,887,500

TOTAL AZERBAIJAN			4,474,800

Bahrain - 0.2%
The Oil and Gas Holding Co. 7.5% 10/25/27 (d)		1,405,000	1,447,853
Georgia - 1.0%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		3,125,000	3,172,750
JSC Georgian Railway 7.75% 7/11/22 (d)		3,150,000	3,307,059

TOTAL GEORGIA			6,479,809

Mexico - 1.1%
Pemex Project Funding Master Trust 6.625% 6/15/35		3,975,000	3,597,375
Petroleos Mexicanos 6.5% 6/2/41		4,100,000	3,567,000

TOTAL MEXICO			7,164,375

Oman - 0.3%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (d)		2,000,000	1,851,000
South Africa - 0.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		1,350,000	1,322,735
6.75% 8/6/23 (d)		4,225,000	4,149,753

TOTAL SOUTH AFRICA			5,472,488

Tunisia - 0.1%
Banque Centrale de Tunisie 6.75% 10/31/23 (Reg. S)	EUR	775,000	867,260
Turkey - 0.1%
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (d)		605,000	571,338
United Kingdom - 1.3%
Biz Finance PLC 9.625% 4/27/22 (d)		8,700,000	8,678,250
Venezuela - 0.5%
Petroleos de Venezuela SA:
6% 5/16/24 (d)(f)		5,700,000	1,402,200
6% 11/15/26 (Reg. S) (f)		6,800,000	1,496,000

TOTAL VENEZUELA			2,898,200

TOTAL NONCONVERTIBLE BONDS
(Cost $41,590,087)			39,905,373

Government Obligations - 21.2%
Angola - 0.4%
Angola Republic 9.375% 5/8/48 (d)		2,175,000	2,292,929
Argentina - 3.1%
Argentine Republic:
5.875% 1/11/28		4,480,000	3,561,600
6.875% 4/22/21		4,575,000	4,369,125
6.875% 1/26/27		1,300,000	1,100,463
7.125% 7/6/36		2,750,000	2,171,125
7.5% 4/22/26		10,510,000	9,317,220

TOTAL ARGENTINA			20,519,533

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (d)		3,450,000	3,690,120
Ecuador - 0.5%
Ecuador Republic:
7.875% 1/23/28 (d)		950,000	842,365
7.95% 6/20/24 (d)		570,000	540,189
8.75% 6/2/23 (d)		750,000	743,025
8.875% 10/23/27 (d)		710,000	662,927
9.625% 6/2/27 (d)		200,000	194,740
9.65% 12/13/26 (d)		450,000	439,965

TOTAL ECUADOR			3,423,211

Egypt - 2.1%
Arab Republic of Egypt:
yield at date of purchase 19.4799% to 19.8297% 3/26/19 to 4/23/19	EGP	45,000,000	2,455,648
5.577% 2/21/23 (d)		1,145,000	1,110,279
5.625% 4/16/30(Reg. S)	EUR	550,000	569,725
6.125% 1/31/22 (d)		1,075,000	1,071,928
7.5% 1/31/27 (d)		2,300,000	2,277,000
7.903% 2/21/48 (d)		2,325,000	2,140,307
8.5% 1/31/47 (d)		4,375,000	4,206,221

TOTAL EGYPT			13,831,108

El Salvador - 1.8%
El Salvador Republic:
6.375% 1/18/27 (d)		1,550,000	1,478,313
7.375% 12/1/19		1,375,000	1,388,750
7.625% 2/1/41 (d)		1,850,000	1,827,023
7.65% 6/15/35 (Reg. S)		2,400,000	2,400,000
8.625% 2/28/29 (d)		4,010,000	4,320,775

TOTAL EL SALVADOR			11,414,861

Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (d)		1,815,000	1,825,600
Gabon - 0.4%
Gabonese Republic 6.375% 12/12/24 (d)		2,800,000	2,675,680
Ghana - 0.2%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		750,000	779,220
10.75% 10/14/30 (d)		625,000	734,688

TOTAL GHANA			1,513,908

Iraq - 0.9%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,400,000	5,105,646
6.752% 3/9/23 (d)		500,000	498,480

TOTAL IRAQ			5,604,126

Ivory Coast - 0.4%
Ivory Coast:
5.125% 6/15/25(Reg. S)	EUR	500,000	565,146
5.75% 12/31/32		2,488,750	2,292,189

TOTAL IVORY COAST			2,857,335

Jordan - 0.8%
Jordanian Kingdom:
6.125% 1/29/26 (d)		1,100,000	1,091,895
7.375% 10/10/47 (d)		4,010,000	3,805,650

TOTAL JORDAN			4,897,545

Lebanon - 3.4%
Lebanese Republic:
5.45% 11/28/19		7,050,000	6,894,618
6.1% 10/4/22		4,535,000	3,942,457
6.375% 3/9/20		8,875,000	8,509,528
6.65% 11/3/28(Reg. S)		1,500,000	1,229,430
8.25% 4/12/21 (Reg.S)		1,445,000	1,372,750

TOTAL LEBANON			21,948,783

Nigeria - 0.4%
Republic of Nigeria:
6.375% 7/12/23 (d)		350,000	353,805
7.625% 11/21/25 (d)		600,000	622,536
9.248% 1/21/49 (d)		1,760,000	1,864,720

TOTAL NIGERIA			2,841,061

Oman - 0.9%
Sultanate of Oman:
6.5% 3/8/47 (d)		1,455,000	1,219,988
6.75% 1/17/48 (d)		5,250,000	4,473,326

TOTAL OMAN			5,693,314

Qatar - 0.4%
State of Qatar 9.75% 6/15/30 (Reg. S)		1,530,000	2,348,764
Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (d)		2,875,000	2,902,284
Suriname - 0.2%
Republic of Suriname 9.25% 10/26/26 (d)		1,715,000	1,625,820
TAJIKISTAN - 0.2%
Tajikistan Republic 7.125% 9/14/27 (d)		1,775,000	1,602,630
Turkey - 1.8%
Turkish Republic:
5.125% 2/17/28		570,000	514,682
5.75% 5/11/47		2,325,000	1,985,969
6.875% 3/17/36		1,375,000	1,349,730
7.375% 2/5/25		825,000	862,061
8% 2/14/34		905,000	980,975
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (d)		6,275,000	6,139,799

TOTAL TURKEY			11,833,216

Ukraine - 1.1%
Ukraine Government:
7.375% 9/25/32 (d)		1,700,000	1,446,863
7.75% 9/1/20 (d)		1,875,000	1,856,156
7.75% 9/1/21 (d)		3,630,000	3,565,313

TOTAL UKRAINE			6,868,332

United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 2.31% to 2.41% 2/7/19 to 4/25/19 (g)		3,250,000	3,240,587
Venezuela - 0.3%
Venezuelan Republic 9.25% 9/15/27 (f)		6,200,000	2,068,940
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (d)		950,000	781,850
TOTAL GOVERNMENT OBLIGATIONS
(Cost $141,096,066)			138,301,537
		Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 2.43% (h)
(Cost $47,685,347)		47,676,453	47,685,988
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $606,473,731)			646,037,114
NET OTHER ASSETS (LIABILITIES) - 0.8%			5,517,045
NET ASSETS - 100%			$651,554,159

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	741	March 2019	$39,443,430	$2,870,178	$2,870,178

The notional amount of futures purchased as a percentage of Net Assets is 6.1%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,618,120 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,394,893 or 15.7% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,037,598.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$189,137
Fidelity Securities Lending Cash Central Fund	6
Total	$189,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$52,676,065	$25,658,823	$27,017,242	$--
Consumer Discretionary	61,107,339	45,818,175	15,289,164	--
Consumer Staples	28,035,040	20,909,816	7,125,224	--
Energy	31,436,781	23,565,773	7,871,008	--
Financials	106,068,673	64,568,443	41,500,230	--
Health Care	10,586,884	9,268,122	1,318,762	--
Industrials	19,444,553	14,728,437	4,716,116	--
Information Technology	53,686,277	19,446,611	34,239,666	--
Materials	32,280,883	25,485,798	6,795,085	--
Real Estate	14,340,305	7,624,128	5,098,057	1,618,120
Utilities	10,481,416	6,772,310	3,709,106	--
Corporate Bonds	39,905,373	--	39,905,373	--
Government Obligations	138,301,537	--	138,301,537	--
Money Market Funds	47,685,988	47,685,988	--	--
Total Investments in Securities:	$646,037,114	$311,532,424	$332,886,570	$1,618,120
Derivative Instruments:
Assets
Futures Contracts	$2,870,178	$2,870,178	$--	$--
Total Assets	$2,870,178	$2,870,178	$--	$--
Total Derivative Instruments:	$2,870,178	$2,870,178	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

January 31, 2019

EMD-QTLY-0319
1.931229.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Argentina - 0.7%
BBVA Banco Frances SA sponsored ADR (a)	48,200	$653,110
Central Puerto SA sponsored ADR	44,800	470,400
Inversiones y Representaciones SA ADR (b)	38,207	589,916
YPF SA Class D sponsored ADR	17,900	292,665

TOTAL ARGENTINA		2,006,091

Bangladesh - 0.3%
BRAC Bank Ltd.	978,600	914,688
Bermuda - 2.7%
AGTech Holdings Ltd. (b)	12,600,000	729,577
Alibaba Pictures Group Ltd. (b)	3,080,000	535,299
Cosan Ltd. Class A	93,600	1,032,408
Joy City Property Ltd.	5,573,000	633,493
Kunlun Energy Co. Ltd.	408,400	436,306
Pacific Basin Shipping Ltd.	6,082,000	1,207,692
Shangri-La Asia Ltd.	2,420,000	3,160,079

TOTAL BERMUDA		7,734,854

Brazil - 9.6%
Atacadao Distribuicao Comercio e Industria Ltda	208,800	1,144,415
Azul SA sponsored ADR (b)	80,400	2,432,100
B2W Companhia Global do Varejo (b)	261,400	3,583,571
Banco ABC Brasil SA rights 2/4/19 (b)	13,335	24,581
BR Malls Participacoes SA	335,500	1,338,431
BTG Pactual Participations Ltd. unit	137,500	1,115,548
Companhia de Saneamento de Minas Gerais	80,120	1,309,485
Construtora Tenda SA	66,500	674,445
Direcional Engenharia SA	511,900	1,291,259
Equatorial Energia SA	50,860	1,229,247
Localiza Rent A Car SA	333,585	3,045,728
LPS Brasil Consultoria de Imoveis SA (b)	306,500	505,903
Natura Cosmeticos SA	225,200	2,928,613
Notre Dame Intermedica Participacoes SA	300,517	2,766,879
QGEP Participacoes SA	515,100	1,701,841
Tegma Gestao Logistica SA	299,800	2,329,549

TOTAL BRAZIL		27,421,595

British Virgin Islands - 0.5%
Dolphin Capital Investors Ltd. (b)	8,361,857	641,594
Mail.Ru Group Ltd. GDR (Reg. S) (b)	28,800	710,784

TOTAL BRITISH VIRGIN ISLANDS		1,352,378

Canada - 0.5%
Pan American Silver Corp.	101,500	1,513,365
Cayman Islands - 9.9%
Airtac International Group	161,000	1,899,529
ASM Pacific Technology Ltd.	60,000	646,456
China Biologic Products Holdings, Inc. (a)(b)	29,522	2,396,891
China Literature Ltd. (b)(c)	152,000	751,282
China State Construction International Holdings Ltd.	188,000	179,235
China ZhengTong Auto Services Holdings Ltd.	978,000	519,363
ENN Energy Holdings Ltd.	46,700	447,277
Fu Shou Yuan International Group Ltd.	2,629,000	2,155,761
GDS Holdings Ltd. ADR (a)(b)	21,700	616,280
General Interface Solution Holding Ltd.	144,000	506,177
Haitian International Holdings Ltd.	1,003,000	2,310,473
HUYA, Inc. ADR	28,210	591,846
Kingdee International Software Group Co. Ltd.	965,000	932,685
Kingsoft Corp. Ltd.	1,665,760	3,191,034
LexinFintech Holdings Ltd. ADR (b)	25,300	247,434
Longfor Properties Co. Ltd.	326,000	1,015,833
Momo, Inc. ADR (b)	31,212	949,781
NetEase, Inc. ADR	2,700	680,211
Parade Technologies Ltd.	60,000	996,225
PPDAI Group, Inc. ADR (b)	43,280	154,077
Shimao Property Holdings Ltd.	163,500	465,592
Silergy Corp.	56,000	847,602
Sunny Optical Technology Group Co. Ltd.	66,300	657,973
TAL Education Group ADR (b)	12,570	390,047
Uni-President China Holdings Ltd.	2,104,000	1,873,236
Wise Talent Information Technology Co. Ltd. (b)	91,105	305,725
Yuzhou Properties Co.	1,569,600	779,000
YY, Inc. ADR (b)	7,000	486,010
Zai Lab Ltd. ADR (b)	45,700	1,233,443

TOTAL CAYMAN ISLANDS		28,226,478

Chile - 1.1%
Compania Cervecerias Unidas SA sponsored ADR	21,400	597,274
Empresas CMPC SA	548,627	1,982,687
Enersis SA	2,272,300	464,300

TOTAL CHILE		3,044,261

China - 7.0%
BBMG Corp. (H Shares)	1,661,000	569,810
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,287,200	1,712,207
China Machinery Engineering Co. (H Shares)	3,093,000	1,524,078
China Oilfield Services Ltd. (H Shares)	1,882,000	1,864,960
China Suntien Green Energy Corp. Ltd. (H Shares)	1,280,000	349,116
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	246,500	1,104,703
Hangzhou Tigermed Consulting Co. Ltd. Class A	272,343	1,767,986
Lens Technology Co. Ltd. Class A	460,529	400,681
Luxshare Precision Industry Co. Ltd. Class A	295,900	722,881
Qingdao Haier Co. Ltd.	935,396	2,233,515
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,467,886	1,229,888
Shanghai International Airport Co. Ltd. (A Shares)	283,241	2,083,898
Sinopec Engineering Group Co. Ltd. (H Shares)	2,457,500	2,415,646
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	578,108	966,274
Tsingtao Brewery Co. Ltd. (H Shares)	242,000	1,064,906

TOTAL CHINA		20,010,549

Colombia - 0.2%
Bancolombia SA sponsored ADR	10,300	459,380
Cyprus - 1.0%
Globaltrans Investment PLC GDR (Reg. S)	228,000	2,257,200
TCS Group Holding PLC unit	26,600	518,700

TOTAL CYPRUS		2,775,900

Egypt - 0.8%
Credit Agricole Egypt	235,880	570,355
Egyptian Kuwaiti Holding	944,400	1,199,388
Six of October Development & Investment Co. (b)	590,700	511,183

TOTAL EGYPT		2,280,926

Greece - 2.7%
Alpha Bank AE (b)	683,200	682,678
Fourlis Holdings SA	807,000	4,036,531
Titan Cement Co. SA (Reg.)	140,800	3,168,399

TOTAL GREECE		7,887,608

Hong Kong - 1.2%
China Everbright International Ltd.	501,000	505,922
China Resources Beer Holdings Co. Ltd.	492,000	1,729,257
Far East Horizon Ltd.	891,584	921,651
Sun Art Retail Group Ltd.	431,000	428,379

TOTAL HONG KONG		3,585,209

India - 9.3%
Adani Ports & Special Economic Zone Ltd. (b)	460,892	2,199,564
Bharat Petroleum Corp. Ltd.	82,900	403,577
CESC Ltd. GDR	57,246	559,794
Deccan Cements Ltd. (b)	224,146	1,215,493
Federal Bank Ltd.	1,176,981	1,424,784
Info Edge India Ltd.	16,200	398,916
JK Cement Ltd. (b)	119,271	1,191,365
LIC Housing Finance Ltd.	393,764	2,490,713
Lupin Ltd. (b)	158,037	1,950,296
Manappuram General Finance & Leasing Ltd.	1,173,188	1,524,351
Natco Pharma Ltd.	139,550	1,361,674
Oberoi Realty Ltd.	299,038	1,873,834
Phoenix Mills Ltd.	64,806	550,614
Piramal Enterprises Ltd.	60,288	1,726,781
Power Grid Corp. of India Ltd.	459,468	1,221,190
RP-SG Retail Ltd. (b)	34,347	84,319
Shriram Transport Finance Co. Ltd.	64,900	928,639
Solar Industries India Ltd.	88,245	1,253,848
The Ramco Cements Ltd. (b)	235,411	1,992,832
Torrent Pharmaceuticals Ltd.	73,211	1,876,496
Zee Entertainment Enterprises Ltd.	102,500	549,190

TOTAL INDIA		26,778,270

Indonesia - 1.3%
PT ACE Hardware Indonesia Tbk	16,361,700	1,990,688
PT Bank Negara Indonesia (Persero) Tbk	1,308,600	849,923
PT Media Nusantara Citra Tbk	3,285,680	198,705
PT Pakuwon Jati Tbk	15,245,900	709,239

TOTAL INDONESIA		3,748,555

Italy - 0.5%
Prada SpA	426,000	1,409,825
Japan - 0.1%
Iriso Electronics Co. Ltd.	7,540	307,692
Kenya - 0.2%
Equity Group Holdings Ltd.	1,219,100	494,655
Korea (South) - 8.2%
AMOREPACIFIC Group, Inc.	26,324	1,620,951
BS Financial Group, Inc.	150,028	991,259
Cafe24 Corp. (b)	4,790	476,231
Daou Technology, Inc.	38,659	735,002
Hanon Systems	276,100	3,176,901
HDC Hyundai Development Co. (b)	16,946	750,241
Hyundai Fire & Marine Insurance Co. Ltd.	26,242	881,079
Hyundai Wia Corp.	34,018	1,334,813
Iljin Materials Co. Ltd.	30,315	1,105,034
Kakao Corp.	14,390	1,284,510
Korean Reinsurance Co.	74,866	603,677
LG Corp.	25,920	1,810,437
LG Innotek Co. Ltd.	10,851	951,046
Meerecompany, Inc.	5,865	295,246
NCSOFT Corp.	1,557	655,731
Netmarble Corp. (c)	1,660	159,668
Pearl Abyss Corp. (b)	2,800	486,538
Samsung Electro-Mechanics Co. Ltd.	6,995	679,108
Samsung SDI Co. Ltd.	6,945	1,395,330
ViroMed Co. Ltd. (b)	9,395	2,330,951
Yuhan Corp.	7,675	1,642,036

TOTAL KOREA (SOUTH)		23,365,789

Kuwait - 0.2%
National Bank of Kuwait	194,300	556,792
Luxembourg - 1.0%
Samsonite International SA (c)	980,100	2,914,834
Malaysia - 0.9%
British American Tobacco (Malaysia) Bhd	204,800	1,916,000
Matrix Concepts Holdings Bhd	1,418,900	678,966

TOTAL MALAYSIA		2,594,966

Mexico - 2.2%
Credito Real S.A.B. de CV	520,000	535,983
Fibra Uno Administracion SA de CV	1,148,860	1,576,493
Gruma S.A.B. de CV Series B	192,100	2,340,391
Grupo Comercial Chedraui S.A.B. de CV	596,700	1,156,126
Macquarie Mexican (REIT) (c)	672,100	737,747

TOTAL MEXICO		6,346,740

Netherlands - 0.5%
VEON Ltd. sponsored ADR	199,200	503,976
Yandex NV Series A (b)	24,400	819,352

TOTAL NETHERLANDS		1,323,328

Panama - 0.8%
Copa Holdings SA Class A	23,100	2,191,035
Peru - 1.1%
Compania de Minas Buenaventura SA sponsored ADR	199,200	3,117,480
Philippines - 1.5%
Metro Pacific Investments Corp.	12,536,300	1,168,516
Metropolitan Bank & Trust Co.	484,828	781,081
Philippine Seven Corp.	557,400	1,299,959
Robinsons Land Corp.	2,618,708	1,107,451

TOTAL PHILIPPINES		4,357,007

Poland - 1.0%
CD Projekt RED SA (b)	19,200	980,013
Dino Polska SA (b)(c)	66,700	1,797,230

TOTAL POLAND		2,777,243

Russia - 1.2%
Bank St. Petersburg PJSC (b)	1,478,500	1,107,348
LSR Group OJSC	80,064	803,457
Moscow Exchange MICEX-RTS OAO	960,800	1,364,257
RusHydro PJSC	30,588,000	240,044

TOTAL RUSSIA		3,515,106

Saudi Arabia - 0.6%
Samba Financial Group	178,800	1,730,530
Singapore - 0.8%
First Resources Ltd.	1,438,500	1,827,243
Yoma Strategic Holdings Ltd.	2,026,600	511,844

TOTAL SINGAPORE		2,339,087

South Africa - 8.1%
AngloGold Ashanti Ltd.	122,700	1,729,710
Barclays Africa Group Ltd.	111,456	1,552,800
Bidvest Group Ltd.	172,600	2,636,416
Cashbuild Ltd.	68,100	1,427,334
Impala Platinum Holdings Ltd. (b)	891,900	2,619,608
Imperial Holdings Ltd.	181,900	931,323
Mondi Ltd.	45,800	1,132,971
Motus Holdings Ltd. (b)	444,000	2,987,951
Mr Price Group Ltd.	106,300	1,787,194
Nampak Ltd. (b)	1,232,738	1,299,307
Old Mutual Ltd.	606,300	1,069,182
Pick 'n Pay Stores Ltd.	437,700	2,291,830
Reunert Ltd.	305,400	1,623,274

TOTAL SOUTH AFRICA		23,088,900

Sri Lanka - 0.2%
Hatton National Bank PLC	525,633	604,023
Taiwan - 7.2%
Advantech Co. Ltd.	77,693	586,070
Chipbond Technology Corp.	416,000	924,699
Chroma ATE, Inc.	249,000	1,001,737
Cleanaway Co. Ltd.	303,000	1,679,956
CTCI Corp.	1,291,000	1,983,917
Delta Electronics, Inc.	152,000	759,769
E Ink Holdings, Inc.	624,000	668,735
Global Unichip Corp.	74,000	500,041
Inventec Corp.	1,778,000	1,388,691
LandMark Optoelectronics Corp.	94,000	818,934
Largan Precision Co. Ltd.	9,080	1,154,902
Nan Liu Enterprise Co. Ltd.	335,000	1,741,939
Nanya Technology Corp.	650,920	1,322,405
PChome Online, Inc. (b)	12,000	53,678
Sino-American Silicon Products, Inc.	350,000	770,286
Taiwan Fertilizer Co. Ltd.	1,431,000	2,034,484
United Microelectronics Corp.	1,893,000	723,217
Vanguard International Semiconductor Corp.	481,000	1,067,875
Win Semiconductors Corp.	196,000	999,988
Wiwynn Corp.	35,027	374,980

TOTAL TAIWAN		20,556,303

Thailand - 3.1%
Bangkok Bank PCL (For. Reg.)	108,800	769,680
PTT Global Chemical PCL (For. Reg.)	371,000	807,554
Siam Cement PCL (For. Reg.)	194,700	2,916,761
Siam Commercial Bank PCL (For. Reg.)	117,700	501,092
Siam Global House PCL	4,276,700	2,559,996
Star Petroleum Refining PCL	3,822,200	1,333,610

TOTAL THAILAND		8,888,693

Turkey - 2.7%
Aksa Akrilik Kimya Sanayii	732,200	1,228,683
Aselsan A/S	459,500	2,285,649
Celebi Hava Servisi A/S	25,180	304,110
Enerjisa Enerji A/S (c)	439,000	475,821
Mavi Jeans Class B (c)	197,000	1,572,446
Tupras Turkiye Petrol Rafinerileri A/S	71,728	1,929,721

TOTAL TURKEY		7,796,430

United Arab Emirates - 1.3%
Aldar Properties PJSC	2,385,710	1,032,705
DP World Ltd.	97,300	1,731,940
Emaar Properties PJSC	798,467	936,905

TOTAL UNITED ARAB EMIRATES		3,701,550

United Kingdom - 0.9%
Bank of Georgia Group PLC	27,240	547,424
Contemporary Amperex Technology Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 6/24/19 (b)(c)	32,600	370,331
Georgia Capital PLC (b)	52,700	750,381
TBC Bank Group PLC	25,853	488,287
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 3/26/19 (b)(c)	285,190	476,679

TOTAL UNITED KINGDOM		2,633,102

United States of America - 0.2%
Activision Blizzard, Inc.	1,700	80,308
MercadoLibre, Inc.	1,670	607,880

TOTAL UNITED STATES OF AMERICA		688,188

Vietnam - 0.1%
FTP Corp.	177,196	329,965
TOTAL COMMON STOCKS
(Cost $265,279,752)		267,369,370

Nonconvertible Preferred Stocks - 3.3%
Brazil - 1.9%
Banco ABC Brasil SA	364,006	1,991,094
Banco do Estado Rio Grande do Sul SA	105,100	677,191
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (a)	151,760	1,487,248
Metalurgica Gerdau SA (PN)	666,300	1,361,026

TOTAL BRAZIL		5,516,559

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	29,666	2,242,757
Samsung Fire & Marine Insurance Co. Ltd.	2,758	431,391

TOTAL KOREA (SOUTH)		2,674,148

Russia - 0.5%
Sberbank of Russia	469,100	1,335,539
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,392,164)		9,526,246
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.31% to 2.36% 2/7/19 to 5/2/19(d)
(Cost $119,844)	120,000	119,845
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 2.43% (e)	8,227,992	8,229,638
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	4,362,578	4,363,015
TOTAL MONEY MARKET FUNDS
(Cost $12,592,006)		12,592,653
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $286,383,766)		289,608,114
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(3,407,597)
NET ASSETS - 100%		$286,200,517

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	32	March 2019	$1,703,360	$125,889	$125,889

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,256,038 or 3.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,845.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,771
Fidelity Securities Lending Cash Central Fund	2,680
Total	$66,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,832,786	$8,297,487	$535,299	$--
Consumer Discretionary	46,319,310	33,612,549	12,706,761	--
Consumer Staples	24,100,129	19,004,351	5,095,778	--
Energy	9,344,204	6,693,822	2,650,382	--
Financials	37,811,553	36,018,311	1,793,242	--
Health Care	21,249,595	20,019,707	1,229,888	--
Industrials	43,041,793	29,335,345	13,706,448	--
Information Technology	29,672,333	7,796,550	21,875,783	--
Materials	29,906,700	24,682,798	5,223,902	--
Real Estate	17,000,200	14,106,282	2,893,918	--
Utilities	9,617,013	7,457,529	2,159,484	--
Government Obligations	119,845	--	119,845	--
Money Market Funds	12,592,653	12,592,653	--	--
Total Investments in Securities:	$289,608,114	$219,617,384	$69,990,730	$--
Derivative Instruments:
Assets
Futures Contracts	$125,889	$125,889	$--	$--
Total Assets	$125,889	$125,889	$--	$--
Total Derivative Instruments:	$125,889	$125,889	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

January 31, 2019

GED-QTLY-0319
1.938168.106

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
		Shares	Value
Bailiwick of Jersey - 0.8%
Ferguson PLC		4,124	$275,536
WPP PLC		19,122	218,823

TOTAL BAILIWICK OF JERSEY			494,359

Belgium - 0.8%
KBC Groep NV		7,745	525,513
Bermuda - 0.9%
Hiscox Ltd.		12,200	226,902
IHS Markit Ltd. (a)		7,400	384,208

TOTAL BERMUDA			611,110

Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		8,300	450,895
Constellation Software, Inc.		1,262	941,849
Fairfax Financial Holdings Ltd. (sub. vtg.)		343	162,252
Imperial Oil Ltd.		13,348	378,716
Suncor Energy, Inc.		27,121	874,758

TOTAL CANADA			2,808,470

Cayman Islands - 0.7%
Best Pacific International Holdings Ltd.		138,000	33,287
SITC International Holdings Co. Ltd.		435,000	399,397
Value Partners Group Ltd.		53,000	39,388

TOTAL CAYMAN ISLANDS			472,072

China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)		1,400	144,078
Shanghai International Airport Co. Ltd. (A Shares)		13,168	96,881
Zhengzhou Yutong Bus Co. Ltd.		11,600	20,029

TOTAL CHINA			260,988

France - 2.6%
Amundi SA (b)		3,140	180,421
Bouygues SA		2,042	72,268
Compagnie de St. Gobain		7,954	274,477
Edenred SA		2,060	83,563
Sanofi SA		6,807	591,650
VINCI SA		5,386	473,917

TOTAL FRANCE			1,676,296

Germany - 2.3%
Deutsche Post AG		10,279	303,602
Hannover Reuck SE		2,000	288,210
Linde PLC		2,186	354,547
SAP SE		5,369	555,183

TOTAL GERMANY			1,501,542

Hong Kong - 0.9%
AIA Group Ltd.		28,200	254,632
Techtronic Industries Co. Ltd.		63,500	370,684

TOTAL HONG KONG			625,316

India - 1.0%
HDFC Asset Management Co. Ltd. (a)(b)		3,700	71,049
HDFC Bank Ltd. sponsored ADR		1,800	176,796
Housing Development Finance Corp. Ltd.		5,600	151,707
Reliance Industries Ltd.		15,400	266,321

TOTAL INDIA			665,873

Ireland - 1.1%
Accenture PLC Class A		4,512	692,818
Israel - 0.2%
Ituran Location & Control Ltd.		3,165	104,287
Japan - 7.4%
A/S One Corp.		1,500	105,072
Aucnet, Inc.		7,100	56,969
Broadleaf Co. Ltd.		19,900	101,578
Daiichikosho Co. Ltd.		22,300	1,052,302
Hoya Corp.		19,600	1,133,264
Inaba Denki Sangyo Co. Ltd.		7,500	292,288
Japan Meat Co. Ltd.		18,600	287,901
Minebea Mitsumi, Inc.		21,500	351,737
Mitani Shoji Co. Ltd.		4,000	199,403
Nippon Telegraph & Telephone Corp.		8,400	361,101
Nitori Holdings Co. Ltd.		900	116,998
Ryohin Keikaku Co. Ltd.		200	47,188
Sony Corp.		8,400	420,898
Tsuruha Holdings, Inc.		3,200	294,955

TOTAL JAPAN			4,821,654

Kenya - 0.5%
Safaricom Ltd.		1,452,500	343,672
Liberia - 0.2%
Royal Caribbean Cruises Ltd.		1,225	147,061
Luxembourg - 0.5%
B&M European Value Retail S.A.		78,956	335,737
Multi-National - 0.8%
HKT Trust/HKT Ltd. unit		351,600	518,527
Netherlands - 2.4%
LyondellBasell Industries NV Class A		5,737	498,947
NXP Semiconductors NV		3,344	291,028
Unilever NV (Certificaten Van Aandelen) (Bearer)		15,234	815,784

TOTAL NETHERLANDS			1,605,759

Norway - 0.7%
Equinor ASA		20,663	472,356
Spain - 1.0%
Amadeus IT Holding SA Class A		2,300	167,116
CaixaBank SA		50,000	189,100
Prosegur Cash SA (b)		119,600	279,949

TOTAL SPAIN			636,165

Sweden - 0.7%
AddTech AB (B Shares)		5,300	104,379
HEXPOL AB (B Shares)		9,300	82,276
Loomis AB (B Shares)		5,700	203,978
Radisson Hospitality AB (a)		18,400	86,221

TOTAL SWEDEN			476,854

Switzerland - 4.1%
Banque Cantonale Vaudoise		440	348,655
Chubb Ltd.		3,369	448,245
Nestle SA (Reg. S)		13,045	1,137,314
Roche Holding AG (participation certificate)		2,900	771,504

TOTAL SWITZERLAND			2,705,718

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.		105,000	779,153
United Kingdom - 11.0%
AstraZeneca PLC sponsored ADR		18,567	679,181
BP PLC		76,268	520,998
British American Tobacco PLC (United Kingdom)		17,108	603,058
Bunzl PLC		15,800	497,359
Cineworld Group PLC		51,596	176,627
Compass Group PLC		14,504	310,177
Cranswick PLC		4,400	166,437
GlaxoSmithKline PLC		26,884	522,210
Hastings Group Holdings PLC (b)		71,432	196,562
Hilton Food Group PLC		58,600	713,259
Imperial Tobacco Group PLC		11,756	389,334
Micro Focus International PLC		43,024	820,257
Moneysupermarket.com Group PLC		86,308	343,001
Nielsen Holdings PLC		7,400	190,032
Reckitt Benckiser Group PLC		5,400	415,501
Rolls-Royce Holdings PLC		11,577	134,565
St. James's Place Capital PLC		23,878	293,766
Standard Life PLC		69,250	228,569

TOTAL UNITED KINGDOM			7,200,893

United States of America - 48.8%
Altria Group, Inc.		9,771	482,199
Ameren Corp.		4,843	335,814
American Tower Corp.		8,518	1,472,251
AMETEK, Inc.		10,886	793,589
Amgen, Inc.		6,435	1,204,053
Apple, Inc.		11,327	1,885,266
Bank of America Corp.		47,713	1,358,389
Becton, Dickinson & Co.		3,209	800,517
Bristol-Myers Squibb Co.		7,750	382,618
Capital One Financial Corp.		8,848	713,060
Charter Communications, Inc. Class A (a)		919	304,235
Chevron Corp.		10,759	1,233,519
Citigroup, Inc.		15,263	983,853
Comcast Corp. Class A		14,226	520,245
ConocoPhillips Co.		16,039	1,085,680
Danaher Corp.		4,900	543,508
Delek U.S. Holdings, Inc.		4,000	130,040
Diamond Hill Investment Group, Inc.		1,000	155,000
DowDuPont, Inc.		10,345	556,664
Eli Lilly & Co.		3,267	391,583
Exxon Mobil Corp.		8,543	626,031
Fortive Corp.		3,930	294,711
General Dynamics Corp.		1,470	251,620
General Electric Co.		27,632	280,741
Interpublic Group of Companies, Inc.		10,012	227,773
Johnson & Johnson		7,387	983,062
JPMorgan Chase & Co.		11,405	1,180,418
Lowe's Companies, Inc.		5,998	576,768
MetLife, Inc.		5,400	246,618
Microsoft Corp.		20,087	2,097,691
MSCI, Inc.		1,719	292,694
Northrop Grumman Corp.		900	247,995
NRG Energy, Inc.		5,200	212,732
PepsiCo, Inc.		6,533	736,073
Philip Morris International, Inc.		3,900	299,208
Phillips 66 Co.		3,500	333,935
Qualcomm, Inc.		3,267	161,782
S&P Global, Inc.		1,670	320,056
SunTrust Banks, Inc.		12,054	716,249
The Coca-Cola Co.		15,941	767,240
The J.M. Smucker Co.		3,275	343,482
The Travelers Companies, Inc.		1,900	238,526
The Walt Disney Co.		3,675	409,836
U.S. Bancorp		17,091	874,376
United Technologies Corp.		3,830	452,208
UnitedHealth Group, Inc.		3,597	971,909
Valero Energy Corp.		4,610	404,850
Verizon Communications, Inc.		18,297	1,007,433
Wells Fargo & Co.		22,025	1,077,243

TOTAL UNITED STATES OF AMERICA			31,965,343

TOTAL COMMON STOCKS
(Cost $51,901,101)			62,447,536

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.6%
Itau Unibanco Holding SA		38,250	406,705
Spain - 0.5%
Grifols SA Class B		18,900	353,742
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $655,304)			760,447
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40 (Cost $2,060)(d)(e)	CAD	2,400	2,228
		Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.43% (f)
(Cost $2,336,117)		2,335,653	2,336,121
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,894,582)			65,546,332
NET OTHER ASSETS (LIABILITIES) - 0.0%			(10,111)
NET ASSETS - 100%			$65,536,221

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $727,981 or 1.1% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,900
Fidelity Securities Lending Cash Central Fund	31
Total	$17,931

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,140,574	$4,042,123	$1,098,451	$--
Consumer Discretionary	2,844,989	2,020,120	824,869	--
Consumer Staples	8,046,718	5,075,061	2,971,657	--
Energy	6,327,204	5,806,206	520,998	--
Financials	12,624,903	12,141,783	483,120	--
Health Care	9,433,873	7,194,767	2,239,106	--
Industrials	6,678,483	5,092,525	1,585,958	--
Information Technology	8,598,008	6,443,415	2,154,593	--
Materials	1,492,434	1,492,434	--	--
Real Estate	1,472,251	1,472,251	--	--
Utilities	548,546	548,546	--	--
Corporate Bonds	2,228	--	2,228	--
Money Market Funds	2,336,121	2,336,121	--	--
Total Investments in Securities:	$65,546,332	$53,665,352	$11,880,980	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Fund

January 31, 2019

ZNL-QTLY-0319
1.9881585.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 2.4%
Beacon Lighting Group Ltd.	4,875	$4,217
Commonwealth Bank of Australia	3,916	199,002
CSL Ltd.	2,874	408,666
DuluxGroup Ltd.	3,224	16,053
Imdex Ltd. (a)	5,728	4,955
Insurance Australia Group Ltd.	15,124	77,945
Macquarie Group Ltd.	1,178	99,740

TOTAL AUSTRALIA		810,578

Austria - 0.6%
Andritz AG	2,779	137,158
Erste Group Bank AG	2,273	79,091

TOTAL AUSTRIA		216,249

Bailiwick of Jersey - 0.9%
Experian PLC	3,907	98,095
Glencore Xstrata PLC	37,208	151,018
Integrated Diagnostics Holdings PLC (b)	2,590	10,399
WPP PLC	3,056	34,971

TOTAL BAILIWICK OF JERSEY		294,483

Belgium - 1.0%
Barco NV	84	10,268
KBC Ancora	733	32,721
KBC Groep NV	3,239	219,772
Umicore SA	1,885	79,693

TOTAL BELGIUM		342,454

Bermuda - 0.4%
Credicorp Ltd. (United States)	494	119,933
Vostok New Ventures Ltd. (depositary receipt)	1,225	10,154

TOTAL BERMUDA		130,087

Brazil - 2.3%
BM&F BOVESPA SA	13,900	119,937
Equatorial Energia SA	2,700	65,257
Itau Unibanco Holding SA	1,650	14,870
Localiza Rent A Car SA	8,400	76,694
Lojas Renner SA	7,000	87,327
Notre Dame Intermedica Participacoes SA	8,500	78,260
Rumo SA (a)	16,300	87,819
Suzano Papel e Celulose SA	7,600	95,854
Vale SA sponsored ADR	12,655	157,428

TOTAL BRAZIL		783,446

Canada - 5.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,301	233,651
Canadian National Railway Co.	3,103	258,947
Canadian Pacific Railway Ltd.	971	199,018
CCL Industries, Inc. Class B	3,307	139,433
Constellation Software, Inc.	257	191,803
Franco-Nevada Corp.	2,280	176,872
McCoy Global, Inc. (a)	50	39
New Look Vision Group, Inc.	397	9,001
Nutrien Ltd.	4,462	231,157
Pason Systems, Inc.	5,667	89,149
PrairieSky Royalty Ltd.	4,649	67,155
ShawCor Ltd. Class A	350	5,399
Suncor Energy, Inc.	3,631	117,114

TOTAL CANADA		1,718,738

Cayman Islands - 4.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	3,599	606,398
Huazhu Group Ltd. ADR	2,866	90,996
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,543	118,873
Shenzhou International Group Holdings Ltd.	8,700	102,446
TAL Education Group ADR (a)	3,281	101,809
Tencent Holdings Ltd.	12,800	569,787

TOTAL CAYMAN ISLANDS		1,590,309

Chile - 0.5%
Banco Santander Chile sponsored ADR	2,634	85,184
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	2,007	85,619

TOTAL CHILE		170,803

China - 2.1%
China International Travel Service Corp. Ltd. (A Shares)	6,000	48,800
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	5,812	81,965
Kweichow Moutai Co. Ltd. (A Shares)	900	92,622
Midea Group Co. Ltd. Class A	14,500	94,195
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	243,389
Shenzhen Inovance Technology Co. Ltd. Class A	22,500	72,898
Wuliangye Yibin Co. Ltd. Class A	11,000	98,988

TOTAL CHINA		732,857

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	49	65,532
Jyske Bank A/S (Reg.)	1,729	64,814
Netcompany Group A/S (b)	300	10,119
SimCorp A/S	182	14,357
Spar Nord Bank A/S	2,322	19,616

TOTAL DENMARK		174,438

Finland - 0.9%
Nokia Corp.	12,300	77,707
Nordea Bank ABP	9,457	85,881
Sampo Oyj (A Shares)	2,361	108,170
Tikkurila Oyj	1,927	29,026

TOTAL FINLAND		300,784

France - 6.2%
Atos Origin SA	518	47,266
AXA SA	7,279	168,801
Bouygues SA	1,463	51,777
Capgemini SA	727	80,283
Dassault Systemes SA	630	78,996
Edenred SA	2,368	96,057
Elis SA	3,090	49,975
Hermes International SCA	136	81,631
Kering SA	169	84,629
Laurent-Perrier Group SA	89	9,596
Legrand SA	1,216	72,041
LVMH Moet Hennessy - Louis Vuitton SA	218	69,934
Natixis SA	13,659	69,916
Safran SA	1,499	196,953
Sanofi SA	2,591	225,204
Societe Generale Series A	2,182	68,034
SR Teleperformance SA	431	74,146
Total SA	5,746	315,002
Vetoquinol SA	205	12,108
VINCI SA	1,987	174,837
Virbac SA (a)	47	6,617
Vivendi SA	3,570	91,031

TOTAL FRANCE		2,124,834

Germany - 5.6%
Bayer AG	2,530	191,764
Brenntag AG	743	35,179
CompuGroup Medical AG	777	38,616
Continental AG	460	72,697
CTS Eventim AG	494	20,966
Deutsche Borse AG	782	104,122
Deutsche Telekom AG	4,476	72,784
Hannover Reuck SE	834	120,184
HeidelbergCement Finance AG	974	67,447
Linde PLC	1,934	313,675
MTU Aero Engines Holdings AG	534	115,031
Nexus AG	419	12,709
SAP SE	4,300	444,643
Vonovia SE	4,550	228,159
WashTec AG	195	13,816
Wirecard AG	441	73,040

TOTAL GERMANY		1,924,832

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	300	7,469
Hong Kong - 1.2%
AIA Group Ltd.	47,400	427,999
India - 3.7%
Asian Paints Ltd.	3,316	66,012
Dabur India Ltd.	12,200	76,276
Godrej Consumer Products Ltd.	6,463	64,603
HDFC Bank Ltd.	2,220	65,117
Housing Development Finance Corp. Ltd.	9,937	269,199
IndusInd Bank Ltd.	2,833	60,107
Infosys Ltd. sponsored ADR	13,700	147,960
Jyothy Laboratories Ltd.	1,852	4,801
Kotak Mahindra Bank Ltd.	3,652	64,628
Maruti Suzuki India Ltd.	788	73,749
Reliance Industries Ltd.	9,805	169,563
Tata Consultancy Services Ltd.	4,800	136,241
Titan Co. Ltd.	4,788	67,191

TOTAL INDIA		1,265,447

Indonesia - 0.8%
PT Bank Central Asia Tbk	58,900	118,770
PT Bank Rakyat Indonesia Tbk	533,900	147,111

TOTAL INDONESIA		265,881

Ireland - 1.3%
Accenture PLC Class A	509	78,157
CRH PLC	2,927	84,253
CRH PLC sponsored ADR	6,252	180,308
FBD Holdings PLC	500	4,750
James Hardie Industries PLC CDI	7,666	85,425

TOTAL IRELAND		432,893

Israel - 0.2%
Azrieli Group	94	5,001
Ituran Location & Control Ltd.	1,158	38,156
Strauss Group Ltd.	897	21,778

TOTAL ISRAEL		64,935

Italy - 1.4%
Assicurazioni Generali SpA	4,296	75,209
Enel SpA	26,900	162,582
Interpump Group SpA	3,267	105,152
Intesa Sanpaolo SpA	39,970	91,456
Mediobanca SpA	5,680	49,500

TOTAL ITALY		483,899

Japan - 14.5%
Ai Holdings Corp.	400	6,941
Aoki Super Co. Ltd.	400	9,915
Artnature, Inc.	900	5,090
Aucnet, Inc.	500	4,012
Azbil Corp.	4,600	96,540
Broadleaf Co. Ltd.	1,100	5,615
Central Automotive Products Ltd.	100	1,421
Century21 Real Estate Japan Ltd.	100	1,091
Coca-Cola West Co. Ltd.	300	9,240
Daiichikosho Co. Ltd.	500	23,594
Daikokutenbussan Co. Ltd.	500	18,797
DENSO Corp.	4,388	200,940
East Japan Railway Co.	1,500	138,811
Fanuc Corp.	600	102,049
Funai Soken Holdings, Inc.	700	11,818
GCA Savvian Group Corp.	1,000	6,628
Goldcrest Co. Ltd.	1,100	16,683
Honda Motor Co. Ltd.	5,708	171,365
Hoya Corp.	3,706	214,279
Idemitsu Kosan Co. Ltd.	1,321	46,509
INPEX Corp.	5,034	48,318
Itochu Corp.	7,422	135,698
Japan Tobacco, Inc.	3,687	93,085
Kao Corp.	1,114	78,463
Keyence Corp.	800	410,264
Kobayashi Pharmaceutical Co. Ltd.	200	12,669
Komatsu Ltd.	3,400	89,529
Koshidaka Holdings Co. Ltd.	1,900	27,107
Kusuri No Aoki Holdings Co. Ltd.	200	13,238
Lasertec Corp.	800	26,146
Makita Corp.	1,639	57,931
Medikit Co. Ltd.	200	10,099
Minebea Mitsumi, Inc.	5,342	87,394
Miroku Jyoho Service Co., Ltd.	300	6,888
Misumi Group, Inc.	5,650	128,639
Mitsubishi UFJ Financial Group, Inc.	36,455	195,542
Mitsui Fudosan Co. Ltd.	4,502	108,990
Nabtesco Corp.	2,900	76,331
Nagaileben Co. Ltd.	1,100	22,035
ND Software Co. Ltd.	100	1,205
Nihon Parkerizing Co. Ltd.	2,800	33,058
Nintendo Co. Ltd.	170	51,559
Nomura Holdings, Inc.	14,737	57,545
NS Tool Co. Ltd.	300	6,885
OBIC Co. Ltd.	1,492	140,810
Oracle Corp. Japan	749	54,460
ORIX Corp.	7,940	119,546
OSG Corp.	4,500	91,838
Paramount Bed Holdings Co. Ltd.	700	29,305
ProNexus, Inc.	887	8,062
Recruit Holdings Co. Ltd.	2,202	58,878
San-Ai Oil Co. Ltd.	1,800	15,815
Shin-Etsu Chemical Co. Ltd.	1,103	93,001
Shinsei Bank Ltd.	4,292	58,002
SHO-BOND Holdings Co. Ltd.	2,260	159,554
Shoei Co. Ltd.	1,000	34,473
SoftBank Corp.	885	69,706
Software Service, Inc.	200	16,048
Sony Corp.	1,449	72,605
Sony Financial Holdings, Inc.	4,593	86,990
Subaru Corp.	1,876	43,953
Sumitomo Mitsui Financial Group, Inc.	4,361	162,238
Suzuki Motor Corp.	1,000	52,091
T&D Holdings, Inc.	5,109	63,156
Taiheiyo Cement Corp.	1,334	45,559
Takeda Pharmaceutical Co. Ltd.	4,528	182,810
The Monogatari Corp.	100	8,657
TKC Corp.	300	10,549
Tokio Marine Holdings, Inc.	2,959	144,303
USS Co. Ltd.	13,900	242,971
Welcia Holdings Co. Ltd.	300	11,347
Workman Co. Ltd.	200	14,505
Yamada Consulting Group Co. Ltd.	700	11,098
Yamato Kogyo Co. Ltd.	200	5,198

TOTAL JAPAN		4,977,484

Kenya - 0.1%
Safaricom Ltd.	205,100	48,528
Korea (South) - 1.6%
BGF Retail Co. Ltd.	375	62,026
Leeno Industrial, Inc.	39	1,753
LG Chemical Ltd.	305	100,896
LG Household & Health Care Ltd.	100	113,715
Samsung Electronics Co. Ltd.	6,213	257,751

TOTAL KOREA (SOUTH)		536,141

Mexico - 0.0%
Consorcio ARA S.A.B. de CV	15,114	3,960
Netherlands - 2.4%
Aalberts Industries NV	728	25,490
ASML Holding NV (Netherlands)	2,351	411,114
ING Groep NV (Certificaten Van Aandelen)	10,442	123,903
Koninklijke Philips Electronics NV	2,178	85,868
Takeaway.com Holding BV (a)(b)	183	11,604
Wolters Kluwer NV	1,377	85,741
Yandex NV Series A (a)	2,624	88,114

TOTAL NETHERLANDS		831,834

New Zealand - 0.1%
Auckland International Airport Ltd.	10,468	53,181
Norway - 0.7%
Equinor ASA	6,123	139,972
Kongsberg Gruppen ASA	1,515	21,089
Schibsted ASA (B Shares)	2,097	66,511
Skandiabanken ASA (b)	1,474	13,370

TOTAL NORWAY		240,942

Philippines - 0.6%
Ayala Land, Inc.	109,100	92,904
Jollibee Food Corp.	2,100	12,727
SM Prime Holdings, Inc.	119,200	87,102

TOTAL PHILIPPINES		192,733

Portugal - 0.2%
Galp Energia SGPS SA Class B	3,977	62,113
Russia - 1.4%
Alrosa Co. Ltd.	58,000	87,448
Lukoil PJSC sponsored ADR	1,870	149,974
NOVATEK OAO GDR (Reg. S)	588	107,898
Sberbank of Russia	46,010	153,797

TOTAL RUSSIA		499,117

South Africa - 2.3%
Capitec Bank Holdings Ltd.	959	84,317
Clicks Group Ltd.	6,936	102,965
FirstRand Ltd.	21,182	110,815
Mondi Ltd.	3,606	89,203
Naspers Ltd. Class N	1,796	411,636

TOTAL SOUTH AFRICA		798,936

Spain - 2.6%
Amadeus IT Holding SA Class A	4,607	334,741
Banco Santander SA (Spain)	48,856	231,064
CaixaBank SA	16,934	64,044
Grifols SA ADR	3,198	59,547
Masmovil Ibercom SA (a)	1,718	37,441
Merlin Properties Socimi SA	3,122	41,845
Prosegur Compania de Seguridad SA (Reg.)	16,886	91,343
Unicaja Banco SA (b)	24,482	28,723

TOTAL SPAIN		888,748

Sweden - 3.3%
Addlife AB	586	14,183
Addlife AB rights 2/15/19 (a)	586	712
AddTech AB (B Shares)	1,058	20,836
Alfa Laval AB	2,697	61,044
ASSA ABLOY AB (B Shares)	12,215	227,616
Atlas Copco AB (A Shares)	5,098	133,004
Epiroc AB Class A (a)	7,085	67,887
Fagerhult AB	4,306	35,025
Hexagon AB (B Shares)	1,554	75,842
Investor AB (B Shares)	3,135	137,584
Lagercrantz Group AB (B Shares)	1,606	17,518
Loomis AB (B Shares)	1,562	55,897
Saab AB (B Shares)	569	19,639
Svenska Handelsbanken AB (A Shares)	4,425	48,121
Swedbank AB (A Shares)	5,262	119,274
Telefonaktiebolaget LM Ericsson (B Shares)	9,790	87,263

TOTAL SWEDEN		1,121,445

Switzerland - 5.0%
Credit Suisse Group AG	4,733	57,531
Nestle SA (Reg. S)	6,696	583,783
Roche Holding AG (participation certificate)	1,522	404,906
Schindler Holding AG:
(participation certificate)	588	124,760
(Reg.)	89	18,759
Sika AG	603	79,434
Swiss Life Holding AG	223	91,783
Tecan Group AG	100	20,172
UBS Group AG	12,406	160,782
Zurich Insurance Group AG	547	171,678

TOTAL SWITZERLAND		1,713,588

Taiwan - 2.4%
Addcn Technology Co. Ltd.	1,000	8,289
E.SUN Financial Holdings Co. Ltd.	124,000	86,942
Formosa Chemicals & Fibre Corp.	28,000	97,477
Formosa Plastics Corp.	30,000	100,430
Taiwan Semiconductor Manufacturing Co. Ltd.	72,000	534,276

TOTAL TAIWAN		827,414

United Arab Emirates - 0.3%
National Bank of Abu Dhabi PJSC	24,730	99,239
United Kingdom - 9.6%
Alliance Pharma PLC	14,136	11,866
Ascential PLC	4,175	20,809
AstraZeneca PLC (United Kingdom)	1,599	115,835
Aviva PLC	20,683	112,487
Avon Rubber PLC	539	8,519
BAE Systems PLC	26,371	177,408
BHP Billiton PLC	12,637	282,345
BP PLC	38,104	260,294
British American Tobacco PLC (United Kingdom)	2,844	100,251
Bunzl PLC	2,372	74,667
Cineworld Group PLC	2,363	8,089
Dechra Pharmaceuticals PLC	1,738	53,934
DP Poland PLC (a)	13,741	2,586
Elementis PLC	20,329	48,608
GlaxoSmithKline PLC	2,245	43,608
Great Portland Estates PLC	2,036	19,539
Hilton Food Group PLC	368	4,479
Howden Joinery Group PLC	1,319	8,743
HSBC Holdings PLC sponsored ADR	2,032	85,608
Imperial Tobacco Group PLC	2,724	90,213
Informa PLC	19,000	168,562
InterContinental Hotel Group PLC ADR	3,488	201,292
ITE Group PLC	12,052	10,227
ITV PLC	24,251	41,127
Lloyds Banking Group PLC	112,600	85,842
Melrose Industries PLC	22,041	48,755
Micro Focus International PLC	3,089	58,892
NMC Health PLC	2,527	85,379
Prudential PLC	9,480	185,392
Reckitt Benckiser Group PLC	1,281	98,566
Rightmove PLC	10,341	64,019
Royal Dutch Shell PLC Class B sponsored ADR	2,812	176,594
RSA Insurance Group PLC	8,100	54,480
Shaftesbury PLC	4,872	56,361
Spectris PLC	3,701	126,259
Spirax-Sarco Engineering PLC	592	49,733
Standard Chartered PLC (United Kingdom)	12,525	100,850
Standard Life PLC	24,488	80,826
The Weir Group PLC	2,999	59,199
Ultra Electronics Holdings PLC	737	12,412

TOTAL UNITED KINGDOM		3,294,655

United States of America - 8.2%
Adobe, Inc. (a)	313	77,568
Alphabet, Inc. Class A (a)	159	179,017
Amgen, Inc.	299	55,946
Autoliv, Inc.	1,060	84,641
Berkshire Hathaway, Inc. Class B (a)	593	121,885
Black Knight, Inc. (a)	1,353	66,554
ConocoPhillips Co.	865	58,552
HEICO Corp. Class A	1,192	83,476
Marsh & McLennan Companies, Inc.	1,186	104,593
Martin Marietta Materials, Inc.	635	112,192
MasterCard, Inc. Class A	1,667	351,954
MercadoLibre, Inc.	214	77,896
Microsoft Corp.	762	79,576
Mohawk Industries, Inc. (a)	422	54,349
Moody's Corp.	1,228	194,650
Morningstar, Inc.	47	5,835
MSCI, Inc.	728	123,957
PayPal Holdings, Inc. (a)	606	53,789
PriceSmart, Inc.	696	42,630
ResMed, Inc.	1,224	116,488
S&P Global, Inc.	635	121,698
Sherwin-Williams Co.	364	153,433
Thermo Fisher Scientific, Inc.	302	74,192
TransDigm Group, Inc. (a)	192	75,072
Veoneer, Inc. (a)	942	28,081
Visa, Inc. Class A	2,469	333,340

TOTAL UNITED STATES OF AMERICA		2,831,364

TOTAL COMMON STOCKS
(Cost $33,208,670)		33,284,837

Nonconvertible Preferred Stocks - 1.6%
Brazil - 1.2%
Itau Unibanco Holding SA	20,200	214,783
Petroleo Brasileiro SA - Petrobras sponsored ADR	11,396	185,755

TOTAL BRAZIL		400,538

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	1,235	80,308
Sartorius AG (non-vtg.)	137	20,526

TOTAL GERMANY		100,834

Spain - 0.1%
Grifols SA Class B	2,499	46,773
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $487,454)		548,145

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $583,416)	583,306	583,423
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $34,279,540)		34,416,405
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(69,448)
NET ASSETS - 100%		$34,346,957

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,215 or 0.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,042
Fidelity Securities Lending Cash Central Fund	28
Total	$2,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,086,767	$1,188,640	$898,127	$--
Consumer Discretionary	3,145,437	2,576,082	569,355	--
Consumer Staples	2,134,752	1,352,152	782,600	--
Energy	2,022,684	1,447,388	575,296	--
Financials	7,754,925	4,923,275	2,831,650	--
Health Care	2,670,059	963,913	1,706,146	--
Industrials	4,784,935	3,484,733	1,300,202	--
Information Technology	5,055,399	3,441,504	1,613,895	--
Materials	3,292,510	2,487,864	804,646	--
Real Estate	657,675	657,675	--	--
Utilities	227,839	65,257	162,582	--
Money Market Funds	583,423	583,423	--	--
Total Investments in Securities:	$34,416,405	$23,171,906	$11,244,499	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

January 31, 2019

DIFK6-QTLY-0319
1.9883985.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 1.0%
CSL Ltd.	99,506	$14,149,167
Magellan Financial Group Ltd.	399,906	8,296,340

TOTAL AUSTRALIA		22,445,507

Bailiwick of Jersey - 1.0%
Experian PLC	279,432	7,015,865
Ferguson PLC	231,548	15,470,394

TOTAL BAILIWICK OF JERSEY		22,486,259

Belgium - 1.2%
KBC Groep NV	336,675	22,844,034
Umicore SA	125,269	5,296,033

TOTAL BELGIUM		28,140,067

Bermuda - 1.7%
Credicorp Ltd. (United States)	54,483	13,227,383
Hiscox Ltd.	587,592	10,928,323
IHS Markit Ltd. (a)	182,977	9,500,166
Marvell Technology Group Ltd.	349,995	6,485,407

TOTAL BERMUDA		40,141,279

Brazil - 0.2%
Notre Dame Intermedica Participacoes SA	405,441	3,732,921
Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	563,355	30,604,117
Cenovus Energy, Inc. (Canada)	754,446	5,891,104
Constellation Software, Inc.	11,417	8,520,673
Fairfax India Holdings Corp. (a)(b)	698,742	9,006,784
Suncor Energy, Inc.	696,439	22,462,868

TOTAL CANADA		76,485,546

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	81,014	13,650,049
ENN Energy Holdings Ltd.	388,523	3,721,142
Tencent Holdings Ltd.	240,333	10,698,332
Zai Lab Ltd. ADR (a)	86,228	2,327,294

TOTAL CAYMAN ISLANDS		30,396,817

China - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	81,177	8,354,176
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	730,031	7,107,261
Shanghai International Airport Co. Ltd. (A Shares)	721,747	5,310,131
Wuliangye Yibin Co. Ltd. Class A	547,711	4,928,810

TOTAL CHINA		25,700,378

Denmark - 1.0%
DONG Energy A/S (b)	99,253	7,136,891
DSV de Sammensluttede Vognmaend A/S	75,491	6,011,595
Netcompany Group A/S (b)	94,800	3,197,596
NNIT A/S (b)	275	7,927
Novozymes A/S Series B	174,313	7,271,950

TOTAL DENMARK		23,625,959

Finland - 0.2%
Sampo Oyj (A Shares)	118,458	5,427,196
France - 6.4%
Amundi SA (b)	282,568	16,236,052
BNP Paribas SA	317,578	14,890,768
Capgemini SA	163,450	18,049,948
Danone SA	51,346	3,736,541
Elis SA	353,302	5,714,023
Kering SA	13,335	6,677,668
Legrand SA	98,785	5,852,468
LVMH Moet Hennessy - Louis Vuitton SA	67,972	21,805,445
Sanofi SA	325,778	28,315,944
SR Teleperformance SA	69,663	11,984,361
VINCI SA	210,528	18,524,465

TOTAL FRANCE		151,787,683

Germany - 8.6%
adidas AG	71,276	16,944,687
Allianz SE	79,072	16,776,917
Aumann AG (b)(c)	11,002	453,974
Bayer AG	256,545	19,445,046
Deutsche Borse AG	109,742	14,611,924
Deutsche Post AG	402,397	11,885,252
Fresenius SE & Co. KGaA	231,109	11,983,002
Hannover Reuck SE	80,043	11,534,608
Linde PLC	132,597	21,505,883
Morphosys AG (a)	21,000	2,266,651
Morphosys AG sponsored ADR	132,900	3,460,716
SAP SE	380,147	39,309,206
Scout24 AG (b)	51,257	2,404,246
Symrise AG	133,046	11,055,851
Vonovia SE	215,712	10,816,862
Wirecard AG	56,482	9,354,753

TOTAL GERMANY		203,809,578

Hong Kong - 2.2%
AIA Group Ltd.	3,975,178	35,893,924
BOC Hong Kong (Holdings) Ltd.	2,175,930	8,407,618
Techtronic Industries Co. Ltd.	1,499,152	8,751,373

TOTAL HONG KONG		53,052,915

India - 3.9%
Adani Ports & Special Economic Zone Ltd. (a)	430,216	2,053,166
Axis Bank Ltd. (a)	685,181	6,978,302
Godrej Consumer Products Ltd.	188,398	1,883,184
HDFC Bank Ltd.	910,832	26,716,681
Housing Development Finance Corp. Ltd.	868,299	23,522,753
Kotak Mahindra Bank Ltd.	346,236	6,127,196
LIC Housing Finance Ltd.	505,538	3,197,727
Reliance Industries Ltd.	1,257,105	21,739,803

TOTAL INDIA		92,218,812

Indonesia - 1.1%
PT Bank Central Asia Tbk	6,722,935	13,556,536
PT Bank Rakyat Indonesia Tbk	48,228,005	13,288,804

TOTAL INDONESIA		26,845,340

Ireland - 2.2%
CRH PLC	368,488	10,603,282
DCC PLC (United Kingdom)	46,908	3,829,902
Kerry Group PLC Class A	149,831	15,306,068
Kingspan Group PLC (Ireland)	306,515	12,524,883
Ryanair Holdings PLC sponsored ADR (a)	137,382	9,754,122

TOTAL IRELAND		52,018,257

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	103,477	11,581,146
Italy - 0.8%
FinecoBank SpA	149,752	1,626,301
Intesa Sanpaolo SpA	3,565,982	8,159,419
Prada SpA	1,469,487	4,863,190
Recordati SpA	136,245	4,934,132

TOTAL ITALY		19,583,042

Japan - 17.9%
Bandai Namco Holdings, Inc.	109,619	4,825,551
Daikin Industries Ltd.	163,271	17,672,641
Hoya Corp.	508,446	29,398,145
Iriso Electronics Co. Ltd.	39,026	1,592,569
Itochu Corp.	394,222	7,207,649
Kao Corp.	220,985	15,564,810
Keyence Corp.	63,824	32,730,857
KH Neochem Co. Ltd.	86,300	2,021,127
Minebea Mitsumi, Inc.	1,440,429	23,565,247
Misumi Group, Inc.	250,404	5,701,188
Mitsubishi UFJ Financial Group, Inc.	4,176,082	22,400,171
Morinaga & Co. Ltd.	37,297	1,527,148
Nabtesco Corp.	109,255	2,875,686
Nidec Corp.	29,605	3,541,457
Nintendo Co. Ltd.	6,600	2,001,702
Nissan Chemical Corp.	66,635	3,535,922
Nitori Holdings Co. Ltd.	139,070	18,078,781
ORIX Corp.	2,123,454	31,971,215
PALTAC Corp.	73,076	3,502,013
Recruit Holdings Co. Ltd.	828,844	22,162,113
Renesas Electronics Corp. (a)	1,257,821	7,217,242
Shimadzu Corp.	154,284	3,533,978
Shin-Etsu Chemical Co. Ltd.	140,951	11,884,511
Shiseido Co. Ltd.	156,770	9,319,126
SMC Corp.	37,996	12,463,595
SoftBank Corp.	194,967	15,356,335
Sony Corp.	542,659	27,190,985
Sundrug Co. Ltd.	26,075	831,863
Suzuki Motor Corp.	282,279	14,704,164
Takeda Pharmaceutical Co. Ltd.	696,926	28,137,177
Temp Holdings Co., Ltd.	187,199	3,322,063
Tsubaki Nakashima Co. Ltd.	93,310	1,535,964
Tsuruha Holdings, Inc.	175,888	16,212,215
Welcia Holdings Co. Ltd.	264,188	9,992,697
Yahoo! Japan Corp.	1,560,236	4,196,917
Zozo, Inc.	322,864	6,500,259

TOTAL JAPAN		424,275,083

Korea (South) - 0.7%
LG Chemical Ltd.	27,752	9,180,565
SK Hynix, Inc.	125,055	8,307,547

TOTAL KOREA (SOUTH)		17,488,112

Luxembourg - 0.7%
B&M European Value Retail S.A.	2,986,124	12,697,618
Samsonite International SA (b)	1,434,731	4,266,914

TOTAL LUXEMBOURG		16,964,532

Netherlands - 4.8%
Adyen BV (b)	6,040	4,477,799
ASML Holding NV	158,852	27,803,866
Heineken NV (Bearer)	95,326	8,562,095
Koninklijke Philips Electronics NV	372,976	14,704,614
NXP Semiconductors NV	82,978	7,221,575
Unilever NV (Certificaten Van Aandelen) (Bearer)	587,311	31,450,620
Wolters Kluwer NV	305,587	19,027,753

TOTAL NETHERLANDS		113,248,322

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	1,019,463	7,384,762
Norway - 1.4%
Equinor ASA	856,966	19,590,233
Schibsted ASA (A Shares)	348,680	12,212,554

TOTAL NORWAY		31,802,787

South Africa - 0.2%
Capitec Bank Holdings Ltd.	56,678	4,983,220
Spain - 1.9%
Amadeus IT Holding SA Class A	249,443	18,124,331
CaixaBank SA	4,450,868	16,833,180
Masmovil Ibercom SA (a)	138,493	3,018,203
Prosegur Cash SA (b)	2,994,924	7,010,240

TOTAL SPAIN		44,985,954

Sweden - 2.1%
ASSA ABLOY AB (B Shares)	784,900	14,625,916
Coor Service Management Holding AB (b)	550,790	4,254,944
Indutrade AB	147,423	3,701,725
Swedbank AB (A Shares)	668,797	15,159,699
Telefonaktiebolaget LM Ericsson (B Shares)	1,450,321	12,927,392

TOTAL SWEDEN		50,669,676

Switzerland - 5.2%
Credit Suisse Group AG	1,148,996	13,966,453
Julius Baer Group Ltd.	237,739	9,555,267
Lonza Group AG	38,767	10,209,741
Roche Holding AG (participation certificate)	155,810	41,451,022
Sig Combibloc Group AG (a)	234,500	2,381,668
Sika AG	170,839	22,504,811
Sonova Holding AG Class B	16,211	3,035,334
Swiss Re Ltd.	48,905	4,680,756
TE Connectivity Ltd.	31,234	2,528,392
UBS Group AG	916,583	11,843,825

TOTAL SWITZERLAND		122,157,269

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	577,171	21,713,173
United Kingdom - 14.0%
Admiral Group PLC	144,861	3,934,894
Aon PLC	41,260	6,446,050
Ascential PLC	1,358,814	6,772,438
AstraZeneca PLC (United Kingdom)	407,512	29,520,968
Beazley PLC	761,088	4,931,321
Big Yellow Group PLC	182,550	2,294,961
BP PLC sponsored ADR	492,248	20,241,238
British American Tobacco PLC sponsored ADR	142,126	5,014,205
Bunzl PLC	533,609	16,797,158
Coca-Cola European Partners PLC	188,491	8,968,402
Compass Group PLC	724,172	15,486,880
Cranswick PLC	33,199	1,255,803
Halma PLC	313,792	5,761,974
Hastings Group Holdings PLC (b)	2,151,906	5,921,479
Informa PLC	289,276	2,566,359
InterContinental Hotel Group PLC	103,046	5,866,409
John Wood Group PLC	336,225	2,386,653
LivaNova PLC (a)	3,358	310,011
Lloyds Banking Group PLC	23,426,866	17,859,835
London Stock Exchange Group PLC	217,631	13,088,545
Micro Focus International PLC	298,293	5,686,989
Prudential PLC	1,634,495	31,964,445
Reckitt Benckiser Group PLC	152,098	11,703,138
RELX PLC	925,623	20,474,221
Rentokil Initial PLC	1,046,186	4,624,238
Rio Tinto PLC	235,732	13,041,207
Smith & Nephew PLC	697,761	13,144,926
Spectris PLC	197,338	6,732,130
St. James's Place Capital PLC	831,081	10,224,630
Standard Chartered PLC (United Kingdom)	881,813	7,100,281
Standard Life PLC	2,026,295	6,688,073
Tesco PLC	5,205,922	15,240,051
The Weir Group PLC	487,895	9,630,842

TOTAL UNITED KINGDOM		331,680,754

United States of America - 6.7%
Alphabet, Inc. Class C (a)	15,940	17,794,938
Amgen, Inc.	90,401	16,914,931
Becton, Dickinson & Co.	43,534	10,859,992
Boston Scientific Corp. (a)	379,313	14,470,791
Citigroup, Inc.	226,707	14,613,533
Coty, Inc. Class A	688,876	5,345,678
DowDuPont, Inc.	100,827	5,425,501
IQVIA Holdings, Inc. (a)	67,887	8,758,102
Marsh & McLennan Companies, Inc.	36,938	3,257,562
MasterCard, Inc. Class A	120,947	25,535,540
Microsoft Corp.	112,747	11,774,169
Visa, Inc. Class A	175,373	23,677,109

TOTAL UNITED STATES OF AMERICA		158,427,846

TOTAL COMMON STOCKS
(Cost $2,329,697,554)		2,235,260,192

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA	86,225	8,377,073
Sartorius AG (non-vtg.)	20,266	3,036,417
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,983,890)		11,413,490

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.43% (d)	115,771,348	115,794,502
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	427,975	428,018
TOTAL MONEY MARKET FUNDS
(Cost $116,221,898)		116,222,520
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,458,903,342)		2,362,896,202
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,886,153
NET ASSETS - 100%		$2,366,782,355

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,374,846 or 2.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$783,313
Fidelity Securities Lending Cash Central Fund	40,658
Total	$823,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$74,617,778	$46,561,409	$28,056,369	$--
Consumer Discretionary	185,811,986	118,934,079	66,877,907	--
Consumer Staples	214,177,820	143,485,375	70,692,445	--
Energy	92,311,899	92,311,899	--	--
Financials	562,797,525	314,028,689	248,768,836	--
Health Care	321,959,733	121,107,867	200,851,866	--
Industrials	319,069,167	249,345,028	69,724,139	--
Information Technology	326,249,607	268,326,020	57,923,587	--
Materials	125,708,311	84,883,278	40,825,033	--
Real Estate	13,111,823	13,111,823	--	--
Utilities	10,858,033	7,136,891	3,721,142	--
Money Market Funds	116,222,520	116,222,520	--	--
Total Investments in Securities:	$2,362,896,202	$1,575,454,878	$787,441,324	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

January 31, 2019

IVFK6-QTLY-0319
1.9883989.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 1.9%
CSL Ltd.	30,525	$4,340,475
realestate.com.au Ltd.	56,745	3,123,294

TOTAL AUSTRALIA		7,463,769

Bailiwick of Jersey - 0.9%
Experian PLC	140,894	3,537,509
Belgium - 0.9%
Umicore SA	83,742	3,540,384
Bermuda - 1.0%
Credicorp Ltd. (United States)	14,400	3,496,032
Hiscox Ltd.	21,562	401,021

TOTAL BERMUDA		3,897,053

Brazil - 2.6%
BM&F BOVESPA SA	435,300	3,756,002
Equatorial Energia SA	126,800	3,064,658
Rumo SA (a)	588,700	3,171,736

TOTAL BRAZIL		9,992,396

Canada - 4.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	65,718	3,570,114
Canadian National Railway Co.	52,108	4,348,447
Canadian Pacific Railway Ltd.	18,483	3,788,315
Constellation Software, Inc.	4,919	3,671,121
Waste Connection, Inc. (Canada)	40,727	3,398,695

TOTAL CANADA		18,776,692

Cayman Islands - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	44,930	7,570,256
Shenzhou International Group Holdings Ltd.	278,800	3,282,969
TAL Education Group ADR (a)	110,800	3,438,124
Tencent Holdings Ltd.	185,400	8,253,012

TOTAL CAYMAN ISLANDS		22,544,361

Chile - 0.9%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	77,826	3,320,057
China - 2.9%
Kweichow Moutai Co. Ltd. (A Shares)	33,247	3,421,551
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	441,000	4,293,382
Wuliangye Yibin Co. Ltd. Class A	389,000	3,500,582

TOTAL CHINA		11,215,515

Denmark - 1.9%
DONG Energy A/S (c)	50,500	3,631,255
DSV de Sammensluttede Vognmaend A/S	45,400	3,615,350

TOTAL DENMARK		7,246,605

France - 10.2%
Dassault Systemes SA	28,622	3,588,939
Hermes International SCA	5,957	3,575,560
Kering SA	8,208	4,110,259
L'Oreal SA	18,547	4,470,294
LVMH Moet Hennessy - Louis Vuitton SA	15,820	5,075,062
Orpea	31,853	3,160,990
Pernod Ricard SA	23,493	3,899,063
Safran SA	31,327	4,116,032
SR Teleperformance SA	19,930	3,428,625
VINCI SA	46,409	4,083,551

TOTAL FRANCE		39,508,375

Germany - 5.7%
adidas AG	16,662	3,961,114
Deutsche Borse AG	27,300	3,634,940
Deutsche Wohnen AG (Bearer)	72,843	3,634,364
Symrise AG	39,708	3,299,654
Vonovia SE	75,900	3,806,000
Wirecard AG	22,101	3,660,448

TOTAL GERMANY		21,996,520

Hong Kong - 1.3%
AIA Group Ltd.	581,000	5,246,147
India - 4.4%
HDFC Bank Ltd.	62,257	1,826,133
HDFC Bank Ltd. sponsored ADR	10,810	1,061,758
Housing Development Finance Corp. Ltd.	138,873	3,762,155
Kotak Mahindra Bank Ltd.	172,445	3,051,688
Maruti Suzuki India Ltd.	30,793	2,881,918
Reliance Industries Ltd.	246,885	4,269,517

TOTAL INDIA		16,853,169

Indonesia - 0.9%
PT Bank Central Asia Tbk	1,766,700	3,562,481
Ireland - 2.5%
Accenture PLC Class A	20,153	3,094,493
Kerry Group PLC Class A	33,200	3,391,564
Kingspan Group PLC (Ireland)	76,900	3,142,305

TOTAL IRELAND		9,628,362

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	31,100	3,419,445
Italy - 0.8%
Amplifon SpA	171,274	3,066,069
Japan - 7.8%
Hoya Corp.	61,700	3,567,469
Kao Corp.	55,118	3,882,169
Keyence Corp.	8,132	4,170,333
Nidec Corp.	32,500	3,887,767
OBIC Co. Ltd.	39,200	3,699,573
Recruit Holdings Co. Ltd.	146,512	3,917,523
Relo Group, Inc.	120,830	3,174,803
Shiseido Co. Ltd.	64,600	3,840,119

TOTAL JAPAN		30,139,756

Netherlands - 3.9%
ASML Holding NV (Netherlands)	27,620	4,829,842
Ferrari NV	30,200	3,753,968
Interxion Holding N.V. (a)	54,515	3,273,081
Wolters Kluwer NV	54,200	3,374,830

TOTAL NETHERLANDS		15,231,721

Philippines - 0.8%
SM Prime Holdings, Inc.	4,129,500	3,017,529
South Africa - 3.1%
Capitec Bank Holdings Ltd.	36,303	3,191,818
FirstRand Ltd.	674,200	3,527,112
Naspers Ltd. Class N	23,101	5,294,660

TOTAL SOUTH AFRICA		12,013,590

Spain - 1.0%
Amadeus IT Holding SA Class A	52,924	3,845,416
Sweden - 1.8%
Hexagon AB (B Shares)	69,859	3,409,432
Swedish Match Co. AB	76,200	3,408,151

TOTAL SWEDEN		6,817,583

Switzerland - 3.7%
Givaudan SA	1,475	3,571,623
Partners Group Holding AG	5,135	3,524,197
Sika AG	27,583	3,633,539
Temenos Group AG	27,076	3,645,710

TOTAL SWITZERLAND		14,375,069

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	178,639	6,720,399
United Kingdom - 9.4%
Bunzl PLC	105,189	3,311,181
Compass Group PLC	177,379	3,793,363
Croda International PLC	52,300	3,307,046
Diageo PLC	134,272	5,124,687
Halma PLC	168,805	3,099,665
InterContinental Hotel Group PLC	60,486	3,443,468
Intertek Group PLC	51,421	3,310,141
London Stock Exchange Group PLC	62,447	3,755,625
RELX PLC	180,111	3,983,946
Rentokil Initial PLC	722,190	3,192,146

TOTAL UNITED KINGDOM		36,321,268

United States of America - 13.8%
Adobe, Inc. (a)	13,223	3,276,924
Autodesk, Inc. (a)	21,800	3,208,960
Becton, Dickinson & Co.	12,900	3,218,034
Boston Scientific Corp. (a)	84,400	3,219,860
CoStar Group, Inc. (a)	8,200	3,204,068
Fiserv, Inc. (a)	40,500	3,358,665
HEICO Corp. Class A	49,115	3,439,523
IDEXX Laboratories, Inc. (a)	15,200	3,234,256
Intuitive Surgical, Inc. (a)	6,400	3,351,296
Marsh & McLennan Companies, Inc.	12,200	1,075,918
MasterCard, Inc. Class A	15,482	3,268,715
Microsoft Corp.	29,691	3,100,631
Moody's Corp.	19,858	3,147,692
Thermo Fisher Scientific, Inc.	13,088	3,215,329
TransDigm Group, Inc. (a)	8,805	3,442,755
UnitedHealth Group, Inc.	12,276	3,316,975
Visa, Inc. Class A	23,633	3,190,691

TOTAL UNITED STATES OF AMERICA		53,270,292

TOTAL COMMON STOCKS
(Cost $353,885,123)		376,567,532

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Itau Unibanco Holding SA sponsored ADR
(Cost $3,316,370)	408,517	4,346,621

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.43% (d)	5,369,337	5,370,411
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	2,841,991	2,842,276
TOTAL MONEY MARKET FUNDS
(Cost $8,212,687)		8,212,687
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $365,414,180)		389,126,840
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,550,625)
NET ASSETS - 100%		$386,576,215

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,631,255 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,815
Fidelity Securities Lending Cash Central Fund	31,623
Total	$53,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,670,966	$8,417,954	$8,253,012	$--
Consumer Discretionary	44,886,061	36,528,030	8,358,031	--
Consumer Staples	38,508,294	28,913,313	9,594,981	--
Energy	4,269,517	4,269,517	--	--
Financials	56,660,722	37,904,495	18,756,227	--
Health Care	33,690,753	29,350,278	4,340,475	--
Industrials	71,694,445	59,957,353	11,737,092	--
Information Technology	73,532,483	68,702,641	4,829,842	--
Materials	20,672,303	17,131,919	3,540,384	--
Real Estate	13,632,696	13,632,696	--	--
Utilities	6,695,913	6,695,913	--	--
Money Market Funds	8,212,687	8,212,687	--	--
Total Investments in Securities:	$389,126,840	$319,716,796	$69,410,044	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Canada Fund

January 31, 2019

SAD-QTLY-0319
1.9883884.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 2.3%
TELUS Corp.	978,400	$34,267,642
Media - 1.5%
Cogeco Communications, Inc.	217,400	12,394,257
Quebecor, Inc. Class B (sub. vtg.)	456,500	10,745,877
		23,140,134
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)	514,600	27,838,021

TOTAL COMMUNICATION SERVICES		85,245,797

CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 0.4%
Recipe Unlimited Corp.	284,100	5,902,759
Leisure Products - 0.8%
BRP, Inc.	84,500	2,432,201
Spin Master Corp. (a)(b)	314,000	9,943,712
		12,375,913
Multiline Retail - 2.0%
Dollarama, Inc.	1,110,200	29,885,288

TOTAL CONSUMER DISCRETIONARY		48,163,960

CONSUMER STAPLES - 7.2%
Food & Staples Retailing - 7.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,139,600	61,908,481
George Weston Ltd.	465,400	33,804,769
North West Co., Inc.	457,400	10,850,609
		106,563,859
ENERGY - 17.8%
Energy Equipment & Services - 0.5%
Canadian Energy Services & Technology Corp.	3,085,600	7,796,485
Oil, Gas & Consumable Fuels - 17.3%
Canadian Natural Resources Ltd.	2,205,700	59,207,001
Cenovus Energy, Inc. (Canada)	1,895,000	14,797,138
Enbridge, Inc.	1,299,700	47,489,324
Peyto Exploration & Development Corp. (c)	760,300	3,911,586
Pinnacle Renewable Energy, Inc.	521,900	4,329,472
PrairieSky Royalty Ltd. (c)	3,074,200	44,406,801
Suncor Energy, Inc.	2,605,000	84,021,386
		258,162,708

TOTAL ENERGY		265,959,193

FINANCIALS - 36.0%
Banks - 25.8%
Bank of Montreal (c)	1,032,300	75,563,464
Bank of Nova Scotia	1,354,300	77,097,028
Royal Bank of Canada	994,300	75,687,725
The Toronto-Dominion Bank	2,774,000	156,228,165
		384,576,382
Capital Markets - 0.9%
IGM Financial, Inc.	552,000	14,191,225
Insurance - 9.3%
Intact Financial Corp.	536,600	42,415,066
Power Corp. of Canada (sub. vtg.)	1,757,900	34,945,278
Sun Life Financial, Inc.	1,697,800	61,247,171
		138,607,515

TOTAL FINANCIALS		537,375,122

INDUSTRIALS - 12.0%
Aerospace & Defense - 0.8%
CAE, Inc.	581,800	12,362,613
Professional Services - 2.4%
Thomson Reuters Corp.	670,800	35,077,947
Road & Rail - 8.8%
Canadian National Railway Co.	688,500	57,455,782
Canadian Pacific Railway Ltd.	360,700	73,929,843
		131,385,625

TOTAL INDUSTRIALS		178,826,185

INFORMATION TECHNOLOGY - 5.3%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	454,900	30,075,089
Software - 3.3%
Constellation Software, Inc.	34,000	25,374,695
Open Text Corp.	675,500	24,013,551
		49,388,246

TOTAL INFORMATION TECHNOLOGY		79,463,335

MATERIALS - 11.0%
Chemicals - 4.1%
Nutrien Ltd.	1,179,478	61,103,594
Containers & Packaging - 1.5%
CCL Industries, Inc. Class B	506,600	21,359,747
Metals & Mining - 4.9%
Franco-Nevada Corp.	495,800	38,461,809
Lundin Mining Corp.	2,288,500	10,450,169
OceanaGold Corp.	242,100	864,149
Wheaton Precious Metals Corp.	1,098,700	23,145,490
		72,921,617
Paper & Forest Products - 0.5%
Western Forest Products, Inc.	5,162,900	7,897,887

TOTAL MATERIALS		163,282,845

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Allied Properties (REIT)	244,900	8,797,352
TOTAL COMMON STOCKS
(Cost $1,495,888,660)		1,473,677,648

Money Market Funds - 8.7%
Fidelity Cash Central Fund, 2.43% (d)	14,488,628	14,491,526
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	115,145,294	115,156,808
TOTAL MONEY MARKET FUNDS
(Cost $129,647,474)		129,648,334
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $1,625,536,134)		1,603,325,982
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(111,305,402)
NET ASSETS - 100%		$1,492,020,580

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,943,712 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,163
Fidelity Securities Lending Cash Central Fund	107,728
Total	$205,891

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

January 31, 2019

MER-QTLY-0319
1.9891245.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value
Bermuda - 1.9%
Dairy Farm International Holdings Ltd.	3,307,100	$29,863,113
Brazil - 4.8%
Equatorial Energia SA	779,261	18,834,135
Instituto Hermes Pardini SA	3,195,100	16,925,129
Ultrapar Participacoes SA	2,667,800	41,839,811

TOTAL BRAZIL		77,599,075

Cayman Islands - 15.1%
ASM Pacific Technology Ltd.	2,471,600	26,629,695
Best Pacific International Holdings Ltd.	43,440,500	10,478,419
Greatview Aseptic Pack Co. Ltd.	23,911,000	15,197,400
Pico Far East Holdings Ltd.	29,891,200	11,125,199
SITC International Holdings Co. Ltd.	49,576,000	45,518,441
Tencent Holdings Ltd.	2,196,700	97,785,262
TK Group Holdings Ltd.	27,320,000	14,374,443
Vinda International Holdings Ltd.	12,097,000	21,207,051

TOTAL CAYMAN ISLANDS		242,315,910

Chile - 2.0%
Compania Cervecerias Unidas SA	1,777,600	24,164,843
Quinenco SA	2,901,159	8,228,356

TOTAL CHILE		32,393,199

China - 2.5%
Shanghai International Airport Co. Ltd. (A Shares)	3,690,896	27,155,142
Shenzhen Expressway Co. (H Shares)	11,192,332	12,700,221

TOTAL CHINA		39,855,363

Hong Kong - 6.1%
AIA Group Ltd.	4,074,400	36,789,850
China Resources Pharmaceutical Group Ltd. (a)	20,231,149	28,851,001
Far East Horizon Ltd.	31,144,779	32,195,076

TOTAL HONG KONG		97,835,927

India - 11.5%
Axis Bank Ltd. GDR (Reg. S) (b)	614,487	31,277,388
CCL Products (India) Ltd.	697,275	2,633,943
Cyient Ltd.	2,505,800	21,523,183
HDFC Bank Ltd. sponsored ADR	609,730	59,887,681
Hindustan Oil Exploration Co. Ltd. (b)	198,387	305,856
Lupin Ltd. (b)	2,009,900	24,803,684
Redington India Ltd.	5,332,907	5,516,282
Sunteck Realty Ltd. (b)	1,118,130	5,421,260
Tata Communications Ltd. (b)	4,239,553	29,630,867
Zensar Technologies Ltd.	1,463,898	4,634,508

TOTAL INDIA		185,634,652

Kenya - 0.0%
KCB Group Ltd.	222,900	90,000
Korea (South) - 8.7%
AMOREPACIFIC Group, Inc.	472,254	29,079,941
Hyundai Fire & Marine Insurance Co. Ltd.	1,398,022	46,938,793
KB Financial Group, Inc.	717,301	30,826,596
Leeno Industrial, Inc.	63,701	2,863,146
Nice Information & Telecom, Inc.	156,942	2,765,175
Samsung Electronics Co. Ltd.	661,346	27,436,439

TOTAL KOREA (SOUTH)		139,910,090

Mexico - 1.8%
Regional S.A.B. de CV	5,545,168	29,311,696
Nigeria - 1.9%
Guaranty Trust Bank PLC	332,261,595	30,702,073
Papua New Guinea - 2.0%
Oil Search Ltd. ADR	5,685,496	32,277,067
Philippines - 4.3%
Ayala Corp.	1,599,065	28,429,867
Pilipinas Shell Petroleum Corp.	43,631,910	40,167,466

TOTAL PHILIPPINES		68,597,333

Singapore - 2.3%
Delfi Ltd.	27,497,700	29,617,936
Hour Glass Ltd.	16,721,600	7,763,334

TOTAL SINGAPORE		37,381,270

South Africa - 5.2%
Capitec Bank Holdings Ltd.	375,800	33,040,934
City Lodge Hotels Ltd.	1,869,819	17,198,599
Pinnacle Technology Holdings Ltd.	2,291,845	3,023,827
Remgro Ltd.	1,884,436	29,983,329

TOTAL SOUTH AFRICA		83,246,689

Spain - 1.7%
Prosegur Cash SA (a)	11,742,022	27,484,633
Taiwan - 8.1%
King's Town Bank	8,465,000	8,129,363
Poya International Co. Ltd.	2,321,000	23,578,341
Taiwan Semiconductor Manufacturing Co. Ltd.	8,709,000	64,625,192
Voltronic Power Technology Corp.	1,938,000	33,480,337

TOTAL TAIWAN		129,813,233

Thailand - 2.2%
Kasikornbank PCL (For. Reg.)	5,428,500	35,101,056
United Kingdom - 2.6%
ITE Group PLC	19,838,600	16,835,139
NMC Health PLC	745,187	25,177,496

TOTAL UNITED KINGDOM		42,012,635

United States of America - 3.4%
Cognizant Technology Solutions Corp. Class A	290,400	20,235,072
Philip Morris International, Inc.	451,600	34,646,752

TOTAL UNITED STATES OF AMERICA		54,881,824

TOTAL COMMON STOCKS
(Cost $1,375,095,038)		1,416,306,838

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.4%
Banco Bradesco SA (PN)
(Cost $16,043,252)	1,804,700	22,395,460

Investment Companies - 0.3%
United States of America - 0.3%
iShares MSCI India ETF
(Cost $3,956,247)	132,960	4,361,088

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $152,245,576)	152,215,666	152,246,109
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,547,340,113)		1,595,309,495
NET OTHER ASSETS (LIABILITIES) - 0.8%		12,766,140
NET ASSETS - 100%		$1,608,075,635

Securities Sold Short - (0.1)%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,335,634 or 3.5% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$719,663
Total	$719,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$155,376,467	$46,466,006	$108,910,461	$--
Consumer Discretionary	59,018,693	24,961,933	34,056,760	--
Consumer Staples	171,213,579	150,006,528	21,207,051	--
Energy	114,590,200	114,590,200	--	--
Financials	482,583,795	374,642,910	107,940,885	--
Health Care	95,757,310	66,906,309	28,851,001	--
Industrials	141,456,940	35,383,498	106,073,442	--
Information Technology	179,252,519	87,997,632	91,254,887	--
Materials	15,197,400	--	15,197,400	--
Real Estate	5,421,260	5,421,260	--	--
Utilities	18,834,135	18,834,135	--	--
Money Market Funds	152,246,109	152,246,109	--	--
Investment Companies	4,361,088	4,361,088	--	--
Total Investments in Securities:	$1,595,309,495	$1,081,817,608	$513,491,887	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019